UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS	July 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 85.2%
Banks — 3.6%
857,400	Hudson City Bancorp, Inc.	$15,656,124

Consumer Discretionary — 9.2%
58,800	Bed Bath & Beyond, Inc.(b)	1,636,405
711,800	Mattel, Inc.	14,271,590
208,200	Nordstrom, Inc.	5,983,668
382,700	Staples, Inc.	8,610,750
317,500	Walt Disney Co. (The)	9,636,125

		40,138,538

Consumer Staples — 11.9%
227,950	PepsiCo, Inc.	15,172,352
228,000	Procter & Gamble Co.	14,929,440
368,300	Wal-Mart Stores, Inc.	21,589,746

		51,691,538

Diversified Financials — 6.2%
328,700	American Express Co.	12,201,344
423,800	Bank of New York Mellon Corp. (The)	15,044,900

		27,246,244

Energy — 11.3%
267,200	Cameron International Corp.(b)	12,761,472
289,000	Chesapeake Energy Corp.	14,493,350
87,400	Exxon Mobil Corp.	7,029,582
401,700	Weatherford International Ltd.(b)	15,156,141

		49,440,545

Health Care — 14.9%
163,000	Celgene Corp.(b)	12,304,870
138,000	Genzyme Corp.(b)	10,577,700
302,200	Hospira, Inc.(b)	11,531,952
178,000	Johnson & Johnson	12,187,660
307,000	Thermo Fisher Scientific, Inc.(b)	18,579,640

		65,181,822

Industrials — 9.1%
129,200	FedEx Corp.	10,186,128
118,700	McDermott International, Inc.(b)	5,658,429
278,800	RR Donnelley & Sons Co.	7,443,960
1,065,700	Southwest Airlines Co.	16,614,263

		39,902,780

Information Technology — 9.3%
708,800	Cisco Systems, Inc.(b)	15,586,512
591,200	Corning, Inc.	11,829,912
4	Nortel Networks Corp.(b)	31
107,500	Research In Motion Ltd.(b)	13,203,150

		40,619,605

Insurance — 4.0%
253,700	Prudential Financial, Inc.	17,497,689

Materials — 2.9%
11,200	Allegheny Technologies, Inc.	529,648
100,100	Monsanto Co.	11,922,911

		12,452,559

Utilities — 2.8%
312,500	PG&E Corp.	12,040,625

Total Common Stocks (Cost $340,533,681)		371,868,068

EXCHANGE TRADED FUND — 4.8%
Financials — 4.8%
165,500	SPDR Trust Series 1	20,982,090

Total Exchange Traded Fund (Cost $20,932,580)		20,982,090

INVESTMENT COMPANY — 2.5%
10,814,005	SEI Daily Income Trust Government II Fund, Class A	10,814,005

Total Investment Company (Cost $10,814,005)		10,814,005

Principal Amount
U.S. GOVERNMENT AGENCIES — 11.5%
Federal Home Loan Bank — 11.5%
$5,000,000	2.12%, 08/01/08(c)	5,000,000
8,000,000	2.20%, 08/05/08(c)	7,998,045
37,300,000	2.15%, 08/11/08(c)	37,277,723

Total U.S. Government Agencies (Cost $50,275,768)		50,275,768

TOTAL INVESTMENTS — 104.0% (Cost $422,556,033)(a)		453,939,930
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(17,619,004)

NET ASSETS — 100.0%		$436,320,927

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$47,351,225
Unrealized depreciation	(15,967,328)

Net unrealized appreciation	$31,383,897

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.6%
Consumer Discretionary	9.2%
Consumer Staples	11.9%
Diversified Financials	6.2%
Energy	11.3%
Health Care	14.9%
Industrials	9.1%
Information Technology	9.3%
Insurance	4.0%
Materials	2.9%
Utilities	2.8%
Other*	14.8%

*	Includes cash and equivalents, investment companies, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS	July 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 86.9%
Consumer Discretionary — 14.1%
859,300	Advance Auto Parts, Inc.	$35,308,637
911,000	Ann Taylor Stores Corp.(b)	20,543,050
1,380,200	Carter’s, Inc.(b)	22,814,706
919,800	Dollar Tree, Inc.(b)	34,492,500
412,200	Lamar Advertising Co. - Class A(b)	15,655,356

		128,814,249

Consumer Staples — 3.5%
805,200	McCormick & Co., Inc.	32,288,520

Diversified Financials — 2.7%
1,081,900	SEI Investments Co.	24,916,157

Energy — 11.8%
127,100	Alpha Natural Resources, Inc.(b)	12,576,545
162,600	Arch Coal, Inc.	9,156,006
606,000	Dresser-Rand Group, Inc.(b)	23,088,600
287,800	Penn Virginia Corp.	17,483,850
341,000	Unit Corp.(b)	23,034,550
245,600	Whiting Petroleum Corp.(b)	23,005,352

		108,344,903

Health Care — 13.6%
499,000	Applied Biosystems, Inc.	18,428,070
514,500	BioMarin Pharmaceutical, Inc.(b)	16,746,975
512,000	Charles River Laboratories International, Inc.(b)	34,027,520
565,600	Henry Schein, Inc.(b)	30,293,536
370,000	Waters Corp.(b)	25,137,800

		124,633,901

Industrials — 18.6%
374,200	AGCO Corp.(b)	22,395,870
328,100	Dun & Bradstreet Corp.	31,707,584
753,500	IDEX Corp.	28,504,905
790,800	J.B. Hunt Transport Services, Inc.	29,243,784
950,000	Quanta Services, Inc.(b)	29,336,000
500,200	Spirit Aerosystems Holdings, Inc. - Class A(b)	10,834,332
320,500	Wabtec Corp.	17,787,750

		169,810,225

Information Technology — 10.0%
866,800	Atheros Communications, Inc.(b)	26,870,800
368,500	Citrix Systems, Inc.(b)	9,816,840
629,500	Global Payments, Inc.	27,880,555
1,236,300	Red Hat, Inc.(b)	26,432,094

		91,000,289

Insurance — 2.8%
715,800	Protective Life Corp.	25,740,168

Materials — 4.9%
444,000	Cytec Industries, Inc.	24,002,640
279,400	FMC Corp.	20,778,978

		44,781,618

Utilities — 4.9%
851,700	DPL, Inc.	21,616,146
515,900	Wisconsin Energy Corp.	23,277,408

		44,893,554

Total Common Stocks (Cost $709,161,566)		795,223,584

EXCHANGE TRADED FUND — 4.8%
Financials — 4.8%
302,000	Midcap SPDR Trust Series 1	44,031,600

Total Exchange Traded Fund (Cost $44,558,094)		44,031,600

INVESTMENT COMPANY — 0.9%
7,843,439	Federated Treasury Obligations Fund	7,843,439

Total Investment Company (Cost $7,843,439)		7,843,439

Principal Amount
U.S. GOVERNMENT AGENCIES — 7.6%
Federal Home Loan Bank — 7.6%
$10,400,000	2.12%, 08/01/08(c)	10,400,000
2,800,000	2.20%, 08/05/08(c)	2,799,316
56,200,000	2.15%, 08/11/08(c)	56,165,815

Total U.S. Government Agencies (Cost $69,365,131)		69,365,131

TOTAL INVESTMENTS — 100.2% (Cost $830,928,230)(a)		916,463,754
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,845,038)

NET ASSETS — 100.0%		$914,618,716

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$109,795,918
Unrealized depreciation	(24,260,394)

Net unrealized appreciation	$85,535,524

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Consumer Discretionary	14.1%
Consumer Staples	3.5%
Diversified Financials	2.7%
Energy	11.8%
Health Care	13.6%
Industrials	18.6%
Information Technology	10.0%
Insurance	2.8%
Materials	4.9%
Utilities	4.9%
Other*	13.3%

*	Includes cash and equivalents, investment companies, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

NON-U.S. LARGE CAP FUND (FORMERLY INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS	July 31, 2008
(Unaudited)

Shares		Value#
COMMON STOCKS — 67.1%
CHINA — 0.7%
77,890,630	Semiconductor Manufacturing International Corp.(b)	$4,171,414
39,945,087	Sinotrans Ltd. - H Shares	9,428,448

		13,599,862

FINLAND — 3.7%
2,415,018	Nokia Oyj	65,911,470

FRANCE — 2.6%
172,067	Air France-KLM	4,275,683
185,473	Electricite de France	16,116,004
814,217	France Telecom SA	25,744,704

		46,136,391

GERMANY — 6.1%
746,018	Commerzbank AG	23,815,419
1,481,943	Deutsche Telekom AG	25,653,302
543,507	Fresenius Medical Care AG & Co.	30,041,124
240,420	Siemens AG	29,377,592

		108,887,437

HONG KONG — 3.9%
7,394,243	Hutchison Whampoa Ltd.	69,170,887

IRELAND — 0.8%
563,382	CRH Plc	14,695,705

ITALY — 2.4%
785,792	ENI SpA	26,516,187
1,019,759	Fiat SpA	17,448,740

		43,964,927

JAPAN — 21.6%
704,269	Aeon Co. Ltd.	8,596,314
1,273,014	Bridgestone Corp.	20,773,099
3,422,291	Chuo Mitsui Trust Holdings, Inc.	21,300,749
284,713	H.I.S. Co. Ltd.	4,114,687
47,930	Hogy Medical Co. Ltd.	2,340,198
674,646	Honda Motor Co. Ltd.	21,536,926
6,049,787	Mitsubishi UFJ Financial Group, Inc.	53,421,250
2,922	Mizuho Financial Group, Inc.	13,991,149
6,629	Nippon Telegraph & Telephone Corp.	33,679,295
1,508,367	Nomura Holdings, Inc.	21,767,657
7,049	NTT Data Corp.	29,047,337
1	NTT Urban Development Corp.	1,379
226,902	Rohm Co. Ltd.	12,956,347
1,245,129	Seven & I Holdings Co. Ltd.	38,078,620
227,847	Shimachu Co. Ltd.	5,613,803
360,597	Shimizu Corp.	1,447,533
2,210,004	Sumitomo Corp.	29,831,471
436,689	Takeda Pharmaceutical Co. Ltd.	23,185,681
2,291,760	Toshiba Corp.	14,879,538
694,200	Toyota Motor Corp.	29,925,238

		386,488,271

NETHERLANDS — 3.1%
1,470,863	Aegon NV	17,195,639
417,052	Heineken NV	19,378,153
1,067,647	Koninklijke KPN NV	18,585,921

		55,159,713

SWITZERLAND — 10.8%
489,163	ABB Ltd.(b)	12,824,175
22,397	Banque Cantonale Vaudoise	5,965,034
350,284	Credit Suisse Group	17,493,208
311,968	Roche Holding AG	57,639,777
5,602	Swatch Group AG	245,258
83,647	Syngenta AG	24,348,404
154,880	Synthes, Inc.	21,415,795
202,308	Zurich Financial Services AG	53,173,920

		193,105,571

UNITED KINGDOM — 11.4%
3,834,910	BP Plc	39,359,562
3,006,391	BT Group Plc	10,158,988
4,954,092	Cable & Wireless Plc	16,103,017
464,961	Firstgroup Plc	4,752,566
1,524,929	National Grid Plc	20,082,582
1,164,925	Pearson Plc	14,914,980
1,448,163	Prudential Plc	15,508,206
6,917,851	RSA Insurance Group Plc	17,960,661
1,055,008	Shire Ltd.	17,484,244
11,411,434	Vodafone Group Plc	30,569,343
3,226,102	William Morrison Supermarkets Plc	16,456,983

		203,351,132

Total Common Stocks (Cost $1,171,973,326)		1,200,471,366

EXCHANGE TRADED FUNDS — 8.1%
UNITED STATES — 8.1%
1,335,000	iShares MSCI Eafe Index Fund	88,630,650
4,669,947	iShares MSCI Japan Index Fund	56,039,364

Total Exchange Traded Funds (Cost $150,968,900)		144,670,014

OLD WESTBURY FUNDS, INC.

NON-U.S. LARGE CAP FUND (FORMERLY INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
INVESTMENT COMPANY — 0.7%
UNITED STATES — 0.7%
12,885,800	Federated Treasury Obligations Fund	$12,885,800

Total Investment Company (Cost $12,885,800)		12,885,800

Principal Amount
U.S. GOVERNMENT AGENCIES — 15.8%
Federal Home Loan Bank — 15.8%
$50,000,000	2.12%, 08/01/08(c)	$50,000,000
100,000,000	2.15%, 08/11/08(c)	99,940,278
58,000,000	2.15%, 08/14/08(c)	57,954,970
75,000,000	2.12%, 08/18/08(c)	74,924,917

Total U.S. Government Agencies (Cost $282,820,165)		282,820,165

TOTAL INVESTMENTS — 91.7% (Cost $1,618,648,191)(a)		1,640,847,345
OTHER ASSETS IN EXCESS OF LIABILITIES — 8.3%		148,636,804

NET ASSETS — 100.0%		$1,789,484,149

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Depreciation
460	EMINI MSCI EAFE Lead Futures, September 2008	$(382,329)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$121,386,396
Unrealized depreciation	(99,187,242)

Net unrealized appreciation	$22,199,154

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
#	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note 2).

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.6%
Consumer Discretionary	7.0%
Consumer Staples	3.7%
Diversified Financials	2.2%
Energy	3.7%
Health Care	8.5%
Industrials	8.5%
Information Technology	9.0%
Insurance	5.8%
Materials	2.2%
Real Estate	0.0%
Telecommunication Services	7.9%
U.S. Government Agencies	15.8%
Utilities	2.0%
Other*	17.1%

*	Includes cash and equivalents, investment companies, exchange traded funds, futures, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS	July 31, 2008
(Unaudited)

Shares		Value#
COMMON STOCKS — 79.4%
AUSTRALIA — 1.8%
115,577	Abacus Property Group	$128,597
29,175	ABB Grain Ltd.	218,464
136,390	Adelaide Brighton Ltd.	446,964
10,745	AED Oil Ltd.(b)	23,219
16,629	Aevum Ltd.	28,073
14,747	Alesco Corp. Ltd.	90,210
23,073	Amalgamated Holdings Ltd.	88,766
33,000	Andean Resources Ltd.	42,542
21,310	Ansell Ltd.(b)	203,645
10,300	Anvil Mining Ltd.(b)	91,638
45,389	Anzon Australia Ltd.(b)	48,039
81,978	APA Group	229,477
31,978	APN News & Media Ltd.	94,021
40,999	Aquila Resources Ltd.(b)	521,944
30,551	ARC Energy Ltd.(b)	37,682
78,207	Arrow Energy Ltd.(b)	238,334
39,428	Aspen Group	47,511
20,339	Ausdrill Ltd.	45,777
28,945	Austal Ltd.	71,144
237,688	Austar United Communications Ltd.(b)	254,965
103,629	Austereo Group Ltd.	138,014
67,455	Australian Agricultural Co. Ltd.	179,992
68,424	Australian Infrastructure Fund	143,302
63,310	Australian Pharmaceutical Industries Ltd.(b)	46,360
24,637	Australian Vintage Ltd.(b)	27,870
48,695	Australian Wealth Management Ltd.	68,621
76,071	Australian Worldwide Exploration Ltd.(b)	247,129
20,928	Automotive Holdings Group	36,709
22,100	AVJennings Ltd.	13,106
42,600	AWB Ltd.	112,475
62,660	Babcock & Brown Communities Ltd.	23,146
37,000	Babcock & Brown Wind Partners	55,844
24,069	Bank of Queensland Ltd.	328,335
152,381	Beach Petroleum Ltd.	164,770
42,185	Bendigo Mining Ltd.(b)	9,300
5,000	Boom Logistics Ltd.	3,959
17,179	Bradken Ltd.	144,230
18,680	Brickworks Ltd.	208,819
26,490	Cabcharge Australia Ltd.	191,190
9,746	Campbell Brothers Ltd.	242,249
7,825	Cardno Ltd.	30,064
44,000	Carnarvon Petroleum Ltd.(b)	17,961
61,507	CBH Resources Ltd.(b)	8,034
17,013	Cellestis Ltd.(b)	37,523
53,761	Centamin Egypt Ltd.(b)	54,327
54,362	Centennial Coal Co. Ltd.	262,442
52,127	Charter Hall Group	45,980
106,453	Citigold Corp. Ltd.(b)	20,961
51,145	Clough Ltd.(b)	31,360
18,947	Coal of Africa Ltd.(b)	49,690
6,058	Coffey International Ltd.	10,259
2,303	Compass Resources NL(b)	2,972
244,832	ConnectEast Group	218,652
20,084	Corporate Express Australia Ltd.	105,898
38,303	Count Financial Ltd.	56,843
19,414	Crane Group Ltd.	236,637
68,014	David Jones Ltd.	216,055
1,700	Devine Ltd.	1,278
8,637	Dominion Mining Ltd.	19,518
46,734	Downer EDI Ltd.	302,012
65,894	DUET Group	182,177
26,192	Energy Developments Ltd.	67,580
99,173	Energy World Corp. Ltd.(b)	87,317
173,677	Envestra Ltd.	125,598
9,540	Fantastic Holdings Ltd.	21,906
33,955	Felix Resources Ltd.	666,204
44,035	FKP Property Group	187,160
9,799	Fleetwood Corp. Ltd.	81,865
4,078	Flight Centre Ltd.	70,076
124,688	Futuris Corp. Ltd.	148,698
10,669	G.U.D. Holdings Ltd.	66,419
18,000	Geodynamics Ltd.(b)	25,564
23,000	Gindalbie Metals Ltd.(b)	21,904
47,000	Goodman Fielder Ltd.	57,705
10,532	GrainCorp Ltd.(b)	81,489
29,996	GRD Ltd.	23,186
63,776	Great Southern Ltd.	51,550
37,078	Gunns Ltd.	82,611
60,810	GWA International Ltd.	152,428
22,300	Hastie Group Ltd.	51,908
39,524	Healthscope Ltd.	161,560
46,708	Hills Industries Ltd.	145,961
139,803	IBA Health Group Ltd.(b)	74,091
16,525	iiNET Ltd.	25,766
56,674	Iluka Resources Ltd.	255,206
272	Incitec Pivot Ltd.	41,572
15,127	Independence Group NL	40,944
85,840	Indophil Resources NL(b)	107,332
67,113	ING Real Estate Community Living Group	24,552
16,018	Invocare Ltd.	84,979
16,163	IOOF Holdings Ltd.	83,044
19,221	Iress Market Technology Ltd.	110,308
21,000	Jabiru Metals Ltd.(b)	7,415
21,040	JB Hi-Fi Ltd.	239,796
33,492	Just Group Ltd.	104,101
25,802	Kagara Ltd.	81,460
10,666	Kingsgate Consolidated Ltd.(b)	57,188
59,113	Lynas Corp. Ltd.(b)	69,060
31,549	MacArthur Coal Ltd.	476,111
73,012	Macmahon Holdings Ltd.	115,050
59,260	Macquarie Communications Infrastructure Group	160,512
28,838	Macquarie Media Group Ltd.	95,961

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
AUSTRALIA (continued)
7,488	McMillan Shakespeare Ltd.	$16,305
9,795	Melbourne IT Ltd.	28,045
20,142	Mermaid Marine Australia Ltd.	31,334
41,895	Minara Resources Ltd.	75,620
19,000	Mincor Resources NL	31,800
41,969	Mineral Deposits Ltd.(b)	34,618
45,132	Mirvac Industrial Trust	9,266
29,500	Mitchell Communications Group Ltd.	14,916
13,431	Monadelphous Group Ltd.	173,241
78,058	Mount Gibson Iron Ltd.(b)	190,279
20,000	Murchison Metals Ltd.(b)	56,369
47,560	MYOB Ltd.	50,149
16,000	Navitas Ltd.	33,887
128,661	New Hope Corp. Ltd.	563,840
50,000	Nexus Energy Ltd.(b)	61,438
14,479	Novogen Ltd.(b)	14,387
13,754	Oakton Ltd.	37,200
126,273	Pacific Brands Ltd.	228,760
196,628	PanAust Ltd.(b)	151,934
24,808	Panoramic Resources Ltd.	54,756
90,163	PaperlinX Ltd.	163,681
37,523	Peet Ltd.	84,606
20,327	Perilya Ltd.	10,143
3,840	Perpetual Ltd.	146,137
28,698	Pharmaxis Ltd.(b)	44,622
4,473	Photon Group Ltd.	11,474
12,883	Platinum Asset Mangement Ltd.	39,990
34,118	Platinum Australia Ltd.(b)	78,945
78,985	PMP Ltd.	73,181
17,691	Portman Ltd.(b)	304,217
28,756	Primary Health Care Ltd.	139,652
16,671	Prime Media Group Ltd.	36,899
10,843	Programmed Maintenance Services Ltd.	37,141
17,025	Ramsay Health Care Ltd.	153,314
6,100	Redflex Holdings Ltd.	14,317
8,531	Reece Australia Ltd.	158,321
1,933	Reject Shop Ltd. (The)	16,527
18,010	Resolute Mining Ltd.(b)	24,141
12,309	Reverse Corp. Ltd.	20,015
46,127	Ridley Corp. Ltd.	51,894
30,700	Riversdale Mining Ltd.(b)	293,230
54,659	Roc Oil Co. Ltd.(b)	76,591
14,834	SAI Global Ltd.	35,132
29,246	Salmat Ltd.	76,761
8,780	Seek Ltd.	40,963
6,930	Select Harvests Ltd.	38,099
9,440	Servcorp Ltd.	29,307
10,444	Service Stream Ltd.	9,571
3,600	Seven Network Ltd.	24,896
107,132	Sigma Pharmaceuticals Ltd.	99,903
21,714	Silex Systems Ltd.(b)	153,076
8,815	Sims Group Ltd. - ADR	274,058
8,120	Sino Gold Mining Ltd.(b)	38,637
10,596	Skilled Group Ltd.	22,473
7,500	SMS Management & Technology Ltd.	25,387
44,000	Spark Infrastructure Group	67,811
28,294	Specialty Fashion Group Ltd.	21,624
33,628	Spotless Group Ltd.	88,824
30,253	Straits Resources Ltd.	162,527
29,180	STW Communications Group Ltd.	29,294
218,698	Sundance Resources Ltd.(b)	51,518
47,414	Sunland Group Ltd.	104,779
14,971	Super Cheap Auto Group Ltd.	36,706
6,000	Talent2 International Ltd.	7,849
27,977	Tap Oil Ltd.(b)	37,237
11,008	Tassal Group Ltd.	24,777
50,836	Technology One Ltd.	40,078
34,565	Ten Network Holdings Ltd.	48,508
163,262	Thakral Holdings Group	129,153
64,556	Timbercorp Ltd.	50,229
53,755	Tower Australia Group Ltd.	146,850
33,905	Transfield Services Ltd.	237,913
13,679	Transpacific Industries Group Ltd.	92,035
19,829	Trinity Group	16,408
22,118	United Group Ltd.	276,730
23,980	UXC Ltd.	21,072
21,214	Village Roadshow Ltd.	36,889
25,284	Village Roadshow Ltd., Preferred Shares	44,104
46,000	Virgin Blue Holdings Ltd.	33,984
13,169	Washington H. Soul Pattinson & Co. Ltd.	129,466
6,039	Watpac Ltd.	10,493
19,960	Western Areas NL(b)	154,326
37,396	WHK Group Ltd.	41,682

		18,728,523

AUSTRIA — 0.3%
959	Agrana Beteiligungs AG	83,804
9,244	Andritz AG	551,042
4,952	Austrian Airlines AG(b)	31,282
3,058	BWIN Interactive Entertainment AG(b)	81,009
2,439	BWT AG	87,609
2,439	Christ Water Technology AG(b)	32,209
1,891	Constantia Packaging AG	140,949
3,121	Flughafen Wien AG	265,058
1,518	Frauenthal Holding AG	33,790
4,831	Intercell AG(b)	243,883
197	Lenzing AG	99,775
1,270	Mayr Melnhof Karton AG	115,535
849	Oberbank AG	62,164
3,642	Oesterreichische Post AG	129,705
1,756	Palfinger AG	41,984
5,405	RHI AG(b)	258,491
779	Rosenbauer International AG	35,399

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
AUSTRIA (continued)
526	S&T System Integration & Technology Distribution AG(b)	$25,363
1,455	Schoeller-Bleckmann Oilfield Equipment AG	133,514
10,994	Uniqa Versicherungen AG	332,800
4,708	Warimpex Finanz- Und Beteiligungs AG	36,520
788	Zumtobel AG	14,070

		2,835,955

BELGIUM — 0.4%
5,614	Ackermans & Van Haaren NV	595,890
50	Banque Nationale de Belgique	233,858
2,225	Barco NV	91,855
4,312	Bekaert SA	654,832
1,479	Cofinimmo	279,159
900	Compagnie d’Entreprises CFE	89,485
765	Compagnie Immobiliere de Belgique SA	45,137
4,983	Compagnie Maritime Belge SA	292,311
3,050	Deceuninck NV	36,928
674	D’ieteren SA	166,893
3,411	Elia System Operator SA NV	138,209
2,600	Euronav NV	116,257
3,075	Exmar NV	78,814
3,415	Innogenetics NV(b)	34,183
993	Intervest Offices	39,046
3,840	Ion Beam Applications	89,015
829	Kinepolis	30,693
5,034	Melexis NV	79,772
4,938	Omega Pharma SA	214,254
3,216	Option NV(b)	13,730
1,694	Recticel SA	21,527
740	Roularta Media Group NV	28,602
167	Sipef NV	102,668
6,295	Tessenderlo Chemie NV	302,957
325	VAN DE Velde	13,292
445	VPK Packaging Group	17,279
643	Warehouses De Pauw SCA	40,580

		3,847,226

BERMUDA — 0.1%
11,206	Catlin Group Ltd.	72,818
11,158	Helen of Troy Ltd.(b)	229,408
94,783	Hiscox Ltd.	373,628

		675,854

BRAZIL — 0.8%
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	173,442
4,000	Cia de Saneamento do Parana	7,023
14,400	Cia de Tecidos do Norte de Minas - Coteminas, Preference Shares(b)	61,505
750	Cia Energetica do Ceara - Class A, Preference Shares	9,194
27,800	Cia Paranaense de Energia - Class B, Preference Shares	564,235
61,911	Confab Industrial SA, Preference Shares	248,229
7,800	Duratex SA, Preference Shares	142,773
7,480	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference Shares	152,819
21,000	Eternit SA	93,852
15,000	Gol-Linhas Aereas Inteligentes SA, Preference Shares	152,844
193,000	Klabin SA, Preference Shares	672,783
15,033	Magnesita Refratarios SA	220,653
41,800	Marcopolo SA, Preference Shares	167,862
31,800	Metalurgica Gerdau SA, Preference Shares	944,072
22,319	NET Servicos de Comunicacao SA, Preference Shares(b)	281,713
19,684	Paranapanema SA(b)(c)	68,994
10,000	Paranapanema SA, Preference Shares(b)	34,476
31,305	Perdigao SA	861,622
5,227	Petroquimica Uniao SA, Preference Shares	48,356
20,000	Plascar Participacoes Industriais SA(b)	60,014
147,000	Sadia SA, Preference Shares	1,070,848
4,200	Saraiva SA Livreiros Editores, Preference Shares	85,405
37,626	Suzano Papel e Celulose SA, Preference Shares	571,729
6,138	Telemig Celular Participacoes SA, Preference Shares	178,579
16,044	Ultrapar Participacoes SA, Preference Shares	584,275
124,872	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares	115,600
19,298	Votorantim Celulose e Papel SA, Preference Shares	466,833
58,200	Weg SA	671,810

		8,711,540

CANADA — 2.5%
3,000	Aastra Technologies Ltd.(b)	57,808
5,200	Absolute Software Corp.(b)	55,100
2,900	Aecon Group, Inc.	41,859
15,561	AGF Management Ltd. - Class B	333,423
1,200	Akita Drilling Ltd. - Class A	14,755
3,533	Alberta Clipper Energy, Inc.(b)	9,247
13,100	Allen-Vanguard Corp.(b)	24,308
2,600	Altius Minerals Corp.(b)	17,216
3,200	Amerigo Resources Ltd.	5,094
9,900	Anderson Energy Ltd.(b)	36,837

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
CANADA (continued)
6,400	Angiotech Pharmaceuticals, Inc.(b)	$12,313
35,500	Antrim Energy, Inc.(b)	95,688
6,500	Aquiline Resources, Inc.(b)	40,310
9,400	Astral Media, Inc.	284,217
2,586	Atrium Innovations, Inc.(b)	34,448
21,420	ATS Automation Tooling Systems, Inc.(b)	111,707
4,900	Augusta Resource Corp.(b)	32,636
23,800	Aurelian Resources, Inc.(b)	151,779
22,800	Aurizon Mines Ltd.(b)	106,435
2,200	Aurora Energy Resources, Inc.(b)	6,016
9,300	Baffinland Iron Mines Corp.(b)	16,893
11,900	Baja Mining Corp.(b)	12,319
9,400	Ballard Power Systems, Inc.(b)	38,098
6,400	Bioms Medical Corp.(b)	20,564
700	BioteQ Environmental Technologies, Inc.(b)	2,256
25,100	Biovail Corp.	252,483
6,700	Birchcliff Energy Ltd.(b)	82,118
2,900	BMTC Group, Inc. - Class A	45,456
5,600	Boardwalk Real Estate Investment Trust	214,495
5,500	Boralex, Inc. - Class A(b)	78,314
6,500	Bow Valley Energy Ltd.(b)	32,692
2,200	Breaker Energy Ltd. - Class A(b)	23,484
68,500	Breakwater Resources Ltd.(b)	20,404
7,300	Cadence Energy, Inc.(b)	47,766
5,400	Calfrac Well Services Ltd.	141,230
9,100	Calloway Real Estate Investment Trust	171,522
2,600	Calvalley Petroleum, Inc. - Class A(b)	9,903
6,100	Canaccord Capital, Inc.	45,991
4,100	Canada Bread Co. Ltd.	243,249
4,100	Canadian Apartment Properties REIT	67,870
23,800	Canadian Hydro Developers, Inc.(b)	116,681
2,300	Canadian Real Estate Investment Trust	65,140
16,700	Canadian Superior Energy, Inc.(b)	64,422
11,400	Canadian Western Bank	278,334
6,800	Canam Group, Inc.	60,300
13,600	Canfor Corp.(b)	100,146
5,300	Cangene Corp.(b)	24,327
8,000	Cardiome Pharma Corp.(b)	94,692
13,100	Cascades, Inc.	67,678
66,327	Catalyst Paper Corp.(b)	71,253
5,900	CCL Industries - Class B	172,860
38,800	Celestica, Inc.(b)	306,929
4,600	Celtic Exploration Ltd.(b)	74,170
44,600	Chariot Resources Ltd.(b)	29,619
9,800	Chartwell Seniors Housing Real Estate Investment Trust	77,332
3,800	CHC Helicopter Corp. - Class A	114,785
2,900	Churchill Corp. (The) - Class A(b)	49,846
3,443	Coalcorp Mining, Inc.(b)	5,212
4,400	Cogeco Cable, Inc.	174,462
10,000	COM DEV International Ltd.(b)	31,349
3,800	Cominar Real Estate Investment Trust	79,232
16,215	Compton Petroleum Corp.(b)	166,434
43,200	Connacher Oil & Gas Ltd.(b)	182,681
1,300	Constellation Software, Inc.	34,787
3,100	Corby Distilleries Ltd. - Class A	56,009
14,800	Corridor Resources, Inc.(b)	105,513
13,000	Corus Entertainment, Inc. - Class B	230,304
5,000	Cott Corp.(b)	16,554
1,400	Crew Energy, Inc.(b)	19,921
34,300	Crystallex International Corp.(b)	27,468
2,800	Dalsa Corp.(b)	27,345
30,804	Denison Mines Corp.(b)	210,584
6,600	Descartes Systems Group, Inc. (The)(b)	22,753
5,600	Dorel Industries, Inc. - Class B	174,462
6,200	Dundee Precious Metals, Inc.(b)	35,906
1,700	Dundee Real Estate Investment Trust	54,290
13,900	DundeeWealth, Inc.	191,406
8,300	Duvernay Oil Corp.(b)	667,113
112,600	Eastern Platinum Ltd.(b)	207,836
53,600	Eldorado Gold Corp.(b)	437,615
3,533	Ember Resources, Inc.(b)	4,830
4,700	Emera, Inc.	107,132
3,100	Empire Co. Ltd. - Class A	135,783
9,000	Ensign Energy Services, Inc.	185,898
101,100	Equinox Minerals Ltd.(b)	409,751
1,500	Equitable Group, Inc.	30,939
37,400	European Goldfields Ltd.(b)	112,132
6,500	Evertz Technologies Ltd.	122,071
1,900	Exfo Electro Optical Engineering, Inc.(b)	8,536
3,600	Extendicare Real Estate Investment Trust	25,314
11,200	Fairborne Energy Ltd.	125,022
49,800	First Calgary Petroleums Ltd.(b)	120,129
150,000	FirstService Corp.(b)	2,499,000
4,200	Flint Energy Services Ltd.(b)	79,287
17,241	FNX Mining Co., Inc.(b)	303,584
5,500	Forzani Group Ltd. (The) - Class A	72,191
14,100	Fronteer Development Group, Inc.(b)	51,087
7,600	Frontera Copper Corp.(b)	18,556

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
CANADA (continued)
13,800	Galleon Energy, Inc. - Class A(b)	$220,353
3,600	Garda World Security Corp. - Class A(b)	44,580
1,100	Gennum Corp.	10,592
1,800	Gluskin Sheff & Associates, Inc.	32,873
15,000	Gold Eagle Mines Ltd.(b)	179,892
8,500	Great Basin Gold Ltd.(b)	29,635
11,000	Great Canadian Gaming Corp.(b)	92,817
3,800	Greystar Resources Ltd.(b)	10,836
2,900	GSI Group, Inc.(b)	15,080
7,400	Guyana Goldfields, Inc.(b)	25,222
7,700	Hanfeng Evergreen, Inc.(b)	76,553
12,300	Harry Winston Diamond Corp.	261,268
4,900	Hemisphere GPS, Inc.(b)	18,424
3,500	Heroux-Devtek, Inc.(b)	24,611
47,000	High River Gold Mines Ltd.(b)	74,359
8,516	Highpine Oil & Gas Ltd.(b)	103,461
5,300	Home Capital Group, Inc.	194,205
19,300	HudBay Minerals, Inc.(b)	186,412
40,000	IAMGOLD Corp.	266,810
5,600	Imperial Metals Corp.(b)	42,932
2,800	Indigo Books & Music, Inc.(b)	44,244
7,300	Intermap Technologies Corp.(b)	32,581
6,300	International Forest Products Ltd. - Class A(b)	30,763
6,300	Intertape Polymer Group, Inc.(b)	15,012
26,100	Iteration Energy Ltd.(b)	180,721
25,600	Ivanhoe Energy, Inc.(b)	62,753
12,200	Jean Coutu Group PJC, Inc. (The) Class A	95,317
10,400	Jinshan Gold Mines, Inc.(b)	23,361
5,300	Kaboose, Inc.(b)	4,037
13,600	Kingsway Financial Services, Inc.	94,833
6,900	Kirkland Lake Gold, Inc.(b)	51,483
4,100	Laramide Resources(b)	13,534
3,900	Laurentian Bank of Canada	159,969
2,400	Le Chateau, Inc.	28,689
12,400	Leon’s Furniture Ltd.	143,019
17,400	Linamar Corp.	204,766
9,000	Lions Gate Entertainment Corp.(b)(c)	89,000
42,100	Lundin Mining Corp.(b)	228,190
6,700	MacDonald Dettwiler & Associates Ltd.(b)	210,956
4,100	Major Drilling Group International(b)	158,282
12,700	Maple Leaf Foods, Inc.	130,975
1,900	Marsulex, Inc.	23,751
11,900	Martinrea International, Inc.(b)	62,873
4,300	Maxim Power Corp.(b)	25,868
21,500	MDS, Inc.(b)	301,939
4,100	MEGA Brands, Inc.(b)	13,334
11,200	Mega Uranium Ltd.(b)	17,063
9,200	Methanex Corp.	247,352
2,800	Migao Corp.(b)	21,056
5,300	Morguard Real Estate Investment Trust	68,531
1,900	Mosaid Technologies, Inc.	26,831
13,900	Neo Material Technologies, Inc.(b)	48,327
14,700	Norbord, Inc.	66,469
8,400	North American Palladium Ltd.(b)	35,685
3,600	Northbridge Financial Corp.	115,213
400	Northern Property Real Estate Investment Trust	8,817
34,900	Northgate Minerals Corp.(b)	80,438
13,200	Nova Chemicals Corp.	339,427
9,149	NuVista Energy Ltd.(b)	123,303
11,100	Open Text Corp.(b)	345,808
10,400	PAN American Silver Corp.(b)	325,828
6,000	Paramount Resources Ltd. - Class A(b)	94,692
400	Parkbridge Lifestyles Communities, Inc.(b)	1,914
11,600	Pason Systems, Inc.	177,294
22,300	Patheon, Inc.(b)	91,034
15,900	Petaquilla Minerals Ltd.(b)	19,410
4,100	Petrolifera Petroleum Ltd.(b)	28,870
13,500	Points International Ltd.(b)	14,503
12,300	Polymet Mining Corp.(b)	42,043
7,800	ProEx Energy Ltd.(b)	160,578
3,600	Q9 Networks, Inc.(b)	45,354
17,300	QLT, Inc.(b)	64,878
10,200	Quadra Mining Ltd.(b)	186,777
5,700	Quebecor, Inc. - Class B	136,940
23,200	Quest Capital Corp.	38,518
9,400	Reitmans (Canada) Ltd. - Class A	145,689
1,600	Resverlogix Corp.(b)	12,422
1,900	Richelieu Hardware Ltd.	35,181
10,500	Ritchie Bros. Auctioneers, Inc.	274,818
17,600	RONA, Inc.(b)	196,635
10,900	Rothmans, Inc.	316,158
4,800	Rubicon Minerals Corp.(b)	6,375
11,600	Russel Metals, Inc.	314,484
5,700	Samuel Manu-Tech, Inc.	53,997
10,200	Savanna Energy Services Corp.	206,600
13,200	Saxon Energy Services, Inc.(b)	89,336
21,900	SEMAFO, Inc.(b)	29,943
11,200	ShawCor Ltd.	362,486
29,982	Shore Gold, Inc.(b)	46,849
5,500	Sierra Wireless, Inc.(b)	68,270
9,000	Silver Standard Resources, Inc.(b)	256,126
26,400	Silvercorp Metals, Inc.	127,623
6,000	Skye Resources, Inc.(b)	35,568
2,500	Softchoice Corp.	25,636

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
CANADA (continued)
9,100	Stantec, Inc.(b)	$253,284
36,400	Starfield Resources, Inc.(b)	28,439
1,200	Stella-Jones, Inc.	34,970
5,200	Storm Exploration, Inc.(b)	84,301
9,200	SunOpta, Inc.(b)	48,788
2,100	SXC Health Solutions Corp.(b)	28,548
7,600	Synenco Energy, Inc. - Class A(b)	75,855
7,200	Tanzanian Royalty Exploration Corp.(b)	36,002
17,500	Taseko Mines Ltd.(b)	64,774
3,900	Teal Exploration & Mining, Inc.(b)	11,807
200	Tembec, Inc.(b)	686
7,400	Theratechnologies, Inc.(b)	38,519
20,200	Thompson Creek Metals Co., Inc.(b)	346,021
7,300	Timminco Ltd.(b)	172,528
11,300	Toromont Industries Ltd.	337,692
7,000	Torstar Corp. - Class B	80,531
1,400	Transat A.T., Inc. - Class A	26,648
3,100	Transat A.T., Inc. - Class B	58,794
10,600	Transcontinental, Inc. - Class A	155,385
5,600	Transglobe Energy Corp.(b)	23,736
1,200	Transition Therapeutics, Inc.(b)	11,977
21,200	Trican Well Service Ltd.	465,843
4,700	TriStar Oil & Gas Ltd.(b)	84,687
5,700	TVA Group, Inc. - Class B	77,098
23,500	Uex Corp.(b)	75,048
4,200	Uni-Select, Inc.	92,085
73,085	Uranium One, Inc.(b)	261,235
9,400	Uranium Participation Corp.(b)	79,959
8,800	Ur-Energy, Inc.(b)	16,157
74,600	UTS Energy Corp.(b)	371,561
800	Vector Aerospace Corp.(b)	3,938
4,700	Vernenex Energy, Inc.(b)	43,606
1,260	Vero Energy, Inc.(b)	11,419
36,800	Viterra, Inc.(b)	434,865
2,100	Vitran Corp., Inc.(b)	34,947
900	West Energy Ltd.(b)	3,243
5,500	West Fraser Timber Co. Ltd.	176,879
5,300	Western Canadian Coal Corp.(b)	36,284
4,900	Western Financial Group, Inc.	14,739
6,300	Westjet Airlines Ltd.(b)	91,121
2,086	Westport Innovations, Inc.(b)	10,042
1,100	Wi-Lan, Inc.(b)	1,751
5,700	Winpak Ltd.	26,442
600	Xantrex Technology, Inc.(b)	8,614
4,300	Xtreme Coil Drilling Corp.(b)	39,097
1,100	ZCL Composites, Inc.	8,164

		26,683,718

CHILE — 0.1%
164,971	Banmedica SA	168,488
49,991	Cementos Bio-Bio SA	106,575
12,790	Cia de Consumidores de Gas de Santiago SA	58,338
42,000	Cia Sudamericana de Vapores SA	63,718
49,225,119	CorpBanca SA	278,218
17,867	Cristalerias de Chile SA	152,361
792,236	Empresas Iansa SA	37,078
37,174	Farmacias Ahumada SA	95,838
200,535	Industrias Forestales SA	40,564
1,454,475	Madeco SA	137,011
179,728	Vina Concha y Toro SA	317,219
7,792,205	Vina San Pedro SA	53,313

		1,508,721

CHINA — 0.2%
48,000	Anhui Expressway Co. Ltd. - H Shares	32,926
192,000	AviChina Industry & Technology Co. - H Shares(b)	36,393
30,000	Baoye Group Co. Ltd. - H Shares	11,606
92,000	Beijing Capital Land Ltd. - H Shares	22,789
113,400	BYD Co. Ltd. - H Shares	114,853
202,000	China Rare Earth Holdings Ltd.	38,041
626,400	China Resources Microelectronics Ltd.(b)	19,816
54,000	China Shineway Pharmaceutical Group Ltd.	39,309
152,000	China Wireless Technologies Ltd.	7,927
126,000	China Yurun Food Group Ltd.	180,716
44,000	Chongqing Iron & Steel Co. Ltd. - H Shares	17,672
182,000	Dalian Port PDA Co. Ltd. - H Shares	108,758
20,000	Delong Holdings Ltd.	45,164
148,000	Golden Eagle Retail Group Ltd.	125,211
37,500	Great Wall Motor Co. Ltd. - H Shares	23,864
20,000	Guangzhou Shipyard International Co. Ltd. - H Shares	45,889
134,000	Harbin Power Equipment Co. Ltd. - H Shares	207,755
374,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares	88,010
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	40,037
160,000	Qingling Motors Co. - H Shares	26,620
3,305,000	Semiconductor Manufacturing International Corp.(b)	176,998
172,000	Shenzhen Expressway Co. Ltd. - H Shares	91,531
142,000	Sinopec Yizheng Chemical Fibre Co. Ltd.(b)	19,624
356,000	Sinotrans Ltd. - H Shares	84,029

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
CHINA (continued)
62,000	Tianjin Capital Environmental Protection - H Shares	$16,501
147,000	Travelsky Technology Ltd. - H Shares	88,561
110,000	Weiqiao Textile Co. Ltd. - H Shares	84,006
148,000	Xiamen International Port Co. Ltd. - H Shares	33,855
126,000	Xinao Gas Holdings Ltd.	210,664
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)	26,332

		2,065,457

CYPRUS — 0.0%
28,515	ProSafe SE(b)	247,996

DENMARK — 0.2%
1,300	Alm Brand A/S(b)	52,250
1,600	Amagerbanken A/S	42,115
2,400	Auriga Industries - Class B	95,200
2,250	Bang & Olufsen A/S - Class B	104,505
9,000	Capinordic A/S(b)	20,310
2,200	Dalhoff Larsen & Horneman A/S - Class B	30,839
950	DFDS A/S	122,013
250	DiBa Bank A/S	8,621
2,350	East Asiatic Co. Ltd. A/S	159,185
2,200	Fionia Bank A/S	39,874
4,162	Forstaedernes Bank A/S	70,399
6,600	Greentech Energy Systems(b)	104,629
90	H+H International A/S - Class B	17,900
1,000	IC Companys A/S	36,154
1,558	NeuroSearch A/S(b)	78,443
1,300	Nordjyske Bank A/S	32,837
250	Norresundby Bank A/S	13,036
200	Parken Sport & Entertainment A/S(b)	53,738
145	PER Aarsleff A/S - Class B	19,118
980	Ringkjoebing Landbobank A/S	132,481
1,125	Royal UNIBREW A/S	105,092
350	Sanistal A/S - Class B	26,669
3,100	Schouw & Co	123,357
700	SimCorp A/S	125,446
2,600	Sjaelso Gruppen	47,193
5,820	Spar Nord Bank A/S	94,855
325	Sparbank	12,693
100	Sparekassen Faaborg A/S	30,364
650	Thrane & Thrane A/S	33,041
4,000	TK Development(b)	46,249
500	Vestjysk Bank A/S	18,770

		1,897,376

FINLAND — 0.5%
4,824	Ahlstrom Oyj	104,491
11,568	Alma Media	160,225
22,250	Amer Sports Oyj - Class A	384,988
1,400	Bank of Aland Plc - Class B	54,301
5,321	Cargotec Corp. - Class B	174,660
16,468	Comptel Plc	36,884
4,700	Cramo Oyj	65,108
10,700	Elektrobit Corp.	15,135
21,202	Elisa Oyj	448,328
12,200	Finnair Oyj	101,017
5,400	Finnlines Oyj	110,118
9,150	Fiskars Oyj Abp - Class A	149,275
11,650	F-Secure Oyj	43,291
3,265	Glaston Oyj Abp	14,137
2,100	HKScan Oyj	23,460
14,150	Huhtamaki Oyj	120,122
12,591	Kemira Oyj	142,320
12,000	Konecranes Oyj	476,738
5,400	Lassila & Tikanoja Oyj	122,098
1,850	Lemminkainen Oyj	71,752
36,207	M-real Oyj - Class B	55,457
10,440	Nokian Renkaat Oyj	449,524
1,850	Olvi Oyj - Class A	59,043
12,741	Oriola-KD Oyj - Class B	48,101
7,279	Orion Oyj - Class A	153,747
14,389	Orion Oyj - Class B	294,454
1,737	Outotec Oyj	88,471
2,400	PKC Group Oyj	27,942
18,974	Pohjola Bank Plc	310,813
1,080	Ponsse Oyj	19,315
7,300	Poyry Oyj	191,456
20,000	Raisio Plc - V Shares	49,844
11,839	Ramirent Oyj	90,717
6,800	Rapala VMC Oyj	46,280
3,336	Sanoma-WSOY Oyj	72,289
2,988	Stockman Oyj Abp - Class A	102,226
5,315	Stockman Oyj Abp - Class B	163,821
126	Tietoenator Oyj	2,563
17,900	Uponor Oyj	269,046
1,200	Vacon Plc	47,666
1,000	Vaisala Oyj - Class A	42,405
16,100	YIT Oyj	274,219

		5,677,847

FRANCE — 1.2%
778	Affine SA	40,080
902	Ales Groupe	23,203
3,474	Alten Ltd.(b)	143,127
19,560	Altran Technologies SA(b)	168,935
3,839	April Group	191,374
7,854	Arkema	398,756
1,781	Assystem	25,058
12,503	Atos Origin SA	721,541
1,591	Audika	71,814
7,010	Beneteau SA	140,486
1,514	BioMerieux	168,723
300	Boiron SA	8,976
629	Bonduelle SCA	56,561
1,679	Bongrain SA	132,027
9,779	Bourbon SA	563,671

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
FRANCE (continued)
10,949	Bull SA(b)	$37,004
17,208	Canal Plus	181,513
2,116	Carbone Lorraine	120,541
4,445	CBo Territoria	16,658
489	Cegedim SA	33,817
1,047	Cegid Group	27,131
1,670	Clarins	144,165
3,425	Club Mediterranee SA(b)	152,642
2,331	Compagnie Plastic-Omnium SA	69,815
1,082	Damartex SA	27,654
1,095	Delachaux SA	113,269
12,314	Derichebourg	97,672
845	Electricite de Strasbourg	148,734
463	Esso Ste Anonyme Francaise	97,504
14,068	Etablissements Maurel Et Prom	324,905
1,280	Etam Developpement SA	38,833
2,798	Euro Disney SCA(b)	37,884
1,226	Exel Industries SA - Class A	86,089
1,883	Faurecia(b)	75,663
2,688	Fimalac	185,631
839	Fleury Michon SA	39,221
202	Gaumont SA	17,308
4,983	Gemalto NV(b)	187,910
6,915	GFI Informatique	41,632
1,410	GL Events	41,158
899	Groupe Crit	21,710
3,507	Groupe Steria SCA	81,034
251	Guerbet	48,892
1,184	Guyenne et Gascogne SA	131,735
3,678	Haulotte Group	43,102
49,971	Havas SA	192,162
2,150	IMS-International Metal Service	56,997
3,910	Ingenico	105,675
3,723	IPSOS	129,962
863	Laurent-Perrier	114,067
346	LISI	31,067
3,878	M6-Metropole Television	88,265
629	Maisons France Confort	24,440
3,415	Manitou BF SA	99,718
873	Manutan (Societe)	61,189
1,909	Neopost SA	189,755
4,555	Nexans SA	540,675
4,029	Nexity	89,923
463	Norbert Dentressangle	39,649
4,755	Oberthur Technologies	33,373
6,698	Orpea(b)	366,978
1,266	Pierre & Vacances	125,401
485	Radiall	54,864
4,762	Rallye SA	229,128
2,892	Remy Cointreau SA	141,826
11,406	Rexel SA	173,024
16,544	Rhodia SA	314,573
1,356	Rodriguez Group(b)	18,394
1,604	Rubis	146,994
1,400	Saft Groupe SA	55,099
15,650	SCOR SE	371,065
4	SCOR SE Non-Registered Shares(b)(c)	13
3,999	SEB SA	223,883
2,300	Sechilienne-Sidec	181,682
4,545	Societe BIC SA	231,382
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	368,110
3,156	Societe Television Francaise 1	54,067
1,780	SOITEC(b)	10,499
815	Somfy SA	177,802
811	Sopra Group SA	62,346
923	Sperian Protection	105,807
573	Spir Communication	29,093
1,360	Stallergenes	124,160
857	Ste Industrielle d’Aviation Latecoere SA(b)	9,861
1,316	STEF-TFE	86,125
62	Sucriere de Pithiviers-Le-Vieil	48,795
1,305	Synergie SA	34,136
7,712	Teleperformance	296,070
3,877	Theolia SA(b)	101,164
2,088	Trigano SA	29,021
8,342	UBISOFT Entertainment(b)	821,032
886	Union Financiere de France BQE SA	38,580
10,605	Valeo SA	342,675
7,341	Viel et Compagnie	44,032
402	Vilmorin & Cie	75,701
1,248	Virbac SA	108,651
494	VM Materiaux SA	38,630
5,908	Zodiac SA	264,890

		13,227,628

GERMANY — 1.2%
5,932	Aareal Bank AG	142,728
2,064	Adlink Internet Media AG(b)	40,104
4,077	ADVA AG Optical Networking(b)	10,272
11,559	Aixtron AG	104,446
5,653	Alstria Office AG REIT	95,881
8,270	Altana AG	129,938
12,829	Arcandor AG(b)	147,999
6,102	Baader Wertpapierhandelsbank AG	30,829
1,916	Balda AG(b)	4,938
318	Bauer AG	30,345
3,334	Bechtle AG	93,204
8,045	Bilfinger Berger AG	541,701
1,034	Biotest AG	98,830
780	Boewe Systec AG	21,050
5,141	Carl Zeiss Meditec AG	79,654
2,684	CENTROTEC Sustainable AG(b)	60,237
1,017	Cewe Color Holding AG	37,235
8,271	Comdirect Bank AG	89,908
2,944	Conergy AG(b)	39,973

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
GERMANY (continued)
934	CTS Eventim AG	$32,865
4,009	Curanum AG	24,539
6,258	DAB Bank AG	45,357
639	Demag Cranes AG	34,917
3,054	Deutsche Wohnen AG(b)	36,861
11,195	Deutz AG	84,182
7,612	Douglas Holdings AG	359,693
1,775	Duerr AG	65,696
440	DVB Bank AG	183,618
6,000	EM.Sport Media AG(b)	22,791
13,153	Epcos AG	363,117
1,290	Escada AG(b)	25,951
10,166	Evotec AG(b)	18,171
632	Evotec AG ADR(b)	2,193
3,542	Fielmann AG	286,132
14,237	Freenet AG(b)	258,902
1,320	Fuchs Petrolub AG	122,236
2,507	Gerry Weber International AG	75,331
2,948	GFK AG	107,857
4,449	Gildemeister AG	127,157
3,263	GPC Biotech AG(b)	7,616
711	Grenkeleasing AG	29,329
1,410	Hawesko Holding AG	50,880
11,016	Heidelberger Druckmaschinen AG	201,940
1,384	Indus Holding AG	39,516
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	74,547
9,419	Jenoptik AG(b)	82,785
3,193	Kizoo AG	45,571
4,777	Kloeckner & Co. AG	238,976
9,805	Kontron AG	131,603
4,116	Krones AG	325,673
210	KSB AG	143,036
7,388	KUKA AG	175,900
1,410	KWS Saat AG	282,266
12,532	Lanxess AG	484,913
5,406	Leoni AG	223,710
144	Manz Automation AG(b)	34,837
4,500	Medigene AG(b)	35,157
4,552	Medion AG	78,580
5,466	MLP AG	98,588
900	Morphosys AG(b)	67,072
7,780	MTU Aero Engines Holding AG	240,465
120	Muehlbauer Holding AG & Co. KGaA	4,633
3,842	MVV Energie AG	187,637
1,551	Nemetschek AG	37,423
6,988	Norddeutsche Affinerie AG	373,004
4,552	Nordex AG(b)	148,982
1,199	Pfeiffer Vacuum Technology AG	106,956
6,248	Pfleiderer AG	74,648
10,775	Praktiker BAU-UND Heimwerkermaerkte Holding AG	172,448
15,060	Premiere AG(b)	271,650
8,596	QSC AG(b)	26,583
932	Rational AG	173,332
678	REpower Systems AG(b)	217,283
4,181	Rheinmetall AG	256,195
13,298	Rhoen Klinikum AG	426,498
475	Sartorius AG	15,169
1,302	Schlott Gruppe AG	28,217
14,249	SGL Carbon AG(b)	948,412
5,128	Singulus Technologies(b)	49,081
1,556	Sixt AG	54,601
5,314	Software AG	403,514
1,149	Solon AG Fuer Solartechnik(b)	74,738
9,857	Stada Arzneimittel AG	509,015
904	STINAG Stuttgart Invest AG	35,920
12,568	Suedzucker AG	219,434
12,138	Symrise AG	207,173
4,152	Takkt AG	70,481
2,439	Vivacon AG	29,205
1,861	Vossloh AG	240,252
2,959	Wacker Construction Equipment AG	35,849
3,126	Wincor Nixdorf AG	233,412
10,051	Wirecard AG(b)	94,494

		12,896,037

GREECE — 0.4%
42,474	Agriculture Bank of Greece	154,309
118,832	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations	309,298
25,077	Anek Lines SA	63,381
11,258	Aspis Bank SA	33,518
8,200	Athens Medical Center SA	27,180
2,207	Athens Water Supply & Sewage Co. SA (The)	33,898
6,962	Bank of Attica	33,704
3,755	Bank of Greece	385,753
1,850	C. Rokas SA	45,814
10,995	Diagnostic & Therapeutic Center of Athens Hygeia SA	57,914
28,277	Ellaktor SA	315,118
3,162	Euromedica SA	24,607
17,920	Forthnet SA(b)	76,289
6,228	Fourlis Holdings SA	165,494
2,870	Frigoglass SA	59,627
9,670	GEK Group of Cos. SA	114,129
11,932	Geniki Bank(b)	71,091
14,349	Greek Postal Savings Bank	210,567
9,780	Halcor SA	25,834
2,570	Hellenic Duty Free Shops SA	43,102
6,140	Heracles General Cement Co	124,525
5,583	Iaso SA	57,812
20,300	Intracom Holdings SA(b)	55,593
6,280	J&P-Avax SA	39,966
10,171	Lambrakis Press SA	51,352

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
GREECE (continued)
5,160	Metka SA	$102,600
10,180	Michaniki SA	50,954
11,600	Minoan Lines Shipping SA	77,573
12,165	Motor Oil (Hellas) Corinth Refineries SA	242,652
12,697	Mytilineos Holdings SA	154,837
5,388	Neochimiki LV Lavrentiadis SA	157,115
7,509	Nireus Aquaculture SA	24,487
1,217	Piraeus Port Authority(b)	41,377
1,682	Proton Bank SA	18,199
2,180	S&B Industrial Minerals SA	31,787
5,750	Sarantis SA	86,819
4,145	Sidenor Steel Products Manufacturing Co. SA	64,404
28,837	Technical Olympic SA(b)	26,989
3,630	Teletypos SA Mega Channel	35,444
3,530	Terna SA	37,345
380	Thessaloniki Port Authority SA	17,466
8,740	Titan Cement Co. SA	345,138
27,740	Viohalco	246,419

		4,341,480

HONG KONG — 0.8%
96,000	Alco Holdings Ltd.	24,092
30,000	Allied Group Ltd.	114,560
358,000	Allied Properties HK Ltd.	52,181
92,000	AMVIG Holdings Ltd.	92,630
142,000	Asia Financial Holdings Ltd.	50,005
34,000	Asia Satellite Telecommunications Holdings Ltd.	51,915
1,784,164	Asia Standard International Group Ltd.	29,067
900,000	Asian Union New Media Group Ltd.(b)	11,206
36,000	Associated International Hotels Ltd.(b)	85,934
340,000	Brilliance China Automotive Holdings Ltd.(b)	37,612
64,000	Cafe de Coral Holdings Ltd.	121,197
261,405	Champion Technology Holdings Ltd.	32,753
324,000	Chaoda Modern Agriculture (Holdings) Ltd.	374,221
70,000	Chen Hsong Holdings Ltd.	24,765
36,000	Chevalier International Holdings Ltd.	36,316
150,000	Chia Tai Enterprises International Ltd.(b)	2,344
225,000	China Aerospace International Holdings Ltd.(b)	23,076
130,000	China Electronics Corp. Holdings Co. Ltd.(b)	29,013
245,000	China Everbright International Ltd.	67,764
174,000	China Foods Ltd.	76,955
228,000	China Gas Holdings Ltd.	52,954
490,000	China Grand Forestry Resources Group Ltd.(b)	42,115
63,000	China Green Holdings Ltd.	65,786
110,000	China Infrastructure Machinery Holdings Ltd.	88,929
97,000	China Insurance International Holdings Co. Ltd.	220,791
342,000	China Mining Resources Group Ltd.(b)	22,124
190,000	China Pharmaceutical Group Ltd.	85,692
346,000	China Power International Development Ltd.	108,823
34,800	China Resources Logic Ltd.	27,685
210,000	China Seven Star Shopping Ltd.(b)	2,399
480,000	China Solar Energy Holdings Ltd.(b)	8,955
136,000	China State Construction International Holdings Ltd.	33,714
656,000	China Travel International Investment Hong Kong Ltd.	175,645
51,000	Chong Hing Bank Ltd.	133,650
52,000	Chow Sang Sang Holdings International Ltd.	50,049
350,000	Citic 21CN Co. Ltd.(b)	14,658
667,000	Citic Resources Holdings Ltd.(b)	229,166
48,000	Clear Media Ltd.(b)	31,139
600,000	CNPC (Hong Kong) Ltd.	254,995
286,000	Coastal Greenland Ltd.	30,948
94,000	Comba Telecom Systems Holdings Ltd.	25,339
120,000	Cosco International Holdings Ltd.	54,783
44,000	Cross-Harbour Holdings Ltd.	38,358
33,550	Dickson Concepts International Ltd.	22,074
121,000	Digital China Holdings Ltd.	78,584
110,000	Dynasty Fine Wines Group Ltd.	18,742
168,234	EganaGoldpfeil Holdings Ltd.(b)	14,232
162,000	Emperor International Holdings Ltd.	55,499
297,962	Enerchina Holdings Ltd.(b)	7,899
84,000	eSun Holdings Ltd.(b)	18,177
110,000	Extrawell Pharmaceutical Holdings Ltd.(b)	27,776
224,116	Far East Consortium International Ltd.	52,485
54,000	Fong’s Industries Co. Ltd.	20,472
118,000	Fountain Set (Holdings) Ltd.	11,770
39,000	FU JI Food and Catering Services Holdings Ltd.	54,601
98,000	Fubon Bank Hong Kong Ltd.	62,103
152,000	Fushan International Energy Group Ltd.(b)	106,339

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
HONG KONG (continued)
490,000	Geely Automobile Holdings Ltd.	$51,884
170,000	Giordano International Ltd.	68,958
280,000	Global Bio-Chem Technology Group Co. Ltd.	105,268
116,000	Glorious Sun Enterprises Ltd.	53,949
320,000	Golden Resorts Group Ltd.	10,940
44,000	Grande Holdings Ltd.	10,055
534,000	Guangdong Investment Ltd.	206,603
180,000	GZI Transportation Ltd.	87,033
40,000	Harbour Centre Development Ltd.	61,084
225,000	Heng Tai Consumables Group Ltd.(b)	28,039
225,000	Hi Sun Technology (China) Ltd.(b)	44,055
726,327	HKC Holdings Ltd.	118,860
159,600	HKR International Ltd.	72,367
56,000	Hong Kong Ferry (Holdings) Co. Ltd.	51,271
191,700	Hongkong Chinese Ltd.	22,756
116,000	Hopson Development Holdings Ltd.	122,564
8,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	1,688
59,631	Hung Hing Printing Group Ltd.	16,003
450,000	Hutchison Harbour Ring Ltd.	40,765
135,000	I-CABLE Communications Ltd.	19,521
23,000	Integrated Distribution Services Group Ltd. - Series V	38,159
33,000	Jinhui Holdings Ltd.	20,360
263,579	K Wah International Holdings Ltd.	99,814
234,666	Kingway Brewery Holdings Ltd.(b)	31,650
1,072,000	Lai Sun Development Co. Ltd.(b)	14,406
88,000	Li Ning Co. Ltd.	213,341
46,000	Liu Chong Hing Investment Ltd.	52,729
62,000	Lung Kee (Bermuda) Holdings Ltd.	28,286
52,000	Matsunichi Communication Holdings Ltd.(b)	39,774
32,000	Melco International Development	19,846
98,000	Midland Holdings Ltd.	51,119
440,000	Mingyuan Medicare Development Co. Ltd.	57,738
108,000	Minmetals Resources Ltd.	29,460
67,000	Miramar Hotel & Investment Co. Ltd.	89,415
6,771,148	Nan Hai Corp. Ltd.(b)	52,289
280,000	Natural Beauty Bio-Technology Ltd.	56,220
145,000	Neo-China Group Holdings Ltd.	94,602
162,000	Next Media Ltd.	47,084
242,000	Oriental Press Group Ltd.	37,429
305,668	Pacific Andes International Holdings Ltd.	51,720
275,000	Pacific Century Premium Developments Ltd.	98,216
1,112,400	Paliburg Holdings Ltd.	24,898
48,000	Peace Mark Holdings Ltd.	29,856
200,000	Pico Far East Holdings Ltd.	29,480
19,800	Playmates Holdings Ltd.	9,340
192,000	Prime Success International Group Ltd.	97,710
80,000	Public Financial Holdings Ltd.	44,286
130,774	PYI Corp. Ltd.	18,327
44,000	Qin Jia Yuan Media Services Co. Ltd.	23,928
1,222,000	Regal Hotels International Holdings Ltd.	58,351
56,000	Road King Infrastructure Ltd.	56,206
88,000	SA SA International Holdings Ltd.	39,125
26,000	SEA Holdings Ltd.	16,268
8,000	Shaw Brothers (Hong Kong)	20,425
1,545,000	Shenzhen International Holdings Ltd.	149,113
374,000	Shenzhen Investment Ltd.	127,930
89,000	Shenzhou International Group Holdings Ltd.	18,426
632,000	Shougang Concord International Enterprises Co. Ltd.	207,980
34,000	Shui On Construction & Materials Ltd.	66,543
200,000	Silver Grant International Ltd.	30,395
236,000	Sino Biopharmaceutical Ltd.	45,454
2,330,000	Sino-I Technology Ltd.(b)	20,145
272,250	Sinolink Worldwide Holdings Ltd.	35,983
118,000	Sinopec Kantons Holdings Ltd.	18,449
158,000	Skyfame Realty Holdings Ltd.(b)	15,761
436,000	Skyworth Digital Holdings Ltd.	47,948
43,500	SmarTone Telecommunications Holding Ltd.	41,834
195,486	SRE Group Ltd.	22,921
306,000	Stone Group Holdings Ltd.	15,922
1,900,000	Superb Summit International Timber Co. Ltd.(b)	28,090
82,000	TAI Cheung Holdings Ltd.	41,846
69,000	Tan Chong International Ltd.	19,216
40,000	TCC International Holdings Ltd.(b)	20,426
290,001	TCL Multimedia Technology Holdings Ltd.(b)	10,321
116,000	Techtronic Industries Co.	109,565
132,000	Texwinca Holdings Ltd.	116,135
88,800	Tian An China Investment Co. Ltd.	59,125
106,000	Tianjin Development Holdings Ltd.	64,811

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
HONG KONG (continued)
420,000	Titan Petrochemicals Group Ltd.(b)	$14,960
193,000	Towngas China Co. Ltd.(b)	77,859
292,000	TPV Technology Ltd.	149,123
50,000	Truly International Holdings Ltd.	40,648
45,000	Varitronix International Ltd.	26,490
136,000	Vitasoy International Holdings Ltd.	69,032
84,000	VODone Ltd.(b)	3,189
102,000	VST Holdings Ltd.	15,637
17,000	VTech Holdings Ltd.	103,231
70,000	Wai Kee Holdings Ltd.	16,329
29,000	Wing On Co. International Ltd.	51,447
1,800,000	Wonson International Holdings(b)	24,085
80,000	Xiwang Sugar Holdings Co. Ltd.	27,331
30,000	Yip’s Chemical Holdings Ltd.	18,748

		8,545,024

HUNGARY — 0.0%
1,508	Danubius Hotel & Spa Plc(b)	62,128
344	EMASZ Rt.	48,176
15,083	Fotex Plc(b)	64,902

		175,206

INDONESIA — 0.2%
314,500	Apexindo Pratama Duta PT	72,990
1,594,500	Bank CIMB Niaga Tbk PT	166,613
3,011,250	Bank Pan Indonesia Tbk PT(b)	291,412
857,000	Berlian Laju Tanker Tbk PT	175,643
468,300	Bhakti Investama Tbk PT	21,137
479,000	Ciputra Surya Tbk PT(b)	26,050
363,000	Citra Marga Nusaphala Persada Tbk PT	55,645
864,000	Energi Mega Persada Tbk PT(b)	79,851
1,307,500	Global Mediacom Tbk PT	54,271
1,339,000	Holcim Indonesia Tbk PT(b)	169,171
856,000	Indofood Sukses Makmur Tbk PT(b)	211,826
1,219,500	Kalbe Farma Tbk PT	106,510
2,167,500	Lippo Karawaci Tbk PT	185,199
1,284,300	Matahari Putra Prima Tbk PT	79,909
2,072,500	Panin Life Tbk PT(b)	47,466
1,254,500	Ramayana Lestari Sentosa Tbk PT	102,654
125,500	Sinar Mas Agro Resources & Technology Tbk PT	69,073
180,500	Sumalindo Lestari Jaya Tbk PT(b)	21,276
896,000	Summarecon Agung Tbk PT	36,131
1,025,000	Tempo Scan Pacific Tbk PT	67,099
28,500	Timah Tbk PT	99,129

		2,139,055

IRELAND — 0.3%
19,916	DCC Plc	$470,651
40,375	Dragon Oil Plc(b)	234,010
6,927	FBD Holdings Plc	160,356
78,374	Fyffes Plc	62,009
52,546	Glanbia Plc	384,203
40,817	Greencore Group Plc	125,744
25,432	Iaws Group Plc	589,952
21,271	Independent News & Media Plc	50,849
6,355	Irish Continental Group Plc(b)	145,811
126,231	Kenmare Resources Plc(b)	69,649
6,121	Kingspan Group Plc	59,923
32,800	McInerney Holdings Plc	17,849
9,316	Paddy Power Plc	258,709
13,296	Readymix Plc	14,297
48,645	United Drug Plc	277,507

		2,921,519

ISRAEL — 0.2%
14,254	Alvarion Ltd.(b)	89,757
11,336	AudioCodes Ltd.(b)	46,189
6,387	Azorim-Investment Development & Construction Co. Ltd.	48,862
3,843	Blue Square Chain Investments & Properties Ltd.	19,051
6,797	Blue Square-Israel Ltd.	75,384
26,704	Clal Industries & Investments	104,492
3,693	Danya Cebus Ltd.(b)	17,447
13,567	Delek Automotive Systems Ltd.	200,801
10,104	Direct Insurance Financial Investments Ltd.	37,192
5,168	Elbit Imaging Ltd.	164,937
686	Electra (Israel) Ltd.(b)	84,034
4,847	Elron Electronic Industries Ltd.(b)	34,458
1,541	FMS Enterprises Migun Ltd.	43,499
14,655	Frutarom	144,386
3,086	Hot Telecommunication System(b)	36,462
51,102	Housing & Construction Holdings Ltd.(b)	62,384
5,109	Israel Petrochemical Enterprises Ltd.	28,809
5,206	Ituran Location & Control Ltd.	61,495
2,244	Koor Industries Ltd.	123,763
1,166	Property & Building Corp. Ltd.	93,936
5,150	RADVision Ltd.(b)	28,995
7,800	Retalix Ltd.(b)	92,065
6,910	Scailex Corp. Ltd.	53,654
30,677	Shufersal Ltd.	155,141
8,297	Union Bank of Israel(b)	40,545

		1,887,738

ITALY — 0.7%
12,923	ACEA SpA	228,927
4,493	AcegasAps SpA	33,719
4,777	Actelios SpA	51,528

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
ITALY (continued)
18,355	Aedes SpA(b)	$33,682
20,522	Amplifon SpA	52,336
19,817	Arnoldo Mondadori Editore SpA	119,018
11,747	Astaldi SpA	90,254
19,000	Azimut Holding SpA	152,722
47,864	Banca Finnat Euramerica SpA	59,228
13,083	Banca Intermobiliare SpA	87,381
14,252	Banca Popolare dell’Etruria e del Lazio	146,610
16,395	Banca Profilo SpA	25,951
10,603	Banco di Desio e della Brianza SpA	95,688
13,502	Benetton Group SpA	154,199
2,727	Biesse SpA	32,933
868	Bonifica Ferraresi e Imprese Agricole SpA	49,009
6,562	Brembo SpA	71,459
6,800	Bulgari SpA	74,020
10,024	Caltagirone Editore SpA	58,771
9,158	Caltagirone SpA	65,362
7,938	Carraro SpA	52,750
15,854	Cementir Holding SpA	95,145
89,347	Compagnie Industriali Riunite SpA	234,966
14,047	Credito Artigiano SpA	52,280
2,680	Credito Bergamasco SpA	97,185
11,534	Credito Emiliano SpA	101,736
4,901	Danieli & Co. SpA	160,095
28,798	Davide Campari-Milano SpA	237,676
11,715	De’Longhi SpA	44,701
1,000	Digital Multimedia Technologies SpA(b)	24,705
9,537	ERG SpA	176,010
3,739	ERGO Previdenza SpA	19,122
4,260	Esprinet SpA	21,038
2,543	Fiera Milano SpA(b)	24,600
127,188	Gemina SpA(b)	154,732
12,205	Gewiss SpA	69,772
2,618	GranitiFiandre SpA	28,219
198	GreenergyCapital SpA(b)	221
34,089	Gruppo Editoriale L’Espresso SpA	80,770
76,999	Hera SpA	270,841
45,336	IMMSI SpA	50,546
41,722	Impregilo SpA(b)	205,130
6,730	Indesit Co. SpA	68,722
3,035	Industria Macchine Automatiche SpA	68,594
43,925	Intek SpA	38,110
6,000	Interpump Group SpA	52,912
67,845	Iride SpA	179,053
1,246	Italmobiliare SpA	88,115
11,320	Juventus Football Club SpA(b)	16,230
19,815	KME Group	24,578
3,165	Mariella Burani SpA	78,958
5,000	MARR SpA	44,021
14,814	Meliorbanca SpA	73,550
44,262	Milano Assicurazioni SpA	226,727
8,988	Navigazione Montanari SpA	42,399
5,000	Panariagroup Industrie Ceramiche SpA	26,548
4,609	Permasteelisa SpA	100,086
20,492	Piccolo Credito Valtellinese Scarl	203,941
3,480	Pirelli & C Real Estate SpA	70,097
45,883	Premafin Finanziaria SpA	98,066
15,524	Premuda SpA	34,262
521	Realty Vailog SpA(b)	2,199
21,864	Recordati SpA	159,910
18,894	Risanamento SpA(b)	38,512
1,433	Sabaf SpA	39,026
1,068	SAES Getters SpA	23,062
2,000	SAVE SpA	22,564
11,160	Societa Cattolica di Assicurazioni SCRL	501,989
41,186	Societa Partecipazioni Finanziarie SpA(b)	25,334
3,079	Socotherm SpA(b)	19,543
10,367	Sogefi SpA	38,886
12,888	SOL SpA	84,607
45,647	Sorin SpA(b)	53,975
333,382	Telecom Italia Media SpA(b)	47,285
60,560	Tiscali SpA(b)	146,635
2,530	Tod’s SpA	143,372
4,797	Trevi Finanziaria SpA	112,394
5,718	Vianini Lavori SpA	86,196
3,570	Vittoria Assicurazioni SpA	58,792

		7,024,287

JAPAN — 4.6%
22,000	Achilles Corp.	34,548
16,000	ADEKA Corp.	126,360
3,000	Advan Co. Ltd.	17,593
10	Advance Residence Investment Corp.	32,635
2,448	Aeon Fantasy Co. Ltd.	25,286
3,000	Ahresty Corp.	31,653
6,400	Ai Holdings Corp.	27,614
12,000	Aica Kogyo Co. Ltd.	107,206
1,100	Aichi Bank Ltd. (The)	87,536
13,200	Aichi Corp.	70,727
20,000	Aichi Machine Industry Co. Ltd.	56,356
9,000	Aida Engineering Ltd.	38,979
2,600	Aiphone Co. Ltd.	42,303
9,000	Airport Facilities Co. Ltd.	55,887
7,300	Aisan Industry Co. Ltd.	59,068
15,000	Akebono Brake Industry Co. Ltd	91,844
35,000	Akita Bank Ltd. (The)	145,507
11,900	Allied Telesis Holdings KK(b)	6,651
4,000	Aloka Co. Ltd.	52,727

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
1,900	Alpha Systems, Inc.	$42,740
5,800	Alpine Electronics, Inc.	61,266
3,000	Alps Logistics Co. Ltd.	31,064
11,000	Amano Corp.	91,754
14,000	Ando Corp.	26,549
8,000	Anest Iwata Corp.	33,461
24,000	Anritsu Corp.	65,770
3,200	AOC Holdings, Inc.	29,409
2,100	AOI Electronic Co. Ltd.	22,043
4,600	AOKI Holdings, Inc.	65,092
30,000	Aomori Bank Ltd. (The)	119,204
4,700	Ariake Japan Co. Ltd.	76,673
2,700	Arisawa Manufacturing Co. Ltd.	18,029
2,000	Art Corp.	23,709
3,190	As One Corp.	72,017
15,000	Asahi Diamond Industrial Co. Ltd.	97,606
12,000	Asahi Organic Chemicals Industry Co. Ltd.	35,975
4,350	Asahi Pretec Corp.	127,544
20,000	Asahi TEC Corp.(b)	13,456
4,000	ASKA Pharmaceutical Co. Ltd.	35,885
7,000	Asunaro Aoki Construction Co. Ltd.	35,602
41,000	Atsugi Co. Ltd.	54,854
4,400	Autobacs Seven Co. Ltd.	110,846
3,600	Avex Group Holdings, Inc.	43,930
16,000	Awa Bank Ltd. (The)	87,568
18,000	Bando Chemical Industries Ltd.	66,695
900	Bank of Ikeda Ltd. (The)(b)	31,259
2,600	Bank of Iwate Ltd. (The)	148,077
19,000	Bank of Nagoya Ltd. (The)	111,871
2,600	Bank of Okinawa Ltd. (The)	96,131
24,000	Bank of Saga Ltd. (The)	80,200
5,000	Bank of the Ryukyus Ltd.	43,796
5,900	Belluna Co. Ltd.	22,827
11,000	Best Denki Co. Ltd.	64,980
4,000	Bookoff Corp.	32,821
8,000	Bunka Shutter Co. Ltd.	31,035
3,600	CAC Corp.	33,078
16,000	Calsonic Kansei Corp.	53,486
4,500	Canon Electronics, Inc.	92,806
7,000	Canon Finetech, Inc.	89,525
3,500	Cawachi Ltd.	78,837
13,000	Central Finance Co. Ltd.	32,607
21,000	Central Glass Co. Ltd.	83,144
7,800	Century Leasing System, Inc.	96,187
8,500	Chiba Kogyo Bank Ltd. (The)(b)	110,612
7,500	Chiyoda Co. Ltd.	119,942
1,400	Chofu Seisakusho Co. Ltd.	26,734
20,000	Chori Co. Ltd.(b)	24,795
5,500	Chudenko Corp.	85,046
14,000	Chuetsu Pulp & Paper Co. Ltd.	25,838
17,000	Chugai Ro Co. Ltd.	76,776
8,000	Chugoku Marine Paints Ltd.	54,892
34,000	Chukyo Bank Ltd. (The)	94,280
9,000	Chuo Spring Co. Ltd.	30,022
13,000	CKD Corp.	69,634
5,000	Cleanup Corp.	29,129
7,000	CMK Corp.	46,108
14	Coca-Cola Central Japan Co. Ltd.	101,980
2,090	Cocokara Fine Holdings, Inc.(b)	37,176
9,000	Colowide Co. Ltd.	44,345
8,000	Commuture Corp.	47,079
3,000	COMSYS Holdings Corp.	26,749
4,400	Corona Corp.	58,459
6,600	Cosel Co. Ltd.	60,703
73,000	Cosmo Securities Co. Ltd.(b)(c)	67,362
18	Creed Corp.	14,874
20	Creed Office Investment Corp.	34,417
6,500	Culture Convenience Club Co. Ltd.	34,862
13,000	D&M Holdings, Inc.	60,820
29	DA Office Investment Corp.	106,204
23,000	Dai Nippon Toryo Co. Ltd.	29,848
9,000	Dai-Dan Co. Ltd.	52,589
7,000	Daido Metal Co. Ltd.	33,534
7,000	Daidoh Ltd.	68,247
4,100	Daiei, Inc. (The)(b)	32,163
17,000	Daifuku Co. Ltd.	148,875
18,000	Daihen Corp.	68,647
10,000	Daiichi Jitsugyo Co. Ltd.	44,302
23,000	Daiken Corp.	43,579
2,500	Daikoku Denki Co. Ltd.	27,999
23,000	Daikyo, Inc.	29,865
5,000	Daimei Telecom Engineering Corp.	43,671
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,840
25,000	Dainippon Screen Manufacturing Co. Ltd.	91,435
13,000	Daio Paper Corp.	99,166
28,000	Daisan Bank Ltd. (The)	94,272
4,910	Daiseki Co. Ltd.	156,791
35,000	Daishi Bank Ltd. (The)	145,711
13,000	Daiso Co. Ltd.	38,478
2,600	Daisyo Corp.	31,260
8,000	Daiwa Industries Ltd.	33,222
23,000	Daiwa Seiko, Inc.	38,686
15,000	Daiwabo Co. Ltd.	38,234
2,500	Daiwabo Information System Co. Ltd.	43,842
16,260	DCM Japan Holdings Co. Ltd.	130,912
17,000	Denki Kogyo Co. Ltd.	105,716
4,000	Denyo Co. Ltd.	34,856
11,000	Descente Ltd.	64,039
1,000	Don Quijote Co. Ltd.	18,695
3,150	Doshisha Co. Ltd.	49,389

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
6,274	Doutor Nichires Holdings Co. Ltd.	$102,883
3,400	DTS Corp.	49,247
3,100	Dydo Drinco, Inc.	98,683
400	eAccess Ltd.	207,682
8,000	Eagle Industry Co. Ltd.	55,269
15,000	Ebara Corp.	45,843
8,700	EDION Corp.	77,882
21,000	Ehime Bank Ltd. (The)	71,988
32,000	Eighteenth Bank Ltd. (The)	118,956
4,000	Eiken Chemical Co. Ltd.	31,916
2,700	Eizo Nanao Corp.	53,452
4,300	Enplas Corp.	43,582
8,000	Epson Toyocom Corp.	26,115
4,000	ESPEC Corp.	32,171
11,900	Fancl Corp.	141,762
22,000	FDK Corp.(b)	31,001
4,000	Foster Electric Co. Ltd.	72,287
2,900	FP Corp.	79,406
33,000	France Bed Holdings Co. Ltd.	49,453
5,300	Fuji Co. Ltd.	94,216
19,000	Fuji Kyuko Co. Ltd.	78,289
14,900	Fuji Oil Co. Ltd.	157,388
3,800	FUJI SOFT, Inc.	62,733
3,600	Fujicco Co. Ltd.	40,376
5,000	Fujikura Kasei Co. Ltd.	44,265
13,000	Fujita Kanko, Inc.	95,894
15,000	Fujitec Co. Ltd.	80,110
5,400	Fujitsu Business Systems Ltd.	69,106
3,700	Fujitsu Frontech Ltd.	36,509
18,000	Fujitsu General Ltd.	69,794
23,000	Fujiya Co. Ltd.(b)	29,990
6,000	Fukuda Corp.	20,596
34,000	Fukui Bank Ltd. (The)	105,251
32,000	Fukushima Bank Ltd. (The)	27,173
24,000	Fukuyama Transporting Co. Ltd.	83,073
58,000	Furukawa Co. Ltd.	92,878
2,000	Furusato Industries Ltd.	19,819
18,000	Fuso Pharmaceutical Industries Ltd.	57,500
1,900	Futaba Corp.	33,158
1,800	Fuyo General Lease Co. Ltd.	52,007
15,000	Gakken Co. Ltd.	41,708
6,900	Gecoss Corp.	31,821
27,000	Godo Steel Ltd.	82,502
170	Goodwill Group, Inc. (The)(b)	6,775
21	Green Hospital Supply, Inc.(b)	10,171
64,000	GS Yuasa Corp.	302,477
610	Gulliver International Co. Ltd.	15,107
8,000	Gun-Ei Chemical Industry Co. Ltd.	17,020
26,000	Gunze Ltd.	110,698
2,900	H.I.S. Co. Ltd.	41,911
2,900	Hakuto Co. Ltd.	27,518
44,000	Hanwa Co. Ltd.	255,078
2,000	Happinet Corp.	29,213
9,000	Heiwado Co. Ltd.	141,650
7,000	Hibiya Engineering Ltd.	59,203
29,000	Higashi-Nippon Bank Ltd. (The)	107,422
8,000	Higo Bank Ltd. (The)	45,049
5,700	Hitachi Information Systems Ltd.	120,337
13,000	Hitachi Kokusai Electric, Inc.	97,701
2,600	Hitachi Maxell Ltd.	32,626
8,000	Hitachi Medical Corp.	67,076
31,000	Hitachi Plant Technologies Ltd.	110,548
5,400	Hitachi Software Engineering Co. Ltd.	124,310
4,000	Hitachi Systems & Services Ltd.	60,624
4,500	Hitachi Tool Engineering Ltd.	59,796
13,000	Hitachi Transport System Ltd.	179,350
94,500	Hitachi Zosen Corp.(b)	106,760
12,000	Hodogaya Chemical Co. Ltd.	29,360
1,800	Hogy Medical Co. Ltd.	87,886
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	33,203
12,000	Hokkoku Bank Ltd. (The)	41,048
49,000	Hokuetsu Bank Ltd. (The)	114,527
28,000	Hokuetsu Paper Mills Ltd.	119,712
12,000	Hokuriku Electric Industry Co. Ltd.	22,272
4,400	Hokuto Corp.	117,359
1,400	Horiba Ltd.	30,387
15,700	Hosiden Corp.	255,920
4,000	Hosokawa Micron Corp.	24,533
19,000	Hyakugo Bank Ltd. (The)	114,555
1,000	Ichikoh Industries Ltd.	2,309
10,000	Ichiyoshi Securities Co. Ltd.	98,761
1,900	Icom, Inc.	42,683
5,000	Idec Corp.	59,699
13,000	Iino Kaiun Kaisha Ltd.	110,730
3,100	Inaba Denki Sangyo Co. Ltd.	85,764
1,600	Inaba Seisakusho Co. Ltd.	17,603
12,000	Inabata & Co. Ltd.	61,461
8,000	Inageya Co. Ltd.	67,522
9,500	Ines Corp.(b)	52,683
3,000	Information Services International-Dentsu Ltd.	23,714
1,451	Invoice, Inc.	15,979
4,000	Ise Chemical Corp.	23,243
41,000	Iseki & Co. Ltd.(b)	92,674
56,000	Ishihara Sangyo Kaisha Ltd.(b)	85,207
11,610	IT Holdings Corp.(b)	208,772
12,800	Itochu Enex Co. Ltd.	81,458
2,300	Itochu-Shokuhin Co. Ltd.	73,953
32,000	Itoham Foods, Inc.	175,364
6,000	Itoki Corp.	27,487
10,000	Iwasaki Electric Co. Ltd.	25,055
40,000	IWATANI Corp.	115,629
11,000	Izumiya Co. Ltd.	63,983

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
2,200	Jalux, Inc.	$30,318
4,000	Jamco Corp.	26,600
3,300	Japan Cash Machine Co. Ltd.	25,984
4,500	Japan Digital Laboratory Co. Ltd.	51,552
16	Japan Excellent, Inc.	74,119
3,800	Japan General Estate Co. Ltd. (The)	18,073
10	Japan Hotel and Resort, Inc.	26,491
26,000	Japan Pulp & Paper Co. Ltd.	89,407
21,000	Japan Radio Co. Ltd.	56,670
7,000	Japan Transcity Corp.	27,762
8,000	Japan Vilene Co. Ltd.	33,437
12,000	Japan Wool Textile Co. Ltd. (The)	99,387
15,000	Jeol Ltd.	61,629
33,000	JFE Shoji Holdings, Inc.	252,968
21,000	J-Oil Mills, Inc.	95,777
5,400	Joint Corp.	17,330
10,000	Joshin Denki Co. Ltd.	82,403
5,200	JSP Corp.	41,110
23,000	Juki Corp.	57,429
2,000	Kabuki-Za Co. Ltd.	88,638
3,200	Kadokawa Group Holdings, Inc.	81,091
4,800	Kaga Electronics Co. Ltd.	61,707
16,000	Kagawa Bank Ltd. (The)	89,421
12,000	Kagoshima Bank Ltd. (The)	86,594
34	Kakaku.Com, Inc.	91,192
19,000	Kaken Pharmaceutical Co. Ltd.	165,795
5,000	Kameda Seika Co. Ltd.	66,694
7,000	Kamei Corp.	30,780
14,000	Kanagawa Chuo Kotsu Co. Ltd.	64,969
15,000	Kandenko Co. Ltd.	98,787
71,000	Kanematsu Corp.(b)	95,194
12,000	Kanto Auto Works Ltd.	159,027
10,000	Kanto Denka Kogyo Co. Ltd.	55,017
7,000	Kanto Natural Gas Development Ltd.	46,118
10,700	Kanto Tsukuba Bank Ltd. (The)	52,238
8,000	Kasumi Co. Ltd.	48,474
4,000	Katakura Industries Co. Ltd.	58,485
5,000	Kato Sangyo Co. Ltd.	67,098
30,000	Kayaba Industry Co. Ltd.	118,135
12,000	Keihin Co. Ltd. (The)	18,697
4,400	Keihin Corp.	67,477
56	Kenedix, Inc.	40,170
2,000	Kentucky Fried Chicken Japan Ltd.	30,106
81,000	Kenwood Corp.	76,886
2,900	KEY Coffee, Inc.	43,240
5,000	Kibun Food Chemifa Co. Ltd.(c)	58,189
2,900	Kintetsu World Express, Inc.	70,478
2,600	Kisoji Co. Ltd.	51,568
7,000	Kissei Pharmaceutical Co. Ltd.	149,106
1,800	Kita-Nippon Bank Ltd. (The)	59,033
14,000	Kitz Corp.	65,923
82,000	Kiyo Holdings, Inc.	133,499
7,300	Koa Corp.	43,960
9,000	Koatsu Gas Kogyo Co. Ltd.	52,195
7,300	Koei Co. Ltd.	105,139
3,000	Kohnan Shoji Co. Ltd.	44,831
5,600	Kojima Co. Ltd.	28,837
6,800	Kokuyo Co. Ltd.	59,589
8,000	Komatsu Seiren Co. Ltd.	32,550
2,600	Komeri Co. Ltd.	74,211
3,410	Konaka Co. Ltd.	16,345
14,000	Krosaki Harima Corp.	35,815
6,240	K’s Holdings Corp.	110,419
15,000	Kumagai Gumi Co. Ltd.	13,661
47,000	Kurabo Industries Ltd.	92,821
34,000	KUREHA Corp.	186,893
17,000	Kurimoto Ltd.	20,151
4,700	Kuroda Electric Co. Ltd.	57,135
16,000	Kyodo Printing Co. Ltd.	45,745
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	34,352
18,000	Kyokuyo Co. Ltd.	35,887
2,400	Kyoritsu Maintenance Co. Ltd.	43,116
12,000	Kyowa Exeo Corp.	113,715
14,000	Kyudenko Corp.	103,808
8	LCP Investment Corp.	15,835
8,500	Life Corp.	131,093
2,500	Macnica, Inc.	31,862
30,000	Maeda Corp.	98,892
14,000	Maeda Road Construction Co. Ltd.	98,256
2,200	Maezawa Kasei Industries Co. Ltd.	22,372
2,600	Maezawa Kyuso Industries Co. Ltd.	46,887
18,000	Makino Milling Machine Co. Ltd.	96,261
3,300	Mandom Corp.	79,252
2,900	Mars Engineering Corp.	40,282
4,900	Marubun Corp.	30,937
17,000	Marudai Food Co. Ltd.	42,688
27,000	Maruetsu, Inc. (The)(b)	254,927
69,910	Maruha Nichiro Holdings, Inc.	117,970
14,000	Marusan Securities Co. Ltd.	92,234
1,900	Maruwa Co. Ltd.	23,222
17,000	Maruzen Co. Ltd.(b)	16,270
11,000	Maruzen Showa Unyu Co. Ltd.	35,214
8,000	Matsuya Co. Ltd.	161,597
2,800	Matsuya Foods Co. Ltd.	32,917
8,000	Max Co. Ltd.	85,175
2,800	MEC Co. Ltd.	22,472
3,500	Megachips Corp.	45,818
41,000	Meidensha Corp.	124,390
5,000	Meito Sangyo Co. Ltd.	100,530
4,800	Meiwa Estate Co. Ltd.	27,528

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
31,000	Mercian Corp.	$71,345
26,000	Michinoku Bank Ltd. (The)	67,306
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	93,878
1,680	Milbon Co. Ltd.	35,242
2,700	Mimasu Semiconductor Industry Co. Ltd.	42,765
55,000	Minato Bank Ltd. (The)	106,196
2,200	Ministop Co. Ltd.	49,560
1,500	Miraca Holdings, Inc.	35,987
4,000	Misawa Homes Co. Ltd.(b)	19,009
3,200	MISUMI Group, Inc.	60,302
13,000	Mito Securities Co. Ltd.	41,292
8,000	Mitsuba Corp.	51,154
33,000	Mitsubishi Cable Industries Ltd.	42,548
69,000	Mitsubishi Paper Mills Ltd.	169,927
6,000	Mitsubishi Pencil Co. Ltd.	82,242
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	86,446
16,000	Mitsuboshi Belting Co. Ltd.	79,896
4,000	Mitsui High-Tec, Inc.	28,745
8,000	Mitsui Home Co. Ltd.	44,890
30,000	Mitsui Mining Co. Ltd.	94,559
21,000	Mitsui Sugar Co. Ltd.	79,659
25,000	Mitsui-Soko Co. Ltd.	125,231
6,000	Mitsumura Printing Co. Ltd.	19,166
14,000	Mitsuuroko Co. Ltd.	91,548
6,100	Miura Co. Ltd.	134,904
27,000	Miyazaki Bank Ltd. (The)	93,941
14,000	Miyoshi Oil & Fat Co. Ltd.	21,087
23,000	Mizuno Corp.	132,721
14,000	Mochida Pharmaceutical Co. Ltd.	166,548
4,700	Modec, Inc.	141,045
13	Mori Hills REIT Investment Corp.	55,643
43,000	Morinaga & Co. Ltd.	85,483
31,000	Morinaga Milk Industry Co. Ltd.	86,936
8,000	Morita Corp.	33,611
8,000	MOS Food Services, Inc.	98,839
4,200	Moshi Moshi Hotline, Inc.	107,568
33,000	Nachi-Fujikoshi Corp.	118,624
16,000	Nagano Bank Ltd. (The)	32,493
3,000	Nagase & Co. Ltd.	31,445
7,000	Nagatanien Co. Ltd.	57,881
9,000	Nakamuraya Co. Ltd.	41,229
21,000	Nakayama Steel Works Ltd.	60,221
17,000	Nanto Bank Ltd. (The)	84,670
3,900	NEC Fielding Ltd.	44,146
1,600	NEC Leasing Ltd.	23,171
2,600	NEC Mobiling Ltd.	45,356
5,300	NEC Networks & System Integration Corp.	63,674
12,000	NEC Tokin Corp.(b)	41,547
43	NET One Systems Co. Ltd.	59,213
5,000	Neturen Co. Ltd.	38,230
5,000	New Japan Radio Co. Ltd.	17,001
26,000	Nice Holdings, Inc.	47,464
9,000	Nichia Steel Works Ltd.	33,905
21,000	Nichias Corp.(b)	70,676
11,500	Nichicon Corp.	89,114
2,900	Nichiha Corp.	24,258
4,000	Nichii Gakkan Co.	52,749
26,000	Nichirei Corp.	152,364
3,100	Nidec Copal Corp.	36,457
2,800	Nidec Tosok Corp.	21,562
10,000	Nifco, Inc.	227,585
3,900	Nihon Dempa Kogyo Co. Ltd.	70,199
2,200	Nihon Eslead Corp.	16,341
8,000	Nihon Kohden Corp.	140,825
10,000	Nihon Nohyaku Co. Ltd.	81,178
11,000	Nihon Parkerizing Co. Ltd.	171,064
8,000	Nihon Unisys Ltd.	116,579
15,000	Nihon Yamamura Glass Co. Ltd.	26,238
8,000	Nikkiso Co. Ltd.	52,686
14,000	Nippo Corp.	72,580
11	Nippon Accommodations Fund, Inc.	53,552
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	69,792
21,000	Nippon Carbon Co. Ltd.	116,814
3,000	Nippon Ceramic Co. Ltd.	29,035
16,000	Nippon Chemical Industrial Co. Ltd.	46,103
27,000	Nippon Chemi-Con Corp.	91,775
7,000	Nippon Chemiphar Co. Ltd.	33,654
13,000	Nippon Denko Co. Ltd.	140,660
8,000	Nippon Densetsu Kogyo Co. Ltd.	67,797
22,000	Nippon Flour Mills Co. Ltd.	104,119
8,000	Nippon Gas Co. Ltd.	84,049
3,400	Nippon Kanzai Co. Ltd.	91,434
15,000	Nippon Kasei Chemical Co. Ltd.	27,594
10,000	Nippon Kayaku Co. Ltd.	63,505
13,000	Nippon Koei Co. Ltd.	36,703
10,000	Nippon Konpo Unyu Soko Co. Ltd.	113,863
26,000	Nippon Koshuha Steel Co. Ltd.	40,764
22,000	Nippon Light Metal Co. Ltd.	32,773
30,000	Nippon Metal Industry Co. Ltd.	80,600
247	Nippon Parking Development Co. Ltd.	10,294
18,000	Nippon Road Co. Ltd. (The)	29,178
10,000	Nippon Seiki Co. Ltd.	143,262
29,000	Nippon Sharyo Ltd.	70,855
13,000	Nippon Shinyaku Co. Ltd.	157,849
14,000	Nippon Signal Co. Ltd. (The)	84,471
31,000	Nippon Soda Co. Ltd.	128,921
21,800	Nippon Suisan Kaisha Ltd.	105,301
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	79,547

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
16,000	Nippon Thompson Co. Ltd.	$93,614
11,000	Nippon Valqua Industries Ltd.	32,516
20,000	Nippon Yakin Kogyo Co. Ltd.	109,065
10,000	Nipro Corp.	168,708
12,629	NIS Group Co. Ltd.(b)	19,161
41,000	Nishimatsu Construction Co. Ltd.	102,073
11,400	Nishimatsuya Chain Co. Ltd.	118,859
8,000	Nissan Shatai Co. Ltd.	60,730
6,800	Nissei Corp.	65,736
7,900	Nissen Holdings Co. Ltd.	33,822
1,300	Nisshin Fudosan Co. Ltd.	4,973
10,000	Nisshin Oillio Group Ltd. (The)	47,848
17,000	Nissin Corp.	50,879
6,500	Nissin Kogyo Co. Ltd.	110,546
5,000	Nitta Corp.	94,362
10,000	Nittetsu Mining Co. Ltd.	37,408
55,000	Nitto Boseki Co. Ltd.	112,356
7,900	Nitto Kogyo Corp.	71,344
4,400	Nitto Kohki Co. Ltd.	86,112
6,000	Nitto Seiko Co. Ltd.	23,259
34,000	NOF Corp.	152,377
10,000	Nomura Co. Ltd.	32,360
28,000	Noritake Co. Ltd.	110,650
2,200	Noritsu Koki Co. Ltd.	29,534
9,000	Noritz Corp.	95,840
10,600	NSD Co. Ltd.	121,841
4,032	Oiles Corp.	74,432
19,000	Oita Bank Ltd. (The)	121,547
13,000	Okamoto Industries, Inc.	47,929
17,000	Okamura Corp.	127,531
19,000	Okasan Holdings, Inc.	98,495
31,000	Oki Electric Industry Co. Ltd.(b)	46,855
2,860	Okinawa Electric Power Co., Inc. (The)	143,830
29,000	Okumura Corp.	109,637
7,000	Okura Industrial Co. Ltd.	16,532
7,000	Okuwa Co. Ltd.	115,620
3,700	Olympic Corp.	20,093
7,000	ONO Sokki Co. Ltd.	35,652
4,000	Onoken Co. Ltd.	61,825
10,000	Organo Corp.	93,868
5,000	Origin Electric Co. Ltd.	29,113
5,500	Osaka Steel Co. Ltd.	74,285
6,000	Osaki Electric Co. Ltd.	33,685
4,600	Oyo Corp.	53,161
10,000	Pacific Industrial Co. Ltd.	40,349
1,900	Pack Corp. (The)	24,515
17,000	PanaHome Corp.	93,126
5,600	Paramount Bed Co. Ltd.	83,434
13,000	Parco Co. Ltd.	159,886
13,000	Park24 Co. Ltd.	72,358
27	Pasona Group, Inc.	17,880
51,500	Penta-Ocean Construction Co. Ltd.(b)	77,323
2,900	Pigeon Corp.	67,078
2,400	Piolax, Inc.	44,621
23,000	Press Kogyo Co. Ltd.	105,430
38,000	Prima Meat Packers Ltd.(b)	45,072
9,500	Raito Kogyo Co. Ltd.	24,452
10,000	Rasa Industries Ltd.	17,019
8,000	Renown, Inc.(b)	26,188
14	Re-Plus Residential Investment, Inc.	24,872
10,000	Resort Solution Co. Ltd.	27,170
6,192	Resorttrust, Inc.	80,676
27,000	Rhythm Watch Co. Ltd.	34,017
3,400	Ricoh Leasing Co. Ltd.	73,226
5,000	Right On Co. Ltd.	51,531
17,000	Riken Corp.	64,206
9,000	Riken Technos Corp.	21,246
2,600	Riken Vitamin Co. Ltd.	74,449
3,700	Ringer Hut Co. Ltd.	48,660
2,400	Rock Field Co. Ltd.	32,181
18,000	Rohto Pharmaceutical Co. Ltd.	201,336
4,600	Roland Corp.	81,833
2,200	Roland DG Corp.	47,859
25	Round One Corp.	24,533
6,000	Royal Holdings Co. Ltd.	60,800
28,000	Ryobi Ltd.	93,675
7,000	Ryoden Trading Co. Ltd.	43,700
7,200	Ryosan Co. Ltd.	150,310
3,300	Ryoshoku Ltd.	66,322
6,700	Ryoyo Electro Corp.	69,758
5,000	S Foods, Inc.	36,795
119,000	S Science Co. Ltd.(b)	10,927
4,000	Sagami Chain Co. Ltd.	40,625
16,000	Sagami Railway Co. Ltd.	59,878
65,000	Saibu Gas Co. Ltd.	159,592
5,000	Saizeriya Co. Ltd.	47,623
23,000	Sakai Chemical Industry Co. Ltd.	81,557
11,000	Sakata INX Corp.	43,170
9,300	Sakata Seed Corp.	137,564
14,000	San-Ai Oil Co. Ltd.	57,430
32,000	Sanden Corp.	141,260
1,900	Sanei-International Co. Ltd.	25,636
15,000	San-In Godo Bank Ltd. (The)	127,010
9,000	Sankei Building Co. Ltd. (The)	50,117
11,000	Sanken Electric Co. Ltd.	59,498
15,000	Sanki Engineering Co. Ltd.	126,875
10,000	Sankyo Seiko Co. Ltd.	25,147
60,000	Sankyo-Tateyama Holdings, Inc.	73,545
9,000	Sankyu, Inc.	44,279
6,000	Sanoh Industrial Co. Ltd.	34,440
9,400	Sanrio Co. Ltd.	105,276
6,000	Sanshin Electronics Co. Ltd.	56,738
20,000	Sanyo Chemical Industries Ltd.	110,030
9,000	Sanyo Denki Co. Ltd.	32,576
21,000	Sanyo Shokai Ltd.	95,294

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
19,000	Sanyo Special Steel Co. Ltd.	$95,339
18,000	Sasebo Heavy Industries Co. Ltd.	48,714
5,300	Sato Corp.	64,807
3,000	Satori Electric Co. Ltd.	20,609
11,000	SAXA Holdings, Inc.	20,164
1,600	Secom Joshinetsu Co. Ltd.	33,731
2,500	Secom Techno Service Co. Ltd.	72,699
5,600	Seikagaku Corp.	55,445
17,000	Seiko Holdings Corp.	73,037
5,000	Seino Holdings Corp.	29,601
10,000	Seiren Co. Ltd.	60,735
9,000	Sekisui Jushi Corp.	67,805
19,000	Sekisui Plastics Co. Ltd.	52,150
16,000	Senko Co. Ltd.	59,707
9,000	Senshukai Co. Ltd.	52,253
5,000	Shibaura Mechatronics Corp.	19,049
13,000	Shibusawa Warehouse Co. Ltd. (The)	75,054
5,100	Shibuya Kogyo Co. Ltd.	38,830
18,000	Shikibo Ltd.	25,050
35,000	Shikoku Bank Ltd. (The)	140,622
8,000	Shikoku Chemicals Corp.	32,727
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	55,793
2,000	Shima Seiki Manufacturing Ltd.	49,838
1,200	Shimizu Bank Ltd. (The)	47,852
13,000	Shindengen Electric Manufacturing Co. Ltd.	37,707
12,000	Shin-Etsu Polymer Co. Ltd.	62,165
3,800	Shinkawa Ltd.	44,212
9,000	Shin-Keisei Electric Railway Co. Ltd.	29,619
12,100	Shinki Co. Ltd.(b)	13,185
22,000	Shinko Electric Co. Ltd.	65,238
5,000	Shinko Plantech Co. Ltd.	71,477
4,000	Shinko Shoji Co. Ltd.	40,384
8,000	Shin-Kobe Electric Machinery Co. Ltd.	68,218
20,000	Shinmaywa Industries Ltd.	71,746
27,000	Shinwa Kaiun Kaisha Ltd.	132,127
15,000	Shiroki Corp.	40,120
10,000	Shizuoka Gas Co. Ltd.	46,377
4,900	SHO-BOND Holdings Co. Ltd.	76,117
18,000	Shochiku Co. Ltd.	109,290
5,000	Showa Aircraft Industry Co. Ltd.	44,920
6,000	Showa Corp.	40,727
32,000	Showa Sangyo Co. Ltd.	89,540
11,000	Sinanen Co. Ltd.	43,313
12,000	Sintokogio Ltd.	104,257
144	SKY Perfect JSAT Holdings, Inc.	56,921
9,000	SMK Corp.	44,881
33,000	Snow Brand Milk Products Co. Ltd.	114,056
8,000	Sodick Co. Ltd.	37,281
4,100	Sorun Corp.	25,677
2,500	SRA Holdings, Inc.	32,863
16,000	SSP Co. Ltd.	78,506
5,000	ST Corp.	59,215
1,000	St. Marc Holdings Co. Ltd.	32,081
11,000	Star Micronics Co. Ltd.	154,680
13,000	Starzen Co. Ltd.	30,049
2,000	Stella Chemifa Corp.	41,498
2,700	Sugi Pharmacy Co. Ltd.	76,599
3,300	Sumida Corp.	47,129
12,000	Suminoe Textile Co. Ltd.	23,728
2,700	Sumisho Computer Systems Corp.	49,405
28,000	Sumitomo Coal Mining Co. Ltd.(b)	24,915
19,000	Sumitomo Forestry Co. Ltd.	153,473
65,000	Sumitomo Light Metal Industries Ltd.	76,517
9,200	Sumitomo Mitsui Construction Co. Ltd.(b)	8,656
25,000	Sumitomo Osaka Cement Co. Ltd.	42,080
7,000	Sumitomo Precision Products Co. Ltd.	24,188
7,000	Sumitomo Warehouse Co. Ltd. (The)	30,298
31,000	SWCC Showa Holdings Co. Ltd.	44,178
6,800	T. Hasegawa Co. Ltd.	105,311
13,000	T. RAD Co. Ltd.	64,983
5,000	Tachibana Eletech Co. Ltd.	38,966
6,300	Tachi-S Co. Ltd.	59,441
23,000	Tadano Ltd.	205,056
8,000	Taihei Dengyo Kaisha Ltd.	68,929
14,000	Taihei Kogyo Co. Ltd.	53,347
3,800	Taiho Kogyo Co. Ltd.	47,767
7,000	Taikisha Ltd.	108,828
7,000	Takagi Securities Co. Ltd.	12,938
6,600	Takamatsu Corp.	90,219
2,700	Takano Co. Ltd.	20,044
23,000	Takara Standard Co. Ltd.	117,079
16,000	Takasago International Corp.	81,117
16,000	Takasago Thermal Engineering Co. Ltd.	175,955
11,000	Takiron Co. Ltd.	30,954
16,000	Takuma Co. Ltd.	52,023
12,000	Tamura Corp.	49,476
13,000	TCM Corp.	28,363
27,000	Teac Corp.(b)	20,388
4,300	Tecmo Ltd.	33,873
800	Teikoku Electric Manufacturing Co. Ltd.	13,820
4,000	Teikoku Piston Ring Co. Ltd.	29,428
8,000	Teikoku Tsushin Kogyo Co. Ltd.	25,596
29,000	Tekken Corp.(b)	31,369
5,800	Tenma Corp.	85,871
5,600	TKC Corp.	102,096

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
35,000	Toa Corp.(b)	$45,659
44,000	Toagosei Co. Ltd.	183,328
13,000	Tobu Store Co. Ltd.	47,435
16,400	TOC Co. Ltd.	77,659
3,000	Tocalo Co. Ltd.	51,036
21,000	Tochigi Bank Ltd. (The)	126,001
21,000	Toei Co. Ltd.	119,258
16,000	Toenec Corp.	86,401
33,000	Toho Bank Ltd. (The)	140,736
9,000	Toho Real Estate Co. Ltd.	44,793
23,000	Toho Zinc Co. Ltd.	99,987
13,000	Tohoku Bank Ltd. (The)	20,942
13,000	Tokai Corp.	63,295
30,000	Tokai Tokyo Securities Co. Ltd.	115,411
17,000	Toko, Inc.(b)	27,407
13,000	Tokushima Bank Ltd. (The)	62,892
13,840	Tokushu Tokai Holdings Co. Ltd.	27,163
5,000	Tokyo Dome Corp.	25,867
15	Tokyo Electron Device Ltd.	24,242
6,000	Tokyo Energy & Systems, Inc.	34,263
14,000	Tokyo Kikai Seisakusho Ltd.	29,922
9,000	Tokyo Leasing Co. Ltd.	74,701
11,000	Tokyo Rakutenchi Co. Ltd.	39,730
21,000	Tokyo Rope Manufacturing Co. Ltd.	50,368
2,000	Tokyo Seimitsu Co. Ltd.	29,050
9,000	Tokyo Style Co. Ltd.	81,518
3,700	Tokyo Tomin Bank Ltd. (The)	69,191
34,000	Tokyotokeiba Co. Ltd.	59,731
2,300	Tokyu Community Corp.	45,938
10,000	Tokyu Corp.	55,076
3,900	Tokyu Livable, Inc.	31,141
12,000	Toli Corp.	22,094
18,000	Tomato Bank Ltd.	36,504
1,600	Tomen Electronics Corp.	17,782
15,000	Tomoku Co. Ltd.	30,627
8,436	Tomy Co. Ltd.	55,351
17,000	Tonami Transportation Co. Ltd.	38,811
23	Top REIT, Inc.	84,910
12,000	Topcon Corp.	88,958
2,100	Toppan Forms Co. Ltd.	24,438
11,000	Topre Corp.	85,688
38,000	Topy Industries Ltd.	121,188
65,000	Tori Holdings Co. Ltd.(b)	5,345
4,000	Torii Pharmaceutical Co. Ltd.	60,235
5,000	Torishima Pump Manufacturing Co. Ltd.	111,641
17,000	Toshiba Plant Systems & Services Corp.	144,881
11,000	Tosho Printing Co. Ltd.	27,522
7,000	Totetsu Kogyo Co. Ltd.	42,670
17,000	Tottori Bank Ltd. (The)	46,264
4,500	Touei Housing Corp.	26,080
36,000	Towa Bank Ltd. (The)(b)	34,262
2,000	Towa Pharmaceutical Co. Ltd.	73,494
16,000	Towa Real Estate Development Co. Ltd.	14,444
36,000	Toyo Construction Co. Ltd.(b)	18,164
7,200	Toyo Corp.	78,540
7,000	Toyo Electric Manufacturing Co. Ltd.	21,080
13,000	Toyo Engineering Corp.	97,239
19,000	Toyo Kanetsu K K	39,982
13,000	Toyo Kohan Co. Ltd.	61,135
14,000	Toyo Securities Co. Ltd.	48,307
37,000	Toyo Tire & Rubber Co. Ltd.	105,934
24,000	Toyobo Co. Ltd.	47,365
4,600	Trans Cosmos, Inc.	39,689
4,800	Trusco Nakayama Corp.	71,562
37,000	Tsubakimoto Chain Co.	193,119
18,000	Tsugami Corp.	59,538
10,000	Tsukishima Kikai Co. Ltd.	85,514
7,800	Tsumura & Co.	206,779
1,300	Tsuruha Holdings, Inc.	43,180
5,000	Tsurumi Manufacturing Co. Ltd.	39,813
4,000	Tsutsumi Jewelry Co. Ltd.	79,902
15,000	Ube Material Industries Ltd.	32,176
9,000	Uchida Yoko Co. Ltd.	34,664
13,000	Uniden Corp.	61,043
3,300	Unimat Life Corp.	30,800
2,500	Union Tool Co.	67,013
94,000	Unitika Ltd.	95,206
4,000	U-Shin Ltd.	27,248
7,200	Valor Co. Ltd.	64,618
14,800	Venture Link Co. Ltd.(b)	10,055
27,000	Victor Co. of Japan Ltd.(b)	48,637
2,800	Vital-net, Inc.	18,660
2,000	Warabeya Nichiyo Co. Ltd.	28,985
5,500	WATAMI Co. Ltd.	89,409
7,000	Wood One Co. Ltd.	44,290
24,000	Yamagata Bank Ltd. (The)	132,451
17,000	Yamanashi Chuo Bank Ltd. (The)	97,521
10,000	Yamazen Corp.	46,295
2,500	Yaoko Co. Ltd.	82,047
5,000	Yasuda Warehouse Co. Ltd. (The)	42,939
4,000	Yellow Hat Ltd.	18,271
20,000	Yodogawa Steel Works Ltd.	105,449
8,000	Yokohama Reito Co. Ltd.	59,198
3,700	Yokowo Co. Ltd.	21,964
5,000	Yomeishu Seizo Co. Ltd.	47,984
14,000	Yomiuri Land Co. Ltd.	46,218
7,000	Yondenko Corp.	36,943
4,500	Yonekyu Corp.	55,368
3,700	Yorozu Corp.	42,954
6,000	Yoshimoto Kogyo Co. Ltd.	70,797
27	Yoshinoya Holdings Co. Ltd.	30,785
31,000	Yuasa Trading Co. Ltd.	43,383
9,000	Yuraku Real Estate Co. Ltd.	28,806
15,000	Yurtec Corp.	85,711

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
2,640	Yushin Precision Equipment Co. Ltd.	$57,582
3,000	Yushiro Chemical Industry Co. Ltd.	48,560
6,400	Zenrin Co. Ltd.	105,590
14,300	Zensho Co. Ltd.	71,951
5,000	ZERIA Pharmaceutical Co. Ltd.	50,798
4,200	Zuken, Inc.	36,162

		48,460,974

LUXEMBOURG — 0.0%
2,150	Elcoteq SE(b)	15,575
260	Orco Property Group	9,624

		25,199

MACAU — 0.0%
15,600	Elixir Gaming Technologies, Inc.(b)	18,252

MALAYSIA — 0.4%
61,000	Aeon Co. (Malaysia) Berhad	70,567
145,700	Affin Holdings Berhad	81,896
45,800	Amway (Malaysia) Holdings Berhad	96,820
85,200	Bandar Raya Developements Berhad	41,138
436,600	Berjaya Corp. Berhad	115,726
66,100	Boustead Holdings Berhad	100,890
75,100	Carlsberg Brewery-Malaysia Berhad	90,695
34,000	Chemical Co. of Malaysia Berhad	29,132
224,500	DRB-Hicom Berhad	71,879
18,500	Fraser & Neave Holdings Berhad	50,514
76,900	Guinness Anchor Berhad	123,574
102,700	GuocoLand Malaysia Berhad	43,339
51,500	Hong Leong Industries Berhad	59,409
30,500	Hume Industries-Malaysia Berhad	35,085
213,100	IGB Corp. Berhad	92,205
34,000	IJM Land Holdings Berhad(b)	12,325
97,200	IJM Plantations Berhad	88,748
54,900	KFC Holdings Malaysia Berhad	104,998
113,900	KLCC Property Holdings Berhad	99,956
66,000	KNM Group Berhad	39,056
58,700	Kulim Malaysia Berhad	144,502
97,400	Lingkaran Trans Kota Holdings	98,382
112,000	Lion Industries Corp. Berhad	86,250
247,500	Malaysian Resources Corp. Berhad	78,232
10,000	MEASAT Global Berhad(b)	4,337
112,000	Media Prima Berhad	60,605
199,600	MK Land Holdings Berhad	12,699
46,000	MNRB Holdings Berhad	60,077
450,000	Mulpha International Berhad(b)	164,961
29,100	Naim Cendera Holdings Berhad	26,351
58,700	NCB Holdings Berhad	55,028
55,500	Oriental Holdings Berhad	93,213
199,300	OSK Holdings Berhad	96,015
58,300	Padiberas Nasional Berhad	26,750
17,000	Pelikan International Corp. Berhad	13,521
106,300	POS Malaysia Berhad	60,786
86,870	Puncak Niaga Holdings Berhad	87,559
143,700	Ranhill Berhad	57,672
260,900	Scomi Group Berhad	54,700
75,100	Shangri-La Hotels (Malaysia) Berhad	40,735
91,200	Star Publications Malaysia Berhad	92,151
41,790	Subur Tiasa Holdings Berhad	39,612
62,400	Sunrise Berhad	28,575
59,800	Sunway City Berhad	38,736
51,600	Ta Ann Holdings Berhad	101,038
325,600	TA Enterprise Berhad	86,363
210,800	TAN Chong Motor Holdings Berhad	114,227
170,200	Time dotCom Berhad(b)	18,080
60,480	Top Glove Corp. Berhad	74,708
47,840	UBG Berhad(b)	36,639
99,300	Uchi Technologies Berhad	58,394
38,700	United Plantations Berhad	137,337
105,000	Wah Seong Corp. Berhad	61,951
95,600	Zelan Berhad	54,214

		3,712,352

MEXICO — 0.7%
386,400	Consorcio ARA SAB de CV	320,629
184,000	Controladora Comercial Mexicana SAB de CV - UBC	549,869
158,600	Corp. GEO SAB de CV - Series B(b)	579,815
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	203,963
241,200	Embotelladoras Arca SAB de CV	869,533
160,250	Empresas ICA Sociedad Controladora SAB de CV(b)	849,239
4,500	GMD Resorts SAB de CV(b)	2,690
90,117	Gruma SAB de CV - Series B(b)	257,637
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	836,169
120,492	Grupo Cementos de Chihuahua SAB de CV	618,018
109,000	Grupo Continental SAB de CV	282,849
57,500	Grupo Industrial Maseca SAB de CV - Series B	51,550
32,600	Grupo Industrial Saltillo SAB de CV	51,601
22,817	Grupo Iusacell SA de CV(b)	225,016
4,500	Grupo Mexicano de Desarrollo SAB de CV(b)	11,543

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
MEXICO (continued)
138,400	Industrias CH SAB de CV - Series B(b)	$722,417
784,800	TV Azteca SA de CV	531,604
121,015	Vitro SAB de CV - Series A	168,767

		7,132,909

MONACO — 0.0%
56	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	59,668

NETHERLANDS — 0.5%
21,296	Aalberts Industries NV	325,391
936	Accell Group	35,626
5,838	Arcadis NV	130,574
11,552	ASM International NV(b)	317,408
2,250	Beter BED Holding NV	33,625
4,451	Brunel International	93,638
7,501	Crucell NV(b)	122,576
3,083	Crucell NV - ADR(b)	50,654
3,048	Draka Holding	82,161
1,590	Eriks Group NV - CVA	99,732
3,556	Exact Holding NV	104,782
903	Gamma Holding NV	37,109
2,624	Grontmij - CVA	97,706
4,045	Heijmans NV - CVA	90,271
16,275	Imtech NV	360,011
2,592	Innoconcepts	39,845
40,332	James Hardie Industries NV	174,562
5,700	Jetix Europe NV(b)	142,225
1,128	KAS Bank NV - CVA	44,864
419	Kendrion NV	9,827
12,400	Koninklijke BAM Groep NV	191,910
6,156	Koninklijke Vopak NV	368,513
2,805	Macintosh Retail Group NV	53,834
5,819	Nutreco Holding NV	387,425
18,340	OCE NV	174,237
13,584	OPG Groep NV - CVA	240,438
3,476	Ordina NV	41,524
29,050	Qiagen NV(b)	550,324
6,716	Sligro Food Group NV	219,507
1,412	Smit International NV	130,129
5,233	Telegraaf Media Groep NV	160,869
2,140	Ten Cate NV	83,039
4,932	TKH Group NV	111,837
2,829	Unit 4 Agresso NV	59,212
9,156	USG People NV	138,608
6,286	Van der Moolen Holding NV(b)	43,627

		5,347,620

NEW ZEALAND — 0.1%
955	Allied Medical Ltd.(b)(c)	0
39,712	Fisher & Paykel Appliances Holdings Ltd.	56,386
29,436	Infratil Ltd.	46,774
6,300	Mainfreight Ltd.	31,411
19,000	New Zealand Oil & Gas Ltd.	23,162
22,940	New Zealand Refining Co. Ltd. (The)	111,988
17,803	Nuplex Industries Ltd.	71,849
33,654	PGG Wrightson Ltd.	66,045
23,220	Port of Tauranga Ltd.	109,691
76,230	Ryman Healthcare Ltd.	91,203
15,128	Sanford Ltd.	59,955
53,277	Sky City Entertainment Group Ltd.	134,242
16,969	Steel & Tube Holdings Ltd.	37,944
26,804	Tower Ltd.	42,615
34,146	Warehouse Group Ltd. (The)	80,996

		964,261

NORWAY — 0.3%
31,000	Acta Holding ASA	31,036
7,600	Aktiv Kapital ASA	105,113
10,800	Austevoll Seafood ASA	57,194
7,800	Awilco Offshore ASA(b)	124,936
4,500	Bonheur ASA	218,136
15,000	BW Offshore Ltd.(b)	38,675
3,200	Camillo Eitzen & Co. ASA	36,906
8,800	Cermaq ASA	89,426
2,200	Copeinca ASA(b)	18,199
136,848	DNO International ASA(b)	218,536
5,000	DOF ASA	57,879
1,000	DOF Subsea ASA(b)	8,075
13,800	EDB Business Partner ASA	77,699
7,000	Eitzen Chemical ASA(b)	27,289
5,500	Ekornes ASA	83,537
4,800	Electromagnetic Geoservices AS(b)	28,091
5,000	Eltek ASA(b)	29,640
10,000	Ementor ASA(b)	68,287
3,400	Farstad Shipping A/S	88,644
6,500	Ganger Rolf ASA	259,778
1,500	Kongsberg Gruppen ASA	101,568
4,300	Leroy Seafood Group ASA	80,730
25,634	Norse Energy Corp. ASA(b)	30,532
19,700	Norske Skogindustrier ASA(b)	79,218
3,000	Norwegian Air Shuttle AS(b)	28,735
3,050	Odfjell ASA - Class A	38,429
2,300	ODIM ASA(b)	40,868
90,000	Petrolia Drilling ASA(b)	37,794
5,000	Rieber & Son ASA	43,347
6,000	Roxar ASA(b)	6,363
21,574	Sevan Marine ASA(b)	237,300
3,800	Solstad Offshore ASA	90,402
8,193	Songa Offshore ASA(b)	117,437
7,714	SpareBank 1 SMN	74,791
17,000	Tandberg ASA	296,635
20,800	TGS Nopec Geophysical Co. ASA(b)	261,641
24,200	Tomra Systems ASA	167,524
15,000	Veidekke ASA	96,167

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
NORWAY (continued)
3,250	Wilh Wilhelmsen ASA - Class A	$116,771

		3,613,328

PAPUA NEW GUINEA — 0.0%
49,690	Lihir Gold Ltd.(b)	129,132

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	168,315
4,600	China Banking Corp.	57,580
80,000	Filinvest Development Corp.	3,506
2,159,375	Filinvest Land, Inc.	38,711
88,100	First Philippine Holdings Corp.	59,345
155,000	Jollibee Foods Corp.	129,130
1,591,696	Megaworld Corp.	51,864
66,200	Philippine National Bank(b)	44,648
3,700	Philippine Stock Exchange, Inc.	55,068
150,900	Robinsons Land Corp.	25,084
26,700	Security Bank Corp.	34,916
273,815	Universal Robina Corp.	66,420

		734,587

POLAND — 0.3%
7,596	Agora SA	126,522
14,296	Alchemia SA(b)	50,485
7,270	Apator SA	43,733
6,112	Budimex SA(b)	223,369
10,043	Cersanit-Krasnystaw SA(b)	73,585
4,164	Debica	148,311
112,000	Echo Investment SA(b)	200,847
526	Elektrobudowa SA	45,969
32,056	Eurocash SA	152,153
21,032	Fabryka Kotlow Rafako SA(b)	63,589
6,186	Farmacol SA(b)	96,705
4,706	Grupa Kety SA	181,973
6,544	Grupa Lotos SA(b)	88,206
45,450	Impexmetal SA(b)	63,135
4,255	Koelner SA(b)	30,908
350	LPP SA(b)	262,906
5,176	Mondi Swiecie SA(b)	89,634
8,958	Mostostal Zabrze SA(b)	26,870
90,939	Netia SA(b)	136,074
3,805	NG2 SA(b)	72,972
10,774	Orbis SA	230,547
1,308	PBG SA(b)	159,859
16,684	Pfleiderer Grajewo SA	98,555
23,704	Polimex Mostostal SA	66,549
3,298	Polska Grupa Farmaceutyczna SA(b)	103,657
20,836	Polski Koncern Miesny Duda SA(b)	37,727
2,288	Sygnity SA(b)	20,604
363,944	Synthos SA(b)	129,152
7,830	Vistula & Wolczanka SA(b)	19,204
2,268	Zaklady Tluszczowe Kruszwica	53,913

		3,097,713

PORTUGAL — 0.1%
7,786	Corticeira Amorim SA	18,139
18,043	Finibanco Holding SGPS SA	75,792
8,032	Impresa SGPS(b)	16,093
19,947	Mota Engil SGPS SA	117,092
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	55,488
13,909	Semapa - Sociedade de Investimento e Gestao	161,854
14,400	Sonae Industria SGPS SA	60,654
26,370	SONAECOM - SGPS SA(b)	78,653
37,560	Teixeira Duarte - Engenharia Construcoes SA - Class C	60,524
13,939	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	135,207

		779,496

SINGAPORE — 0.2%
117,000	Allgreen Properties Ltd.	78,931
45,000	Asia Food and Properties Ltd.(b)	17,998
7,400	Bonvests Holdings Ltd.	5,544
6,000	Bukit Sembawang Estates Ltd.	35,755
85,000	Cambridge Industrial Trust	40,494
76,000	CDL Hospitality Trusts	78,993
11,000	Cerebos Pacific Ltd.	30,442
148,000	Chartered Semiconductor Manufacturing Ltd.(b)	64,976
177,000	Chuan Hup Holdings Ltd.	46,395
15,550	Creative Technology Ltd.	66,045
34,000	CSE Global Ltd.	25,015
35,000	Datacraft Asia Ltd.	44,800
40,000	Ezra Holdings Ltd.	58,053
27,000	Goodpack Ltd.	28,486
19,000	Guocoland Ltd.	30,174
99,000	Hi-P International Ltd.	42,160
29,000	Ho Bee Investment Ltd.	18,290
63,000	Hong Leong Asia Ltd.	73,534
24,000	Hotel Plaza Ltd.	28,367
50,600	Hotel Properties Ltd.	82,798
56,000	Hwa Hong Corp. Ltd.	23,820
27,000	Hyflux Ltd.	53,617
73,000	Jaya Holdings Ltd.	74,312
92,950	Jurong Technologies Industrial Corp. Ltd.	18,244
257,000	K1 Ventures Ltd.	40,269
25,000	Keppel Telecommunications & Transportation Ltd.	98,307
44,400	Kim Eng Holdings Ltd.	48,730
32,000	KS Energy Services Ltd.	48,002
61,600	Lafe Corp. Ltd.	3,809
85,000	Metro Holdings Ltd.	48,923
47,000	Midas Holdings	24,630
36,000	MobileOne Ltd.	53,014
32,000	NatSteel Ltd.	30,613
29,000	Orchard Parade Holdings Ltd.	20,709
69,600	OSIM International Ltd.(b)	13,155

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
SINGAPORE (continued)
78,320	Parkway Holdings Ltd.	$113,445
45,000	Petra Foods Ltd.	29,940
140,000	Raffles Education Corp. Ltd.	117,043
43,000	SBS Transit Ltd.	67,395
12,142	SC Global Developments Ltd.	10,848
61,000	Singapore Food Industries Ltd.	34,501
11,000	Singapore Land Ltd.	51,456
135,000	Singapore Post Ltd.	102,340
95,000	SMRT Corp. Ltd.	123,179
30,000	Tat Hong Holdings Ltd.	34,372
59,375	Unisteel Technology Ltd.	83,213
18,000	United Engineers Ltd.	41,219
94,000	UOB-Kay Hian Holdings Ltd.	115,495
2,000	Venture Corp. Ltd.	15,737
20,000	WBL Corp. Ltd.	75,696
43,000	Wheelock Properties (S) Ltd.	50,265
55,000	Wing Tai Holdings Ltd.	64,517

		2,628,065

SOUTH AFRICA — 0.5%
8,486	Adcorp Holdings Ltd.	33,427
32,497	Aeci Ltd.	269,409
61,906	Afgri Ltd.	48,672
43,741	African Oxygen Ltd.	146,245
21,133	Allied Technologies Ltd.	140,407
18,232	Argent Industrial Ltd.	31,124
3,888	Aspen Pharmacare Holdings Ltd.(b)	22,177
10,760	Astral Foods Ltd.	134,929
89,783	AVI Ltd.	172,209
26,384	Avuza Ltd.(b)	84,048
6,892	Bell Equipment Ltd.	34,777
57,968	Caxton and CTP Publishers and Printers Ltd.	79,410
2,787	Ceramic Industries Ltd.	26,501
7,765	City Lodge Hotels Ltd.	75,113
26,710	DataTec Ltd.(b)	98,140
10,064	Distell Group Ltd.	61,435
17,471	Distribution and Warehousing Network Ltd.(b)	28,555
57,380	DRDGOLD Ltd.(b)	37,103
66,781	Enaleni Pharmaceuticals Ltd.(b)	22,767
13,774	Foschini Ltd.	68,828
35,515	Gold Reef Resorts Ltd.	73,123
76,830	Grindrod Ltd.	249,163
15,617	Group Five Ltd.	94,681
4,521	Highveld Steel and Vanadium Corp. Ltd.(b)	91,294
4,019	Hudaco Industries Ltd.	41,794
13,781	Hulamin Ltd.	37,431
37,047	Iliad Africa Ltd.(b)	38,153
52,630	Illovo Sugar Ltd.	166,902
3,476	JD Group Ltd.	14,077
3,200	JSE Ltd.	20,254
18,111	Lewis Group Ltd.	94,107
56,665	Medi-Clinic Corp. Ltd.	141,948
206,251	Merafe Resources Ltd.(b)	78,175
30,264	Metair Investments Ltd.	34,708
67,363	Metorex Ltd.(b)	179,868
160,419	Metropolitan Holdings Ltd.	248,752
25,000	Mr. Price Group Ltd.	66,318
36,329	Mvelaphanda Group Ltd.	31,011
112,249	Nampak Ltd.	213,899
40,025	New Clicks Holdings Ltd.	71,318
50,815	Northam Platinum Ltd.	365,472
8,920	Omnia Holdings Ltd.	80,547
6,556	Palabora Mining Co. Ltd.	114,678
29,397	Peregrine Holdings Ltd.	42,762
12,814	PSG Group Ltd.	35,882
9,205	Raubex Group Ltd.	42,978
32,901	Reunert Ltd.	233,653
320,104	SA Corporate Real Estate Fund	125,384
10,734	Santam Ltd.	109,788
29,818	Sentula Mining Ltd.	43,678
120,000	Simmer & Jack Mines Ltd.(b)	64,927
19,476	Spar Group Ltd. (The)	137,320
19,861	Sun International Ltd.	231,300
58,372	Super Group Ltd.	26,554
3,000	Tiger Wheels Ltd.(b)	2,989
13,161	Tongaat Hulett Ltd.	138,226
24,146	Trencor Ltd.	84,788
22,078	Truworths International Ltd.	87,088
9,523	Wilson Bayly Holmes-Ovcon Ltd.	149,871
10,020	Woolworths Holdings Ltd.	15,973

		5,736,110

SOUTH KOREA — 0.6%
3,031	Bukwang Pharmaceutical Co. Ltd.	65,570
3,645	Cheil Industries, Inc.	189,970
460	Cheil Worldwide, Inc.	103,205
790	CJ Corp.(b)	43,461
4,980	Daeduck Electronics Co.	17,689
17,260	Daegu Bank	214,142
1,000	Daekyo Co. Ltd.	62,350
2,900	Daewoo Motor Sales Corp.	59,307
6,570	Daishin Securities Co. Ltd.	130,070
625	Dong-A Pharmaceutical Co. Ltd.	65,841
2,386	Dongbu HiTek Co. Ltd.(b)	24,665
1,740	Dongbu Insurance Co. Ltd.	56,772
3,142	Dongkuk Steel Mill Co. Ltd.	153,324
8,200	Doosan Construction & Engineering Co. Ltd.	61,862
8,870	Halla Climate Control	89,069
720	Hanil Cement Co. Ltd.	61,143
3,200	Hanjin Heavy Industries & Construction Co. Ltd.	137,735
1,420	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	30,281

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
SOUTH KOREA (continued)
8,200	Hankook Tire Co. Ltd.	$120,743
960	Hankuk Glass Industries, Inc.	26,406
832	Hanmi Pharm Co. Ltd.	99,978
4,500	Hansol Paper Co.(b)	57,668
9,345	Hanwha Chem Corp.	115,759
5,940	Hotel Shilla Co. Ltd.	143,026
3,380	Hyosung Corp.	251,269
15,220	Hyundai Autonet Co. Ltd.	63,403
1,660	Hyundai Department Store Co. Ltd.	143,830
790	Hyundai Elevator Co. Ltd.	67,599
6,580	Hyundai Hysco	85,475
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	172,920
7,801	Hyundai Securities Co.	92,883
2,750	Korea Investment Holdings Co. Ltd.	113,589
2,220	Korea Kumho Petrochemical Co.	78,993
160	Korea Line Corp.	28,842
970	Korea Zinc Co. Ltd.	132,773
9,331	Korean Reinsurance Co.	109,739
7,730	KP Chemical Corp.(b)	56,143
3,940	Kumho Industrial Co. Ltd.	80,206
4,400	LG Dacom Corp.	83,375
3,130	LG Fashion Corp.	90,526
4,149	LG International Corp.	95,152
1,050	LG Life Sciences Ltd.(b)	54,035
6,640	LIG Insurance Co. Ltd.	145,671
80	Lotte Chilsung Beverage Co. Ltd.	74,991
100	Lotte Confectionary Co. Ltd.	116,772
6,810	Lotte Midopa Co. Ltd.(b)	60,601
2,270	LS Industrial Systems Co. Ltd.	101,190
90	Namyang Dairy Products Co. Ltd.	62,170
135	Nong Shim Co. Ltd.	30,129
310	Orion Corp.	66,588
2,786	Poongsan Corp.(b)	34,548
2,786	Poongsan Holdings Corp.(c)	60,425
14,880	Pusan Bank	180,665
490	S1 Corp. Korea	25,779
480	Samchully Co. Ltd.	89,544
2,470	Samsung Fine Chemicals Co. Ltd.	132,006
1,009	Samyang Corp.	45,260
890	Sindo Ricoh Co. Ltd.	52,651
370	SK Gas Co. Ltd.	27,200
26,950	SK Securities Co. Ltd.	53,562
4,200	SKC Co. Ltd.	74,448
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	40,656
10,290	Ssangyong Motor Co.(b)	31,993
2,230	Sungshin Cement Co. Ltd.(b)	16,734
70	Taekwang Industrial Co. Ltd.	68,528
4,070	Taihan Electric Wire Co. Ltd.	157,764
9,558	Tong Yang Securities, Inc.	105,351
1,220	Union Steel(b)	32,496
4,740	Woongjin Coway Co. Ltd.	148,898
959	Yuhan Corp.	199,018

		6,166,426

SPAIN — 0.5%
8,280	Abengoa SA	213,352
924	Adolfo Dominguez	16,678
3,200	Amper SA	34,993
12,564	Antena 3 de Television SA	105,949
14,572	Avanzit SA(b)	28,785
340	Banco de Andalucia SA	28,091
18,194	Banco Guipuzcoano SA	225,781
28,489	Banco Pastor SA	319,670
920	Baron de Ley(b)	65,049
5,014	Campofrio Alimentacion SA	67,409
1,581	Cementos Portland Valderrivas SA	97,122
176	Construcciones y Auxiliar de Ferrocarriles SA	77,200
2,521	Corp. Dermoestetica(b)	16,175
7,290	Duro Felguera SA	68,706
18,256	Ebro Puleva SA	318,078
2,895	Electrificaciones del Norte	112,743
33,868	Ercros SA(b)	9,956
17,487	FAES FARMA SA	147,060
2,974	General de Alquiler de Maquinaria(b)	45,783
10,408	Grupo Catalana Occidente SA	291,250
14,650	Grupo Empresarial Ence SA	118,825
97,314	Iberia Lineas Aereas de Espana	290,963
1,200	Iberpapel Gestion SA	23,718
6,761	Indra Sistemas SA	180,510
107,992	La Seda de Barcelona SA - Class B	165,313
2,218	Mecalux SA	66,596
1,142	Miquel y Costas	17,137
44,377	Natraceutical SA(b)	42,710
10,073	NH Hoteles SA	117,976
9,697	Obrascon Huarte Lain SA	287,934
4,743	Papeles y Cartones de Europa SA	31,428
697	Pescanova SA	33,324
16,390	Promotora de Informaciones SA	142,137
5,465	Prosegur Cia de Seguridad SA	238,520
18,736	Service Point Solutions SA	49,089
11,627	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	26,181
10,804	Sol Melia SA	100,738
12,812	SOS Cuetara SA	270,936
13,232	Tavex Algodonera SA(b)	27,302
4,546	Telecomunicaciones y Energia(b)	25,740
22,221	Tubacex SA	199,306

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
SPAIN (continued)
17,419	Tubos Reunidos SA	$102,212
1,465	Unipapel SA	29,450
1,457	Vertice Trescientos Sesenta Grados(b)	2,617
4,040	Vidrala SA	118,724
10,207	Viscofan SA	213,855
6,850	Vocento SA	72,055
38,050	Zeltia SA	224,708

		5,509,834

SWEDEN — 0.4%
4,550	Active Biotech AB(b)	34,259
2,200	AddTech AB - Class B	46,962
2,000	AF AB - Class B	55,959
4,250	Axfood AB	130,051
5,000	Axis Communications AB	62,591
1,600	B&B Tools AB - Class B	35,757
2,900	Beijer Alma AB	35,774
5,200	Bilia AB - Class A	35,797
3,700	Biovitrum AB(b)	36,835
5,700	Brostrom AB - Class B	43,476
4,900	Cardo AB	117,226
2,600	Catena AB	43,734
4,550	Clas Ohlson AB - Class B	71,850
7,100	Concordia Maritime AB - Class B	24,452
9,800	D Carnegie AB	124,645
19,800	Elekta AB - Class B	416,385
3,250	Enea AB(b)	17,882
25,700	Eniro AB	102,751
10,800	Gunnebo AB	63,817
8,100	Hakon Invest AB	122,401
5,800	Haldex AB	78,424
8,295	Hexagon AB - Class B	137,301
829	Hexpol AB(b)	7,189
8,000	HIQ International AB(b)	36,264
5,500	Hoganas AB - Class B	105,440
700	Holmen AB, Class B	20,554
13,000	IBS AB - Class B(b)	20,549
3,900	Industrial & Financial Systems - Class B	34,552
1,700	Indutrade AB	30,132
10,200	Intrum Justitia AB	162,854
27,734	JM AB	325,416
5,200	KappAhl Holding AB(b)	35,458
1,600	Lindab International AB	27,705
24,886	Meda AB - Class A	258,826
8,700	Micronic Laser Systems AB(b)	33,213
11,250	Munters AB	109,861
9,800	NCC AB - Class B	128,183
7,500	Nibe Industrier AB - Class B	55,660
21,900	Nobia AB	118,503
4,200	Nolato AB - Class B	36,239
14,600	PA Resources AB(b)	147,064
18,800	Peab AB	119,837
9,400	Peab Industri AB - Class B	89,243
10,400	Q-Med AB	50,828
4,896	Rezidor Hotel Group AB	22,160
4,400	RNB Retail and Brands AB	13,922
2,500	Skanditek Industriforvaltning AB	8,229
5,200	SkiStar AB	71,731
6,500	Sweco AB - Class B	55,789
9,800	Teleca AB - Class B(b)	7,721
18,600	Trelleborg AB - Class B	318,531

		4,289,982

SWITZERLAND — 0.9%
275	Affichage Holding AG	47,564
261	AFG Arbonia-Forster Holding	71,728
778	Allreal Holding AG	92,676
934	Also Holding AG	51,819
5,613	Ascom Holding AG(b)	49,018
176	Bachem Holding AG - Class B	15,160
1,313	Bank Coop AG	97,648
6,000	Bank Sarasin & Compagnie AG - Class B	272,445
527	Banque Cantonale Vaudoise	140,357
6	Banque Privee Edmond de Rothschild SA	209,302
306	Barry Callebaut AG(b)	206,884
195	Basilea Pharmaceutica(b)	32,278
58	Belimo Holding AG	54,663
966	Bellevue Group AG	50,178
1,259	Berner Kantonalbank	293,030
1,600	Bobst Group AG	116,527
1,432	Bucher Industries AG	328,837
2,250	Charles Voegele Holding AG - Class A(b)	152,916
5,122	Ciba Holding AG	133,771
31,214	Clariant AG	308,807
250	Coltene Holding AG	17,397
35	Conzzeta Holding AG	72,975
1,600	Daetwyler Holding AG(b)	98,923
809	Emmi AG	95,331
1,783	EMS-Chemie Holding AG	227,877
3,730	Energiedienst Holding AG(b)	229,506
642	Flughafen Zuerich AG	223,407
331	Forbo Holding AG(b)	148,571
570	Galenica AG	182,173
726	Georg Fischer AG(b)	262,136
96	Gurit Holding AG	83,891
732	Helvetia Holdings AG	271,939
84	Hiestand Holding AG	142,262
74	Jelmoli Holding AG	180,137
483	Kaba Holding AG - Class B	128,788
200	Komax Holding AG	27,002
10,619	Kudelski SA	137,071
684	Kuoni Reisen Holding	295,922
800	Luzerner Kantonalbank	198,416
4,780	Micronas Semiconductor Holding(b)	31,115

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
SWITZERLAND (continued)
333	Orell Fuessli Holding AG	$61,620
124	Phoenix Mecano AG	59,037
347	Precious Woods Holding AG(b)	30,075
390	PubliGroupe SA	97,754
915	Rieter Holding AG	289,531
154	Romande Energie Holding SA	381,672
730	Schulthess Group	39,568
200	Schweiter Technologies AG	79,954
432	Schweizerhall Holding AG	90,718
151	Schweizerishe National-Versicherungs-Gesellsschaft	101,035
130	Sia Abrasives Holding AG	44,632
436	Siegfried Holding AG	63,168
120	Societa Elettrica Sopracenerina SA	32,526
461	St. Galler Kantonalbank	199,932
38,012	Swisslog Holding AG(b)	38,327
1,620	Swissquote Group Holding SA	61,777
424	Tamedia AG	56,570
2,779	Tecan Group AG	151,090
7,054	Temenos Group AG(b)	207,778
300	Valartis Group AG	13,707
4,161	Valiant Holding	780,014
541	Valora Holding AG	133,790
3,263	Vontobel Holding AG	121,525
390	Walter Meier AG - Class A	60,886
531	Ypsomed Holding AG(b)	45,706
60	Zehnder Group AG	65,749
20	Zuger Kantonalbank AG	68,228

		9,156,816

TAIWAN — 0.5%
23,000	Ability Enterprise Co. Ltd.	25,345
70,000	Accton Technology Corp.(b)	20,448
36,182	Altek Corp.	50,107
44,000	Ambassador Hotel (The)	56,479
34,000	AmTran Technology Co. Ltd.	23,643
135,000	Arima Computer Corp.(b)	25,869
57,000	Bank of Kaohsiung(b)	24,014
21,030	Basso Industry Corp.	15,714
259,350	BES Engineering Corp.(b)	65,035
91,000	Cathay No. 1 REIT	30,556
189,000	Cathay Real Estate Development Co. Ltd.	90,341
121,000	Cheng Loong Corp.	39,431
25,331	Cheng Uei Precision Industry Co. Ltd.(b)	50,097
97,000	Chia Hsin Cement Corp(b)	67,133
49,549	Chicony Electronics Co. Ltd.	88,700
92,000	China Life Insurance Co. Ltd.(b)	66,248
217,505	China Manmade Fibers(b)	57,824
106,000	China Metal International Holdings, Inc.	21,744
34,866	China Metal Products	47,975
55,000	China Motor Corp.	32,453
171,000	China Petrochemical Development Corp.(b)	69,098
28,680	China Steel Chemical Corp.	74,292
59,000	Chin-Poon Industrial Co.	37,810
86,913	Chun Yuan Steel	37,947
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	30,949
55,000	Chung HWA Pulp Corp.	32,048
343,000	CMC Magnetics Corp.(b)	89,175
23,000	Compal Communications, Inc.(b)	27,401
111,000	Compeq Manufacturing Co.	32,637
81,689	Continental Engineering Corp.	41,409
92,400	Cosmos Bank Taiwan(b)	6,655
76,915	CTCI Corp.	59,995
31,200	CyberTAN Technology, Inc.	42,189
55,292	D-Link Corp.	73,435
136,000	Eastern Media International	40,878
23,855	Elite Semiconductor Memory Technology, Inc.	30,126
62,220	Elitegroup Computer Systems(b)	22,328
82,667	Eternal Chemical Co. Ltd.	65,013
99,000	Evergreen International Storage & Transport Corp.	69,962
19,867	Everlight Electronics Co. Ltd.	52,579
114,014	Far Eastern International Bank(b)	31,844
45,320	Feng Hsin Iron & Steel Co.	117,974
42,599	Feng TAY Enterprise Co. Ltd.	27,826
6,678	Formosa International Hotels Corp.	110,785
26,000	Giant Manufacturing Co. Ltd.	76,870
94,500	Gigabyte Technology Co. Ltd.	68,135
183,560	Goldsun Development & Construction Co. Ltd.	87,976
25,000	Great Wall Enterprise Co.	36,011
51,761	Greatek Electonics, Inc.	59,116
12,000	Highwealth Construction Corp.	11,813
37,370	Hung Poo Real Estate Development Corp.	44,343
69,000	Hung Sheng Construction Co. Ltd.	42,710
34,649	Ichia Technologies, Inc.	22,654
19,404	Johnson Health Tech Co. Ltd.	26,839
70,447	Kenda Rubber Industrial Co. Ltd.(b)	44,373
117,589	King Yuan Electronics Co. Ltd.	50,277
141,185	King’s Town Bank(b)	42,365
244,343	Kinpo Electronics, Inc.	62,602
118,807	Lien Hwa Industrial Corp.	63,999
75,000	Long Bon Development Co. Ltd.	34,823
17,849	Merry Electronics Co. Ltd.	27,500
132,068	Micro-Star International Co. Ltd.	82,698

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
TAIWAN (continued)
16,045	Nan Kang Rubber Tire Co. Ltd.	$13,311
48,000	Nien Hsing Textile Co. Ltd.	23,513
49,000	Optimax Technology Corp.(b)	7,830
87,360	Opto Technology Corp.	71,830
61,249	Oriental Union Chemical Corp.	50,958
34,828	Pan-International Industrial	51,896
48,136	Phoenix Precision Technology Corp.(b)	23,953
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	45,346
173,812	Prince Housing Development Corp.	84,666
121,000	Prodisc Technology, Inc.(b)	7,974
240,000	Ritek Corp.(b)	40,586
26,000	Ruentex Development Co. Ltd.	21,879
99,000	Ruentex Industries Ltd.	86,436
142,497	Sampo Corp.(b)	22,234
90,000	Sanyang Industrial Co. Ltd.	36,665
37,000	Sheng Yu Steel Co. Ltd.	27,492
53,000	Shihlin Electric & Engineering Corp.	59,937
32,000	Shihlin Paper Corp.(b)	33,027
192,425	Shinkong Synthetic Fibers Corp.(b)	48,124
205,869	Silicon Integrated Systems Corp.(b)	50,696
44,400	Sincere Navigation Corp.	78,964
90,726	Sintek Photronic Corp.(b)	21,669
24,559	Sinyi Realty Co.	57,096
23,831	Springsoft, Inc.(b)	26,125
48,000	Sunplus Technology Co. Ltd.	48,820
38,863	Systex Corp.	32,330
63,290	TA Chen Stainless Pipe Co. Ltd.	54,846
249,000	TA Chong Bank Co. Ltd.(b)	66,846
163,114	Taichung Commercial Bank(b)	65,804
169,000	Tainan Spinning Co. Ltd.	59,595
62,557	Taiwan Life Insurance Co. Ltd.	64,954
71,544	Taiwan Navigation Co. Ltd.	142,639
38,117	Taiwan Secom Co. Ltd.	66,849
45,450	Taiwan Sogo Shin Kong Security Co. Ltd.	40,158
77,168	Taiwan Styrene Monomer Corp.	25,745
62,143	Test-Rite International Co.	36,427
152,000	Ton Yi Industrial Corp.	71,497
31,930	Tong Yang Industry Co. Ltd.	23,493
36,764	Tsann Kuen Enterprise Co. Ltd.	32,318
84,135	TSRC Corp.	121,756
131,000	Union Bank of Taiwan(b)	24,286
112,783	Universal Scientific Industrial Co. Ltd.	59,382
51,000	UPC Technology Corp.	28,044
111,000	USI Corp.	49,820
57,000	Via Technologies, Inc.(b)	33,809
55,830	Walsin Technology Corp.(b)	27,733
154,020	Waterland Financial Holdings	43,003
63,000	Wintek Corp.	32,586
117,597	Ya Hsin Industrial Co. Ltd.(b)(c)	0
222,000	Yageo Corp.	65,026
236,069	Yieh Phui Enterprise Co. Ltd.	109,516
248,277	Yuen Foong Yu Paper Manufacturing Co. Ltd.	92,236
71,000	Yungtay Engineering Co. Ltd.	40,851
12,000	Zinwell Corp.	27,838
29,967	Zyxel Communications Corp.	26,928

		5,615,957

THAILAND — 0.1%
108,700	Amata Corp. Public Co. Ltd.	36,028
344,900	Asian Property Development Public Co. Ltd.	50,463
58,400	Bangkok Expressway Public Co. Ltd.	29,819
8,600	Bangkok Insurance Public Co. Ltd.	64,198
1,200,000	Bangkok Land Public Co. Ltd.(b)	17,847
226,800	CalComp Electronics Public Co. Ltd.	31,423
226,100	Central Plaza Hotel Public Co. Ltd.	35,444
190,700	CH Karnchang Public Co. Ltd.	25,966
84,200	Hana Microelectronics Public Co. Ltd.	43,495
1,785,800	Hemaraj Land and Development Public Co. Ltd.	60,789
329,224	Home Product Center Public Co. Ltd.	46,597
63,100	ICC International Public Co. Ltd.	75,366
81,200	Kiatnakin Bank Public Co. Ltd.	54,069
75,500	Kim Eng Securities Public Co. Ltd.	37,423
116,800	Major Cineplex Group Public Co. Ltd.	49,873
28,700	MBK Public Co. Ltd.	56,560
39,400	Padaeng Industry Public Co. Ltd.	28,388
92,700	Regional Container Lines Public Co. Ltd.	40,136
153,900	Robinson Department Store Public Co. Ltd.	38,372
115,300	Rojana Industrial Park Public Co. Ltd.	46,822
36,000	Saha-Union Public Co. Ltd.	19,134
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.	66,207
19,300	Siam Makro Public Co. Ltd.	47,832
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	19,599
143,800	Thai Plastic & Chemical Public Co. Ltd.	94,893

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
THAILAND (continued)
18,200	Thai Stanley Electric Public Co. Ltd.	$65,213
74,700	Thai Union Frozen Products Public Co. Ltd.	35,627
126,700	Thaicom Public Co. Ltd.(b)	23,456
244,900	Thanachart Capital Public Co. Ltd.	86,289
89,300	Ticon Industrial Connection Public Co. Ltd.	38,397
77,800	Tisco Bank Public Co. Ltd.	40,873
256,900	Vinythai Public Co. Ltd.	52,162

		1,458,760

TURKEY — 0.2%
13,070	Akcansa Cimento AS	52,786
5,197	Akenerji Elektrik Uretim AS(b)	49,751
21,553	Aksa Akrilik Kimya Sanayii(b)	37,143
28,525	Alarko Holding AS	65,804
38,219	Anadolu Cam Sanayii AS(b)	72,454
25,952	Anadolu Hayat Emeklilik AS	58,486
54,192	Anadolu Sigorta	51,776
37,318	Aygaz AS(b)	92,938
5,750	Bati Cimento	24,162
34,153	Bolu Cimento Sanayii AS	44,673
514	Brisa Bridgestone Sabanci	23,378
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	22,047
16,881	Bursa Cimento	74,602
4,298	Celebi Hava Servisi	30,336
12,995	Cimsa Cimento Sanayi ve Ticaret AS	62,844
10,444	Deva Holding AS(b)	113,868
54,726	Dogan Yayin Holding(b)	99,040
12,000	Dogus Otomotiv Servis ve Ticaret AS	42,036
15,076	Eczacibasi Ilac Sanayi ve Ticaret AS	52,648
40,281	Global Yatirim Holding AS(b)	28,865
21,743	Grundig Elektronik Anonim Sirk(b)	12,290
42,098	Hurriyet Gazetecilik AS(b)	74,773
60,066	Ihlas Holding(b)	28,792
15,750	Izmir Demir Celik Sanayi AS	39,595
47,545	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	53,196
428	Kartonsan Karton Sanayi	20,128
842	Konya Cimento Sanayii AS	30,022
13,000	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	20,905
14,961	Mardin Cimento Sanayii	61,791
1	Migros Turk TAS	15
5,026	Otokar Otobus Karoseri Sanayi AS	55,936
7,882	Pinar SUT Mamulleri Sanayii	28,898
18,260	TAT Konserve(b)	46,197
52,103	Tekstil Bankasi AS(b)	89,434
102,456	Trakya Cam Sanayi AS(b)	135,973
33,902	Turk Ekonomi Bankasi AS(b)	41,211
12,729	Turk Hava Yollari(b)	64,754
33,758	Ulker Biskuvi Sanayi AS	83,809
42,641	Vestel Elektonik Sanayi(b)	63,949
15,401	Yapi Kredi Finansal Kiralama AO	31,074
9,284	Yapi Kredi Sigorta AS	128,755
12,270	Zorlu Enerji Elektrik Uretim AS(b)	54,011

		2,265,145

UNITED KINGDOM — 3.8%
81,162	Aberdeen Asset Management Plc	226,806
10,925	Acambis Plc(b)	40,167
19,217	AEA Technology Plc(b)	15,187
20,918	Aga Rangemaster Group Plc	68,804
63,284	Aggreko Plc	885,956
97,987	Amlin Plc	493,771
16,793	Anglo Pacific Group Plc	64,972
56,872	Anite Plc	39,037
12,400	Arawak Energy Ltd.(b)	24,220
57,224	Arena Leisure Plc	33,982
90,812	Aricom Plc(b)	95,773
13,785	Ark Therapeutics Group Plc(b)	20,819
101,827	ARM Holdings Plc	192,054
2,577	Arriva Plc	35,510
87,704	Ashtead Group Plc	116,992
23,379	Atkins (WS) Plc	402,389
10,641	Aveva Group Plc	329,253
76,299	Avis Europe Plc(b)	20,341
7,640	Axis-Shield Plc(b)	44,245
6,293	Axon Group Plc	57,623
47,470	Babcock International Group Plc	566,181
2,496	Barr (A.G.) Plc	57,501
55,776	BBA Aviation Plc	135,417
74,168	Beazley Group Plc	164,296
16,589	Bellway Plc	155,802
19,374	Benfield Group Ltd.	92,827
12,260	Berkeley Group Holdings Plc(b)	173,830
6,704	Blacks Leisure Group Plc	14,158
11,301	Bloomsbury Publishing Plc	34,443
73,858	Bodycote International Plc	295,836
20,611	Boot (Henry) Plc	35,735
28,105	Bovis Homes Group Plc	184,960
8,349	BPP Holdings Plc	66,182
33,807	Brewin Dolphin Holdings Plc	72,109
68,641	Brit Insurance Holdings Plc	207,488
17,076	Britvic Plc	74,855
32,163	Brixton Plc	143,479
27,256	BSS Group Plc	145,062
20,638	BTG Plc(b)	87,359

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
UNITED KINGDOM (continued)
4,396	Business Post Group Plc	$26,769
20,763	Capital & Regional Plc	51,028
8,149	Care U.K. Plc	56,354
84,991	Carillion Plc	476,050
8,224	Carpetright Plc	91,805
20,799	Centaur Media Plc	30,232
7,437	Charles Stanley Group Plc	29,156
5,241	Charles Taylor Consulting Plc	22,793
34,206	Charter Plc	574,822
4,667	Chemring Group Plc	219,043
8,296	Chime Communications Plc	16,452
38,662	Chloride Group Plc	193,836
4,522	Chrysalis Group Plc(b)	9,096
2,754	Clarkson Plc	55,861
27,959	Clinton Cards Plc	21,848
8,738	Close Brothers Group Plc	102,826
38,584	Collins Stewart Plc	54,869
55,637	Colt Telecom Group SA(b)	144,882
27,294	Communisis Plc	37,364
24,542	Computacenter Plc	62,008
4,293	Consort Medical Plc	46,329
45,221	Cookson Group Plc	554,111
5,973	Corin Group Plc	17,087
121,107	Costain Group Plc	56,173
7,117	Cranswick Plc	80,512
34,340	Croda International Plc	467,420
14,873	CSR Plc(b)	84,371
31,525	Dairy Crest Group Plc	244,972
17,930	Dana Petroleum Plc(b)	509,641
39,957	Davis Service Group Plc	326,278
37,787	De la Rue Plc	628,588
5,612	Dechra Pharmaceuticals Plc	47,321
21,260	Delta Plc	48,449
12,745	Detica Group Plc	111,923
7,284	Development Securities Plc	55,471
26,078	Devro Plc	38,615
6,246	Dignity Plc	91,067
158,535	Dimension Data Holdings Plc(d)	152,801
291,916	Dimension Data Holdings Plc(d)	287,760
17,115	Diploma Plc	54,064
17,282	Domino Printing Sciences Plc	92,387
119,309	DS Smith Plc	258,813
188,801	DSG International Plc	166,879
2,886	DTZ Holdings Plc	7,264
65,301	Electrocomponents Plc	199,687
107,465	Elementis Plc	178,510
81,064	Ennstone Plc	25,665
103,824	Enodis Plc	651,920
14,750	Erinaceous Group Plc(b)	482
13,642	Euromoney Institutional Investor Plc	88,153
36,731	Evolution Group Plc	68,045
103,201	F&C Asset Management Plc	205,422
23,644	Fenner Plc	114,014
4,749	Fidessa Group Plc	81,553
11,172	Filtronic Plc(b)	18,197
18,220	Findel Plc	58,132
13,270	Forth Ports Plc	421,663
312,657	Fortune Oil Plc(b)	61,924
8,125	French Connection Group Plc	11,428
4,872	Fuller Smith & Turner	39,089
58,668	Future Plc	32,568
145,122	Galiform Plc	88,908
39,778	Galliford Try Plc	39,369
85,424	Game Group Plc	432,307
5,558	Games Workshop Group Plc(b)	16,935
10,109	Go-Ahead Group Plc	340,573
41,729	Great Portland Estates Plc	279,945
28,000	Greene King Plc	285,563
2,569	Greggs Plc	178,058
4,286	Halfords Group Plc	23,444
108,988	Halma Plc	426,697
15,398	Hampson Industries Plc	52,478
6,039	Hardy Underwriting Bermuda Ltd.	29,472
25,455	Headlam Group Plc	150,712
16,582	Helical Bar Plc	96,639
21,037	Helphire Plc	35,721
148,870	Henderson Group Plc	342,378
14,285	Highway Insurance Group Plc	14,675
9,501	Hikma Pharmaceuticals Plc	74,238
10,970	Hill & Smith Holdings Plc	64,098
100,708	HMV Group Plc	239,459
9,757	Holidaybreak Plc	69,128
17,525	Homeserve Plc	509,066
18,628	Hunting Plc	309,232
42,351	Huntsworth Plc	49,042
3,867	Hyder Consulting Plc	26,895
49,932	IG Group Holdings Plc	348,370
37,129	Imagination Technologies Group Plc(b)	51,715
9,638	IMI Plc	83,384
29,260	Informa Plc	252,024
91,379	Innovation Group Plc	31,201
10,741	Intermediate Capital Group Plc	286,057
11,467	International Personal Finance Plc	69,048
26,823	Interserve Plc	210,700
28,289	Intertek Group Plc	564,910
6,328	IP Group Plc(b)	13,646
8,797	ITE Group Plc	29,453
8,493	James Fisher & Sons Plc	91,739
31,692	Jardine Lloyd Thompson Group Plc	257,943
40,455	JJB Sports Plc	72,228
15,444	JKX Oil & Gas Plc	118,991
10,464	John Menzies Plc	79,982
20,192	Johnston Press Plc	18,298
56,498	KCOM Group Plc	39,796
10,924	Keller Group Plc	157,941

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
UNITED KINGDOM (continued)
42,728	Kesa Electricals Plc	$126,460
8,554	Kier Group Plc	170,155
9,766	Kofax Plc	35,397
35,733	Laird Plc	204,276
3,223	Lavendon Group Plc	16,522
4,601	Liontrust Asset Management Plc	23,385
57,188	Logica Plc	119,354
33,575	Lookers Plc	36,369
16,540	Low and Bonar Plc	34,951
15,549	Luminar Group Holdings Plc	61,339
3,333	M.J. Gleeson Group Plc	9,796
2,410	Manganese Bronze Holdings Plc	16,270
33,489	Marshalls Plc	103,556
78,824	Marston’s Plc	277,934
29,022	McBride Plc	57,197
8,244	McKay Securities Plc	34,277
46,350	Meggitt Plc	180,960
13,403	Melrose Plc	42,135
15,063	Melrose Resources Plc	124,371
73,933	Michael Page International Plc	376,715
21,967	Micro Focus International Plc	114,162
21,689	Millennium & Copthorne Hotels Plc	137,195
25,564	Minerva Plc(b)	66,445
100,405	Misys Plc	338,320
64,668	Mitie Group Plc	286,716
73,164	Morgan Crucible Co.	284,182
6,436	Morgan Sindall Plc	69,004
19,966	Morse Plc	19,328
18,969	Mothercare Plc	138,825
16,232	Mouchel Group Plc	126,593
11,994	Mucklow (A&J) Group Plc	50,694
15,625	MWB Group Holdings Plc(b)	38,095
46,851	N Brown Group Plc	193,135
3,775	National Express Group Plc	72,600
18,906	Nestor Healthcare Group Plc	16,083
125,910	Northern Foods Plc	129,142
17,780	Northgate Plc	119,168
77,366	Northumbrian Water Group Plc	472,075
11,596	Novae Group Plc	60,574
65,932	Oxford Biomedica Plc(b)	11,334
37,301	Pace Plc(b)	61,670
142,460	Pendragon Plc	21,160
6,142	Phoenix IT Group Ltd.	35,222
56,972	Photo-Me International Plc	15,833
73,007	Premier Farnell Plc	242,749
33,460	Premier Foods Plc	57,258
19,340	Premier Oil Plc(b)	495,928
16,009	Provident Financial Plc	277,186
39,282	Psion Plc	67,164
41,130	PZ Cussons Plc	150,154
8,871	Rathbone Brothers Plc	142,932
3,513	REA Holdings Plc	41,307
49,551	Redrow Plc	127,576
200,767	Regus Group Plc	273,087
6,250	Renishaw Plc	97,940
2,330	Rensburg Sheppards Plc	22,443
28,774	Restaurant Group Plc	66,731
7,755	Ricardo Plc	47,464
13,819	RM Plc	46,586
15,157	Robert Wiseman Dairies Plc	102,118
22,720	ROK Plc	39,768
20,874	Rotork Plc	451,000
23,225	RPC Group Plc	72,100
48,653	RPS Group Plc	302,105
31,022	Savills Plc	132,957
8,480	Scott Wilson Group Plc	32,041
11,324	SDL Plc(b)	83,638
58,192	Senior Plc	120,832
12,508	Severfield-Rowen Plc	58,036
32,455	Shaftesbury Plc	255,876
55,216	Shanks Group Plc	242,746
29,368	SIG Plc	255,739
247,229	Signet Group Plc	245,078
37,981	Skyepharma Plc(b)	2,319
54,898	SMG Plc(b)	11,952
37,047	Smiths News Plc	53,510
16,509	Soco International Plc(b)	474,407
24,624	Spectris Plc	347,084
6,322	Speedy Hire Plc	50,030
16,818	Spirax-Sarco Engineering Plc	338,141
170,913	Spirent Communications Plc(b)	211,977
54,276	SSL International Plc	449,840
7,688	St. Ives Group Plc	25,689
23,543	St. James’s Place Plc	97,199
20,664	St. Modwen Properties Plc	120,194
72,211	Stagecoach Group Plc	405,077
77,807	Stanelco Plc(b)	956
102,352	Taylor Nelson Sofres Plc	547,695
22,970	TDG Plc	110,910
5,162	Ted Baker Plc	37,596
11,245	Telecom Plus Plc	76,970
33,326	THUS Group Plc(b)	116,580
35,892	Topps Tiles Plc	34,038
11,051	Town Centre Securities Plc	41,498
17,419	Travis Perkins Plc	197,138
33,611	Trinity Mirror Plc	57,104
35,484	TT electronics Plc	72,159
38,584	Tullett Prebon Plc	354,081
30,000	UK Coal Plc(b)	267,406
16,341	Ultra Electronics Holdings	421,473
10,108	Umeco Plc	91,051
22,021	Uniq Plc	33,385
34,288	United Business Media Ltd.	382,205
6,853	UTV Media Plc	19,407
23,332	Venture Production Plc	340,733
30,850	Vernalis Plc(b)	2,551
22,798	Victrex Plc	365,003
6,702	Vitec Group Plc (The)	49,003
36,133	VT Group Plc	453,920
6,081	Warner Estate Holdings Plc	15,028

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
UNITED KINGDOM (continued)
51,005	Weir Group Plc (The)	$897,569
6,330	Wembley Plc(b)(c)	1,255
43,403	Wetherspoon (J.D.) Plc	180,699
33,542	WH Smith Plc	238,919
11,510	White Young Green Plc	67,072
14,285	Wilmington Group Plc	56,233
19,577	Wincanton Plc	100,472
14,049	Wolfson Microelectronics Plc(b)	31,114
339,266	Woolworths Group Plc	38,346
41,464	Workspace Group Plc	103,631
8,449	WSP Group Plc	87,580
10,220	Xaar Plc	24,124
70,449	Yell Group Plc	97,307
30,967	Yule Catto & Co. Plc	74,232

		39,983,096

UNITED STATES — 52.7%
9,211	1-800-FLOWERS.COM, Inc. - Class A(b)	50,753
12,050	1st Source Corp.	281,247
76,715	3Com Corp.(b)	144,224
3,800	3D Systems Corp.(b)	46,208
6,529	4Kids Entertainment, Inc.(b)	56,280
11,400	99 Cents Only Stores(b)	76,266
2,100	A.H. Belo Corp. - Class A	11,340
2,900	A.M. Castle & Co.	58,696
3,500	A.O. Smith Corp.	138,950
6,122	AAON, Inc.	116,379
7,600	AAR Corp.(b)	130,644
7,100	Aaron Rents, Inc.	195,037
6,900	Abaxis, Inc.(b)	137,241
8,900	Abington Bancorp, Inc.	88,822
11,000	Abiomed, Inc.(b)	195,030
430,000	ABM Industries, Inc.	10,289,900
3,800	Abraxas Petroleum Corp.(b)	13,832
10,020	AC Moore Arts & Crafts, Inc.(b)	78,557
5,700	Acacia Research-Acacia Technologies(b)	23,997
8,444	Acadia Pharmaceuticals, Inc.(b)	25,163
6,200	Acadia Realty Trust	140,678
1,814	Accelrys, Inc.(b)	10,140
7,800	ACCO Brands Corp.(b)	66,846
17,500	Accuride Corp.(b)	48,125
3,200	ACI Worldwide, Inc.(b)	62,592
5,946	Actel Corp.(b)	81,758
10,900	ActivIdentity Corp.(b)	28,122
6,800	Actuant Corp. - Class A	207,128
12,150	Actuate Corp.(b)	55,161
7,786	Acuity Brands, Inc.	318,136
58,880	Adaptec, Inc.(b)	214,912
17,100	ADC Telecommunications, Inc.(b)	161,766
169,800	Administaff, Inc.	4,874,958
12,705	Adolor Corp.(b)	50,947
11,500	Adtran, Inc.	257,140

		Value
7,430	Advance America Cash Advance Centers, Inc.	$40,642
16,100	Advanced Analogic Technologies, Inc.(b)	66,493
7,300	Advanced Energy Industries, Inc.(b)	100,886
9,900	Advanced Medical Optics, Inc.(b)	171,864
1,965	Advanta Corp. - Class A	13,441
3,000	Advanta Corp. - Class B	23,730
2,500	Advent Software, Inc.(b)	108,850
17,660	ADVENTRX Pharmaceuticals, Inc.(b)	6,004
1,500	Advisory Board Co. (The)(b)	57,525
1,200	AEP Industries, Inc.(b)	20,928
6,900	Aeropostale, Inc.(b)	222,525
3,100	AFC Enterprises(b)	23,746
10,200	Affymetrix, Inc.(b)	80,376
4,000	Agilysys, Inc.	48,000
1,472	Agree Realty Corp.	42,511
2,800	Air Methods Corp.(b)	80,276
6,380	Airspan Networks, Inc.(b)	3,573
16,229	Airtran Holdings, Inc.(b)	47,389
12,300	AK Steel Holding Corp.	781,050
7,890	Akorn, Inc.(b)	40,476
1,000	Alamo Group, Inc.	21,650
7,600	Alaska Air Group, Inc.(b)	135,888
16,000	Alaska Communications Systems Group, Inc.	203,840
4,700	Albany International Corp. - Class A	134,890
17,293	Albany Molecular Research, Inc.(b)	264,583
2,900	Alexander & Baldwin, Inc.	125,831
1,400	Alexion Pharmaceuticals, Inc.(b)	131,250
7,000	Alexza Pharmaceuticals, Inc.(b)	41,160
1,842	Alico, Inc.	78,156
6,800	Align Technology, Inc.(b)	68,068
7,629	Alkermes, Inc.(b)	120,157
4,400	Allete, Inc.	187,264
16,300	Alliance Imaging, Inc.(b)	154,524
31,800	Alliance One International, Inc.(b)	142,146
12,708	Allis-Chalmers Energy, Inc.(b)	195,322
21,600	Allos Therapeutics, Inc.(b)	207,576
6,556	Allscripts Healthcare Solutions, Inc.(b)	79,000
4,200	Alnylam Pharmaceuticals, Inc.(b)	146,076
5,825	Alon USA Energy, Inc.	49,978
7,900	Alpha Natural Resources, Inc.(b)	781,705
6,400	Alpharma, Inc. - Class A(b)	145,344
16,426	Alphatec Holdings, Inc.(b)	78,516
2,700	AMAG Pharmaceuticals, Inc.(b)	110,700
3,470	Ambassadors Group, Inc.	53,958

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
4,100	AMCOL International Corp.	$130,872
4,403	Amcore Financial, Inc.	27,034
4,000	Amedisys, Inc.(b)	256,480
2,700	Amerco, Inc.(b)	124,362
5,000	American Axle & Manaufacturing Holdings, Inc.	29,400
11,806	American Campus Communities, Inc.	345,680
5,200	American Commercial Lines, Inc.(b)	59,540
3,399	American Dental Partners, Inc.(b)	34,704
5,900	American Ecology Corp.	185,909
11,600	American Equity Investment Life Holding Co.	101,384
6,700	American Greetings Corp. - Class A	99,294
439,531	American Medical Systems Holdings, Inc.(b)	7,239,076
10,500	American Oil & Gas, Inc.(b)	33,285
3,357	American Physicians Capital, Inc.	167,111
7,800	American Railcar Industries, Inc.	171,600
3,100	American Science & Engineering, Inc.	175,212
2,800	American Software, Inc. - Class A	15,344
8,500	American States Water Co.	307,020
5,802	American Superconductor Corp.(b)	229,121
5,300	American Vanguard Corp.	69,324
5,200	American Woodmark Corp.	122,668
3,083	AmericanWest Bancorp	4,655
1,824	America’s Car-Mart, Inc.(b)	36,334
7,100	Amerigon, Inc.(b)	47,002
8,100	AMERIGROUP Corp.(b)	205,740
1,933	Ameris Bancorp	20,741
6,900	Amerisafe, Inc.(b)	125,373
6,300	Ameristar Casinos, Inc.	82,971
800	Ameron International Corp.	103,432
6,875	AMICAS, Inc.(b)	18,012
29,300	Amkor Technology, Inc.(b)	256,668
12,200	AMN Healthcare Services, Inc.(b)	230,580
3,400	Ampco-Pittsburgh Corp.	147,832
2,100	Amrep Corp.	103,740
7,200	Amsurg Corp.(b)	192,960
9,600	Anadigics, Inc.(b)	57,312
1,800	Analogic Corp.	131,724
8,472	Anaren, Inc.(b)	80,569
7,776	Anchor Bancorp Wisconsin, Inc.	55,987
3,300	Andersons, Inc. (The)	149,985
6,500	Angiodynamics, Inc.(b)	103,220
900	Anika Therapeutics, Inc.(b)	7,326
8,600	Ann Taylor Stores Corp.(b)	193,930
4,098	Ansoft Corp.(b)	146,340
5,300	Apogee Enterprises, Inc.	91,584
6,964	Applied Industrial Technologies, Inc.	186,078
13,950	Applied Micro Circuits Corp.(b)	108,252
7,100	Apria Healthcare Group, Inc.(b)	136,391
180,900	Aptargroup, Inc.	7,000,830
4,500	Arbitron, Inc.	211,500
4,000	Arch Chemicals, Inc.	128,400
6,057	Arctic Cat, Inc.	53,907
11,300	Arena Pharmaceuticals, Inc.(b)	76,614
3,400	Arena Resources, Inc.(b)	139,094
7,453	Argon ST, Inc.(b)	184,685
13,100	Ariad Pharmaceuticals, Inc.(b)	42,837
14,817	Ariba, Inc.(b)	243,147
4,700	Arkansas Best Corp.	174,558
15,600	Arqule, Inc.(b)	59,124
7,728	Array Biopharma, Inc.(b)	60,356
20,468	Arris Group, Inc.(b)	195,879
40,800	Art Technology Group, Inc.(b)	149,736
133,443	Arthrocare Corp.(b)	2,820,985
10,772	ArvinMeritor, Inc.	148,761
6,700	Asbury Automotive Group, Inc.	66,397
8,200	Ashford Hospitality Trust, Inc.	32,554
3,831	Aspect Medical Systems, Inc.(b)	20,304
8,600	Aspen Technology, Inc.(b)	114,380
10,700	Asset Acceptance Capital Corp.(b)	125,939
12,600	Assisted Living Concepts, Inc. - Class A(b)	72,324
1,300	Associated Estates Realty Corp.	18,395
1,320	Asta Funding, Inc.	10,560
2,900	Astec Industries, Inc.(b)	92,568
11,600	Asyst Techologies, Inc.(b)	50,228
10,900	ATC Technology Corp.(b)	273,808
55,000	athenahealth, Inc.(b)	1,661,000
600	Atherogenics, Inc.(b)	504
7,900	Atheros Communications, Inc.(b)	244,900
1,200	Atlantic Coast Federal Corp.	9,012
5,300	Atlantic Tele-Network, Inc.	162,127
2,900	Atlas Air Worldwide Holdings, Inc.(b)	139,577
2,934	Atlas America, Inc.	108,675
91,800	Atmel Corp.(b)	324,054
6,163	ATMI, Inc.(b)	138,852
3,400	ATP Oil & Gas Corp.(b)	96,730
5,307	Audiovox Corp. - Class A(b)	48,453
4,300	Auxilium Pharmaceuticals, Inc.(b)	159,530
2,200	Avatar Holdings, Inc.(b)	69,630
7,700	Avid Technology, Inc.(b)	170,247
5,900	Avista Corp.	133,458
9,400	Avocent Corp.(b)	223,532

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
15,700	Axcelis Technologies, Inc.(b)	$78,814
2,150	Axsys Technologies, Inc.(b)	157,896
4,300	AZZ, Inc.(b)	196,811
2,000	Badger Meter, Inc.	112,660
5,866	Balchem Corp.	148,116
6,200	Baldor Electric Co.	211,110
891	Baldwin & Lyons, Inc. - Class B	18,934
7,732	Bally Technologies, Inc.(b)	245,800
2,600	BancFirst Corp.	122,850
2,200	Bancorp, Inc. (The)(b)	12,782
11,900	BancorpSouth, Inc.	253,470
10,697	Bank Mutual Corp.	125,155
300	Bank of Florida Corp.(b)	1,962
2,900	Bank of The Ozarks, Inc.	59,450
3,700	BankAtlantic Bancorp, Inc. - Class A	5,032
8,000	BankFinancial Corp.	115,760
3,086	Bankrate, Inc.(b)	97,055
1,300	BankUnited Financial Corp. - Class A	2,080
1,900	Banner Corp.	18,107
250,000	Bare Escentuals, Inc.(b)	2,885,000
7,700	Barnes & Noble, Inc.	182,182
7,858	Barnes Group, Inc.	177,512
2,300	Barrett Business Sevices, Inc.	37,812
6,550	Basic Energy Services, Inc.(b)	176,326
100	Basin Water, Inc.(b)	391
500	Bassett Furniture Industries, Inc.	5,945
16,100	Beacon Roofing Supply, Inc.(b)	215,418
26,119	BearingPoint, Inc.(b)	22,985
900	Beasley Broadcasting Group, Inc. - Class A	3,843
11,800	Bebe Stores, Inc.	122,366
126	Bel Fuse, Inc. - Class A	3,707
3,400	Bel Fuse, Inc. - Class B	96,424
47,226	Belden, Inc.	1,743,584
5,616	Bell Microproducts, Inc.(b)	12,917
10,500	Belo Corp. - Class A	71,295
11,750	Benchmark Electronics, Inc.(b)	172,020
3,800	Berkshire Hills Bancorp, Inc.	100,700
5,600	Berry Petroleum Co. - Class A	241,024
3,100	Beverly Hills Bancorp, Inc.	3,503
4,700	BFC Financial Corp. - Class A(b)	3,149
7,800	BGC Partners, Inc. - Class A(b)	55,380
2,100	Big 5 Sporting Goods Corp.	16,779
7,000	Bill Barrett Corp.(b)	287,980
7,614	BioCryst Pharmaceuticals, Inc.(b)	25,278
13,300	BioMarin Pharmaceutical, Inc.(b)	432,915
6,700	BioMed Realty Trust, Inc.	172,860
3,600	BioMimetic Therapeutics, Inc.(b)	48,240
80,000	Bio-Rad Laboratories, Inc. - Class A(b)	7,128,000
4,400	Bio-Reference Labs, Inc.(b)	113,784
19,100	BioScrip, Inc.(b)	72,771
9,300	BJ’s Restaurants, Inc.(b)	100,905
8,300	BJ’s Wholesale Club, Inc.(b)	311,499
2,798	Black Box Corp.	83,101
5,220	Black Hills Corp.	168,449
138,700	Blackbaud, Inc.	2,477,182
131,900	Blackboard, Inc.(b)	5,270,724
24,990	Blockbuster, Inc. - Class A(b)	69,722
14,717	Blockbuster, Inc. - Class B(b)	32,966
6,400	Blount International, Inc.(b)	72,512
5,400	Blue Coat Systems, Inc.(b)	78,462
500	Blue Nile, Inc.(b)	19,260
8,200	Bluegreen Corp.(b)	94,710
3,100	Blyth, Inc.	45,105
3,850	Bob Evans Farms, Inc.	110,264
12,100	Bois d’Arc Energy, Inc.(b)	264,990
1,950	Bolt Technology Corp.(b)	43,310
2,600	Bon-Ton Stores, Inc. (The)	13,026
1,900	Books-A-Million, Inc.	11,590
5,400	Borders Group, Inc.	26,460
36,000	Borland Software Corp.(b)	55,800
1,200	Boston Beer Co., Inc. - Class A(b)	54,348
4,167	Boston Private Financial Holdings, Inc.	32,628
12,087	Bottomline Technologies, Inc.(b)	144,681
5,802	Bowne & Co., Inc.	75,020
5,900	BPZ Resources, Inc.(b)	106,495
104,286	Brady Corp. - Class A	3,824,168
12,100	Brandywine Realty Trust REIT	194,205
6,700	Briggs & Stratton Corp.	90,718
16,700	Brigham Exploration Co.(b)	233,800
14,740	Brightpoint, Inc.(b)	101,559
4,000	Bristow Group, Inc.(b)	179,960
6,400	Bronco Drilling Co., Inc.(b)	112,000
9,700	Brookfield Homes Corp.	127,652
6,423	Brookline Bancorp, Inc.	62,624
8,920	Brooks Automation, Inc.(b)	69,665
7,746	Brown Shoe Co., Inc.	125,020
20,848	Bruker Corp.(b)	288,119
5,100	Brunswick Corp.	65,790
3,700	Brush Engineered Materials, Inc.(b)	88,541
10,600	Buckeye Technologies, Inc.(b)	103,350
4,050	Buckle, Inc. (The)	208,454
13,100	Builders FirstSource, Inc.	57,247
4,916	Building Materials Holding Corp.	9,144
8,400	Cabela’s, Inc.(b)	97,608
4,600	Cabot Microelectronics Corp.(b)	179,584
4,800	Cache, Inc.(b)	67,920
5,500	CACI International, Inc. - Class A(b)	247,280

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,200	Cadiz, Inc.(b)	$23,880
204,422	Cal Dive International, Inc.(b)	2,189,360
7,800	Calgon Carbon Corp.(b)	148,200
6,900	California Pizza Kitchen, Inc.(b)	90,045
3,100	California Water Service Group	113,894
12,624	Caliper Life Sciences, Inc.(b)	50,117
9,300	Callaway Golf Co.	117,924
5,736	Callidus Software, Inc.(b)	27,533
10,300	Callon Petroleum Co.(b)	236,797
2,800	Cal-Maine Foods, Inc.	106,120
3,900	Cambrex Corp.(b)	29,679
900	Camden National Corp.	27,774
5,018	Candela Corp.(b)	11,491
7,400	Cano Petroleum, Inc.(b)	29,230
3,700	Cantel Medical Corp.(b)	34,521
1,574	Capital Corp. of the West	7,492
9,600	Capital Senior Living Corp.(b)	66,624
600	Capital Southwest Corp.	78,234
6,300	Capitol Bancorp Ltd.	83,727
47,000	Capstone Turbine Corp.(b)	143,820
9,900	Caraco Pharmaceutical Laboratories Ltd.(b)	138,105
4,300	Caraustar Industries, Inc.(b)	8,041
3,950	CARBO Ceramics, Inc	216,144
4,300	Cardiac Science Corp.(b)	38,270
4,975	Cardinal Financial Corp.	42,238
2,130	Carmike Cinemas, Inc.	13,973
1,200	Carrizo Oil & Gas, Inc.(b)	60,408
8,500	Carter’s, Inc.(b)	140,505
2,610	Cascade Corp.	114,527
5,200	Casella Waste Systems, Inc. - Class A(b)	67,184
8,784	Casey’s General Stores, Inc.	216,086
4,400	Cash America International, Inc.	185,504
6,826	Casual Male Retail Group, Inc.(b)	27,714
1,500	Catapult Communications Corp.(b)	11,100
8,610	Cathay General Bancorp	137,243
10,350	Cato Corp. (The) - Class A	185,162
3,200	Cavco Industries, Inc.(b)	107,840
2,200	Cbeyond, Inc.(b)	37,796
22,100	CBIZ, Inc.(b)	180,999
4,900	CBL & Associates Properties, Inc.	95,158
1,800	CBRL Group, Inc.	43,506
7,400	CDI Corp.	152,292
5,000	CEC Entertainment, Inc.(b)	174,300
9,000	Cedar Shopping Centers, Inc.	114,840
3,268	Celadon Group, Inc.(b)	43,236
14,453	Celera Corp.(b)	197,283
4,852	Celgene Corp.(b)	366,277
12,300	Cell Genesys, Inc.(b)	38,991
6,300	Centene Corp.(b)	140,553
8,143	Centennial Communications Corp.(b)	65,470
1,575	Center Bancorp., Inc.	15,136
2,700	Center Financial Corp.	29,700
6,250	Central European Distribution Corp.(b)	456,000
3,600	Central Garden & Pet Co.(b)	16,632
4,800	Central Garden & Pet Co. - Class A(b)	20,064
10,500	Central Pacific Financial Corp.	116,235
3,600	Central Vermont Public Service Corp.	79,344
200	Century Aluminum Co.(b)	11,884
10,300	Cenveo, Inc.(b)	95,172
8,600	Cepheid, Inc.(b)	147,232
5,000	Ceradyne, Inc.(b)	231,750
15,695	Cerus Corp.(b)	79,574
4,300	Ceva, Inc.(b)	34,959
2,358	CH Energy Group, Inc.	85,478
13,200	Champion Enterprises, Inc.(b)	52,140
9,055	Charlotte Russe Holding, Inc.(b)	117,353
24,799	Charming Shoppes, Inc.(b)	135,155
2,900	Chart Industries, Inc.(b)	153,468
25,600	Charter Communications, Inc. - Class A(b)	29,184
76,500	Chattem, Inc.(b)	4,931,955
7,300	Checkpoint Systems, Inc.(b)	153,811
8,500	Cheesecake Factory (The)(b)	119,680
4,800	Chemed Corp.	205,440
3,637	Chemical Financial Corp.	96,635
30,700	Chemtura Corp.	200,164
3,700	Cheniere Energy, Inc.(b)	11,211
1,800	Chesapeake Corp.(b)	3,240
800	Chesapeake Utilities Corp.	22,872
5,200	Children’s Place Retail Stores, Inc. (The)(b)	197,860
7,000	Chiquita Brands International, Inc.(b)	107,450
6,160	Chordiant Software, Inc.(b)	32,094
6,100	Christopher & Banks Corp.	53,070
2,406	Churchill Down, Inc.	90,826
8,576	Ciber, Inc.(b)	60,632
4,085	Ciena Corp.(b)	84,437
34,800	Cincinnati Bell, Inc.(b)	135,720
15,100	Cinemark Holdings, Inc.	221,366
2,600	CIRCOR International, Inc.	154,856
20,200	Cirrus Logic, Inc.(b)	114,736
12,700	Citadel Broadcasting Corp.(b)	10,795
800	Citizens First Bancorp, Inc.	3,112
5,621	Citizens Republic Bancorp, Inc.	18,830
10,827	Citizens, Inc.(b)	80,445
3,726	City Holding Co.	165,732
7,300	CKE Restaurants, Inc.	89,571
11,800	CKX, Inc.(b)	92,512
121,100	Clarcor, Inc.	4,664,772

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,958	Clayton Williams Energy, Inc.(b)	$275,686
2,672	Clean Harbors, Inc.(b)	208,523
8,329	Cleco Corp.	209,308
5,200	Clifton Savings Bancorp, Inc.	55,952
4,155	Clinical Data, Inc.(b)	71,050
8,000	CMGI, Inc.(b)	97,920
11,400	CNA Surety Corp.(b)	148,086
104,800	CoBiz Financial, Inc.	1,007,128
50,600	Coeur d’Alene Mines Corp.(b)	146,234
2,600	Cogdell Spencer, Inc. REIT	48,880
9,100	Cogent Communications Group, Inc.(b)	109,746
17,200	Cogent, Inc.(b)	174,408
5,800	Cognex Corp.	109,330
3,900	Cohen & Steers, Inc.	97,578
5,820	Coherent, Inc.(b)	200,790
11,354	Cohu, Inc.	180,756
4,900	Coinstar, Inc.(b)	169,001
9,000	Coldwater Creek, Inc.(b)	58,680
11,500	Collective Brands, Inc.(b)	148,120
6,000	Colonial Properties Trust	119,760
900	Columbia Bancorp	3,924
91,531	Columbia Banking System, Inc.	1,383,033
4,900	Columbia Sportswear Co.	182,819
4,600	Columbus McKinnon Corp.(b)	118,266
20,400	Comfort Systems USA, Inc.	270,504
4,500	Commercial Vehicle Group, Inc.(b)	43,515
3,700	Community Bank System, Inc.	87,320
5,474	Community Trust Bancorp, Inc.	168,709
11,100	Compass Diversified Holdings	129,093
1,500	Compass Minerals International, Inc.	113,400
78,500	Complete Production Services, Inc.(b)	2,499,440
4,867	CompuCredit Corp.(b)	32,122
1,700	Computer Programs & Systems, Inc.	42,126
100,000	comScore, Inc.(b)	1,908,000
33,300	Comstock Resources, Inc.(b)	2,031,633
2,600	COMSYS IT Partners, Inc.(b)	26,650
3,900	Comtech Telecommunications Corp.(b)	191,607
4,898	Conceptus, Inc.(b)	83,609
86,300	Concur Technologies, Inc.(b)	3,557,286
2,600	Conexant Systems, Inc.(b)	12,402
5,889	Conmed Corp.(b)	178,967
400	Connecticut Water Service, Inc.	10,028
4,801	Conn’s, Inc.(b)	75,376
1,116	Consolidated - Tomoka Land Co.	44,182
10,216	Consolidated Communications Holdings, Inc.	142,615
1,900	Consolidated Graphics, Inc.(b)	63,650
65,200	Constant Contact, Inc.(b)	1,161,864
2,100	Contango Oil & Gas Co.(b)	179,088
12,858	Continental Airlines, Inc. - Class B(b)	176,540
105,000	Cooper Cos., Inc. (The)	3,538,500
8,500	Cooper Tire & Rubber Co.	78,285
2,300	Core-Mark Holding Co., Inc.(b)	62,629
10,900	Corinthian Colleges, Inc.(b)	171,675
5,300	Cornell Cos., Inc.(b)	138,065
19,800	Corrections Corp. of America(b)	554,994
20,100	Corus Bankshares, Inc.	78,591
4,350	Corvel Corp.(b)	142,462
102,000	CoStar Group, Inc.(b)	5,088,780
6,932	Cousins Properties, Inc.	152,296
6,500	Cox Radio, Inc. - Class A(b)	64,285
1,030	CPEX Pharmaceuticals, Inc.(b)	16,820
2,900	CRA International, Inc.(b)	109,127
3,400	Crane Co.	120,700
9,100	Credence Systems Corp.(b)	11,648
6,646	Cross Country Healthcare, Inc.(b)	106,004
11,400	Crown Media Holdings, Inc. - Class A(b)	48,336
8,900	CryoLife, Inc.(b)	120,951
8,929	CSG Systems International, Inc.(b)	158,400
1,500	CSS Industries, Inc.	42,420
7,000	CTS Corp.	90,020
4,300	Cubic Corp.	114,896
8,700	Cubist Pharmaceuticals, Inc.(b)	197,142
3,999	Cumulus Media, Inc. - Class A(b)	11,757
7,400	CuraGen Corp.(b)	8,140
1,380	Curis, Inc.(b)	2,346
6,000	Curtiss-Wright Corp.	315,840
1,000	Cutera, Inc.(b)	9,960
9,300	CV Therapeutics, Inc.(b)	87,141
12,001	CVB Financial Corp.	135,851
9,500	Cyberonics, Inc.(b)	262,390
14,874	Cybersource Corp.(b)	264,014
7,042	Cymer, Inc.(b)	186,543
1,300	Cynosure, Inc.(b)	32,136
8,000	Cypress Bioscience, Inc.(b)	69,600
400	Cytokinetics, Inc.(b)	2,112
8,174	Daktronics, Inc.	145,906
14,600	Darling International, Inc.(b)	236,228
7,538	Datascope Corp.	351,874
1,800	Dawson Geophysical Co.(b)	118,134
23,400	DCT Industrial Trust, Inc.	198,198
2,300	DealerTrack Holdings, Inc.(b)	35,834
700	Deckers Outdoor Corp.(b)	79,107
254	Deerfield Capital Corp.(c)	157
690,400	Del Monte Foods Co.	5,861,496
8,600	Delek US Holdings, Inc.	68,714
3,806	dELiA*s, Inc.(b)	6,090
7,050	Delphi Financial Group, Inc. - Class A	175,898

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,110	Delta Financial Corp.(b)	$46
10,300	Delta Petroleum Corp.(b)	196,421
2,500	Deltic Timber Corp.	151,625
4,600	Deluxe Corp.	65,780
13,588	Dendreon Corp.(b)	80,441
4,283	Depomed, Inc.(b)	16,704
12,000	DeVry, Inc.	681,720
4,800	DexCom, Inc.(b)	32,256
7,900	DG FastChannel, Inc.(b)	134,300
3,300	Diamond Foods, Inc.	80,256
2,550	Diamond Management & Technology Consultants, Inc.	13,490
13,200	DiamondRock Hospitality Co.	121,704
12,600	Digi International, Inc.(b)	127,512
7,600	Digimarc Corp.(b)	108,680
280	Digital Angel Corp.(b)	167
3	Digital Realty Trust, Inc.	129
7,343	Digital River, Inc.(b)	292,912
6,600	Dillard’s, Inc. - Class A	66,726
5,600	Dime Community Bancshares	93,688
3,100	DineEquity, Inc.	71,610
5,800	Diodes, Inc.(b)	150,626
1,500	Dionex Corp.(b)	104,280
2,400	Discovery Laboratories, Inc.(b)	4,272
7,800	Ditech Networks, Inc.(b)	15,444
2,723	Dixie Group, Inc.(b)	14,949
5,300	Dollar Financial Corp.(b)	102,502
4,643	Dollar Thrifty Automotive Group(b)	14,579
7,500	Domino’s Pizza, Inc.(b)	97,200
7,172	Donegal Group, Inc. - Class A	124,936
9,638	Dot Hill Systems Corp.(b)	25,444
5,000	Dover Downs Gaming & Entertainment, Inc.	41,750
5,900	Dover Motorsports, Inc.	26,432
12,400	Dress Barn, Inc.(b)	200,012
4,500	Drew Industries, Inc.(b)	66,600
8,200	Dril-Quip, Inc.(b)	443,948
3,700	DRS Technologies, Inc.	291,560
21,829	drugstore.com(b)	46,714
14,000	DSP Group, Inc.(b)	98,840
1,400	DSW, Inc. - Class A(b)	18,914
6,348	DTS, Inc.(b)	181,489
5,100	Ducommun, Inc.(b)	139,791
23,700	Durect Corp.(b)	105,228
2,170	DXP Enterprises, Inc.(b)	103,813
12,300	Dyax Corp.(b)	53,013
8,330	Dycom Industries, Inc.(b)	132,197
3,400	Dynamex, Inc.(b)	95,438
1,700	Dynamic Materials Corp.	55,981
8,400	Dynavax Technologies Corp.(b)	13,692
8,400	Eagle Bulk Shipping, Inc.	243,936
7,800	Eagle Materials, Inc.	193,518
8,000	Eagle Test Systems, Inc.(b)	99,200
19,172	Earthlink, Inc.(b)	172,548
65,000	East West Bancorp, Inc.	774,150
4,200	EastGroup Properties, Inc.	194,880
1,100	Ebix, Inc.(b)	110,572
9,206	Echelon Corp.(b)	97,123
3,201	Eclipsys Corp.(b)	70,582
14,100	Edge Petroleum Corp.(b)	72,474
14,100	Education Realty Trust, Inc.	157,920
600	Einstein Noah Restaurant Group, Inc.(b)	6,918
7,300	El Paso Electric Co.(b)	150,818
9,438	Electro Rent Corp.	129,301
6,100	Electro Scientific Industries, Inc.(b)	95,404
10,355	Electronics For Imaging, Inc.(b)	145,074
6,696	Elizabeth Arden, Inc.(b)	109,346
11,400	EMCOR Group, Inc.(b)	343,368
23,072	Emcore Corp.(b)	113,514
6,900	Emeritus Corp.(b)	116,265
800	Emisphere Technologies, Inc.(b)	2,904
3,900	Emmis Communications Corp. - Class A(b)	7,215
5,000	Empire District Electric Co. (The)	102,050
300	Employers Holdings, Inc.	5,346
7,600	EMS Technologies, Inc.(b)	157,396
11,500	Emulex Corp.(b)	129,605
7,400	Encore Acquisition Co.(b)	457,838
7,138	Encore Capital Group, Inc.(b)	87,440
11,587	Encore Wire Corp.	211,231
17,000	Endeavor International Corp.(b)	28,390
12,700	Ener1, Inc.(b)	89,408
5,863	Energy Conversion Devices, Inc.(b)	410,000
7,454	Energy Partners Ltd.(b)	88,554
2,860	EnergySouth, Inc.	173,287
8,600	EnerSys(b)	277,608
5,948	ENGlobal Corp.(b)	73,398
5,200	Ennis, Inc.	80,340
3,501	EnPro Industries, Inc.(b)	126,071
370,629	Entegris, Inc.(b)	2,346,082
2,500	Entercom Communications Corp. - Class A	15,325
4,600	Enterprise Financial Services Corp.	96,554
14,800	Entertainment Distribution Co., Inc.(b)	6,364
5,000	Entertainment Properties Trust	268,200
5,384	Entorian Technologies, Inc.(b)	3,446
9,100	Entravision Communications Corp. - Class A(b)	28,756
12,700	Entrust, Inc.(b)	28,321
9,400	Enzo Biochem, Inc.(b)	133,574
4,900	Enzon Pharmaceuticals, Inc.(b)	40,082
9,358	Epicor Software Corp.(b)	63,260
14,895	EPIQ Systems, Inc.(b)	173,974

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,466	EPIX Pharmaceuticals, Inc.(b)	$3,079
100	Equinix, Inc.(b)	8,136
3,800	Equity Lifestyle Properties, Inc.	182,438
8,400	eResearch Technology, Inc.(b)	122,304
4,229	ESCO Technologies, Inc.(b)	174,023
3,100	Esmark, Inc.(b)	59,520
5,529	Esterline Technologies Corp.(b)	269,705
4,900	Ethan Allen Interiors, Inc.	122,990
322,500	Euronet Worldwide, Inc.(b)	5,160,000
334,177	ev3, Inc.(b)	3,224,808
10,701	Evergreen Energy, Inc.(b)	17,015
16,000	Evergreen Solar, Inc.(b)	149,440
3,900	Exactech, Inc.(b)	112,086
24,000	Exar Corp.(b)	184,800
4,000	Excel Technology, Inc.(b)	126,160
19,600	EXCO Resources, Inc.(b)	510,580
14,780	Exelixis, Inc.(b)	103,460
11,100	Exide Technologies(b)	175,380
3,900	ExlService Holdings, Inc.(b)	58,695
4,713	Exponent, Inc.(b)	143,935
7,300	ExpressJet Holdings, Inc.(b)	2,212
9,100	Extra Space Storage, Inc.	128,947
41,931	Extreme Networks(b)	122,858
48,400	Factset Research Systems, Inc.	2,791,228
7,000	Fairpoint Communications, Inc.	48,580
8,500	FalconStor Software, Inc.(b)	58,735
8,006	Farmer Bros. Co.	210,878
120,600	FARO Technologies, Inc.(b)	2,858,220
3,995	FBL Financial Group, Inc. - Class A	83,296
100	Federal Agricultural Mortgage Corp. - Class A	1,982
4,392	Federal Agricultural Mortgage Corp. - Class C	125,875
7,400	Federal Signal Corp.	106,338
5,400	FEI Co.(b)	136,350
9,900	FelCor Lodging Trust, Inc.	79,101
5,500	Ferro Corp.	119,680
5,300	FiberTower Corp.(b)	5,989
5,286	Financial Federal Corp.	121,842
30,500	Finisar Corp.(b)	40,870
8,591	Finish Line - Class A(b)	93,212
10,276	First Acceptance Corp.(b)	38,638
130,000	First Advantage Corp. - Class A(b)	1,970,800
5,200	First Bancorp	82,992
2,700	First Busey Corp	38,394
11,286	First Cash Financial Services, Inc.(b)	215,224
400	First Citizens BancShares, Inc. - Class A	56,600
10,800	First Commonwealth Financial Corp.	123,120
3,860	First Community Bancshares, Inc.	138,304
13,100	First Financial Bancorp	148,030
2,400	First Financial Bankshares, Inc.	110,136
4,458	First Financial Corp.	166,551
4,269	First Financial Holdings, Inc.	85,295
4,300	First Industrial Realty Trust, Inc.	106,597
3,192	First Merchants Corp.	67,032
190,000	First Mercury Finanacial Corp.(b)	3,040,000
92,570	First Midwest Bancorp, Inc.	1,900,462
14,700	First Niagara Financial Group, Inc.	205,653
2,958	First Place Financial Corp.	32,153
4,900	First Potomac Realty Trust	77,812
2,300	First Regional Bancorp(b)	11,523
2,286	First State Bancorp	11,659
3,100	FirstFed Financial Corp.(b)	24,800
7,600	FirstMerit Corp.	149,568
4,300	Fisher Communications, Inc.(b)	159,530
9,900	Five Star Quality Care, Inc.(b)	43,461
15,700	Flagstar Bancorp, Inc.	69,708
6,300	Flanders Corp.(b)	39,627
9,800	Fleetwood Enterprises, Inc.(b)	27,734
2,800	Flotek Industries, Inc.(b)	51,464
12,100	Flow International Corp.(b)	80,586
10,800	Flowers Foods, Inc.	324,756
10,571	Flushing Financial Corp.	186,367
13,581	FNB Corp.	153,873
7,362	Formfactor, Inc.(b)	128,099
4,500	Forrester Research, Inc.(b)	151,650
84,200	Forward Air Corp.	3,080,878
3,900	Fossil, Inc.(b)	104,442
26,400	Foundry Networks, Inc.(b)	460,416
2,197	FPIC Insurance Group, Inc.(b)	109,740
4,600	Franklin Bank Corp.(b)	3,220
3,700	Franklin Electric Co., Inc.	153,587
5,100	Fred’s, Inc. - Class A	65,586
4,100	FreightCar America, Inc.	156,169
11,387	Frontier Airlines Holdings, Inc.(b)	3,074
7,100	Frontier Financial Corp.	82,005
10,900	FTD Group, Inc.	155,870
3,341	FTI Consulting, Inc.(b)	237,746
4,700	Fuel Systems Solutions, Inc.(b)	175,874
4,600	Fuel Tech, Inc.(b)	85,238
11,300	FuelCell Energy, Inc.(b)	93,451
11,970	Furmanite Corp.(b)	109,645
6,800	Furniture Brands International, Inc	80,716
6,000	FX Energy, Inc.(b)	40,800
2,360	FX Real Estate and Entertainment, Inc.(b)(c)	4,319
2,510	G&K Services, Inc. - Class A	85,440
900	GAMCO Investors, Inc. - Class A	40,248
7,700	Gardner Denver, Inc.(b)	351,120
37,400	Gasco Energy, Inc.(b)	97,614
7,500	Gaylord Entertainment Co.(b)	225,300

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
6,100	Gehl Co.(b)	$91,683
18,400	GenCorp, Inc.(b)	154,192
1,400	General Cable Corp.(b)	80,682
11,363	General Communication, Inc. - Class A(b)	101,926
7,800	General Maritime Corp.	210,132
9,100	General Moly, Inc.(b)	68,432
3,800	Genesco, Inc.(b)	111,720
5,800	Genesee & Wyoming, Inc. - Class A(b)	234,726
9,000	Genomic Health, Inc.(b)	193,860
35,000	Gen-Probe, Inc.(b)	1,866,200
1,800	GenTek, Inc.(b)	51,948
350,000	Gentex Corp.	5,411,000
13,824	Gentiva Health Services, Inc.(b)	353,065
7,300	Geo Group, Inc. (The)(b)	175,492
6,500	GeoEye, Inc.(b)	140,725
2,500	GeoMet, Inc.(b)	16,575
10,455	Gerber Scientific, Inc.(b)	124,101
18,191	Geron Corp.(b)	81,132
2,300	Gevity HR, Inc	17,135
14,800	Gibraltar Industries, Inc.	233,988
3,200	G-III Apparel Group Ltd.(b)	51,296
29,600	Glacier Bancorp, Inc.	641,432
8,600	Glatfelter	125,732
5,600	Glimcher Realty Trust	52,136
4,500	GMX Resources, Inc.(b)	264,150
35,600	Golden Star Resources Ltd.(b)	85,528
27,100	Goodrich Petroleum Corp.(b)	1,242,535
4,793	Gorman-Rupp Co. (The)	213,480
17,000	GrafTech International Ltd.(b)	398,650
375	Graham Corp	33,375
5,600	Granite Construction, Inc.	177,128
26,500	Graphic Packaging Holding Co.(b)	59,625
8,600	Gray Television, Inc.	21,500
100	Gray Television, Inc. - Class A	420
8,870	Great Atlantic & Pacific Tea Co.(b)	141,122
6,043	Great Plains Energy, Inc.	152,646
1,800	Great Southern Bancorp, Inc.	18,846
15,220	Great Wolf Resorts, Inc.(b)	62,554
123,200	Greatbatch, Inc.(b)	2,520,672
1,400	Green Bankshares, Inc.	19,292
4,698	Green Mountain Coffee Roasters, Inc.(b)	170,772
8,000	Greenbrier Cos., Inc.	167,440
12,848	Greenfield Online, Inc.(b)	177,816
2,500	Greenhill & Co., Inc.	153,575
1,200	Greif, Inc. - Class A	73,008
29,554	Grey Wolf, Inc.(b)	252,391
6,529	Griffon Corp.(b)	65,616
5,300	Group 1 Automotive, Inc.	104,145
21,000	Grubb & Ellis Co.	69,510
5,100	GSI Commerce, Inc.(b)	77,724
19,152	Guaranty Bancorp(b)	101,506
14,600	Guess?, Inc.	462,382
5,811	Guidance Software, Inc.(b)	63,224
3,446	Gulf Island Fabrication, Inc.	152,830
4,349	Gulfmark Offshore, Inc.(b)	218,233
6,232	Gulfport Energy Corp.(b)	89,865
7,058	Gymboree Corp.(b)	263,969
13,300	H&E Equipment Services, Inc.(b)	169,309
4,700	Haemonetics Corp.(b)	272,882
237,288	Hain Celestial Group, Inc.(b)	6,202,708
5,804	Hallmark Financial Services(b)	56,125
10,200	Halozyme Therapeutics, Inc.(b)	81,702
4,278	Hancock Holding Co.	192,039
4,768	Hanmi Financial Corp.	25,270
5,700	Hardinge, Inc.	89,832
5,223	Harleysville Group, Inc.	186,095
11,471	Harleysville National Corp.	164,838
12,972	Harmonic, Inc.(b)	101,052
11,100	Harris Interactive, Inc.(b)	15,318
4,661	Harris Stratex Networks, Inc. - Class A(b)	34,258
8,900	Harte-Hanks, Inc.	110,449
18,200	Hartmarx Corp.(b)	28,938
18,698	Harvest Natural Resources, Inc.(b)	184,175
2,600	Haverty Furniture Cos., Inc.	29,692
6,230	Hawaiian Electric Industries, Inc.	154,130
15,300	Hawaiian Holdings, Inc.(b)	134,946
22,400	Hayes Lemmerz International, Inc.(b)	52,192
1,800	Haynes International, Inc.(b)	85,392
10,800	HB Fuller Co.	270,000
50,000	HCC Insurance Holdings Inc.	1,132,500
5,800	Headwaters, Inc.(b)	76,038
19,300	Health Management Associates, Inc. - Class A(b)	118,695
289,300	Healthcare Realty Trust, Inc. REIT	8,392,593
4,050	Healthcare Services Group, Inc.	67,270
5,800	HealthExtras, Inc.(b)	174,058
8,400	Healthsouth Corp.(b)	137,928
11,000	Healthspring, Inc.(b)	213,950
8,800	HealthTronics, Inc.(b)	28,072
173,400	Healthways, Inc.(b)	4,406,094
16,533	Heartland Express, Inc.	281,722
3,200	Heartland Payment Systems, Inc.	73,632
20,100	Hecla Mining Co.(b)	184,518
1,600	Heico Corp.	55,712
73,300	Heico Corp. - Class A	2,077,322
4,000	Heidrick & Struggles International, Inc.	113,440
75,000	Helix Energy Solutions Group, Inc.(b)	2,394,750
106	Hercules Technology Growth Capital, Inc.	1,055

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
10,500	Hercules, Inc.	$210,525
4,505	Heritage Commerce Corp.	47,077
4,500	Herman Miller, Inc	117,630
6,300	Hersha Hospitality Trust	44,730
2,900	Hexcel Corp.(b)	55,042
3,150	Hibbett Sports, Inc.(b)	66,308
3,000	Highwoods Properties, Inc.	109,500
6,600	Hilb, Rogal & Hobbs Co.	286,110
6,400	Hill International, Inc.(b)	108,480
6,800	Hilltop Holdings, Inc.(b)	70,108
1,850	Hi-Tech Pharmacal Co., Inc.(b)	21,404
2,400	Hittite Microwave Corp.(b)	76,608
4,000	HMS Holdings Corp.(b)	99,520
4,800	HNI Corp.	103,920
6,700	Home Bancshares, Inc.	174,803
2,215	Home Federal Bancorp, Inc.	22,814
11,700	Home Solutions of America, Inc.(b)	7,722
4,200	Hooker Furniture Corp.	70,224
3,200	Horace Mann Educators Corp.	44,352
2,125	Horizon Financial Corp.	16,660
4,700	Hornbeck Offshore Services, Inc.(b)	209,526
10,500	Hot Topic, Inc.(b)	66,045
6,000	Houston Wire & Cable Co	118,080
1,800	HRPT Properties Trust	12,618
8,950	HUB Group, Inc. - Class A(b)	347,797
5,000	Hudson Highland Group, Inc.(b)	44,550
1,900	Hughes Communications, Inc.(b)	82,973
5,000	Human Genome Sciences, Inc.(b)	33,150
2,200	Hurco Cos., Inc.(b)	64,196
1,500	Huron Consulting Group, Inc.(b)	78,240
12,900	Hutchinson Technology, Inc.(b)	191,436
26,200	Hypercom Corp.(b)	127,332
4,000	i2 Technologies, Inc.(b)	51,640
4,944	Ibasis, Inc.	19,628
1,500	IBERIABANK Corp	77,220
3,500	ICO, Inc.(b)	17,010
9,298	Iconix Brand Group, Inc.(b)	111,576
4,800	ICU Medical, Inc.(b)	136,464
6,300	Idacorp, Inc.	187,803
19,600	Idenix Pharmaceuticals, Inc.(b)	162,484
7,000	Idera Pharmaceuticals, Inc.(b)	103,530
160,000	IDEX Corp.	6,052,800
1,400	IDT Corp.(b)	2,212
9,500	IDT Corp. - Class B(b)	16,815
5,900	I-Flow Corp.(b)	61,242
19,100	iGate Corp.(b)	188,135
3,997	II-VI, Inc.(b)	153,725
14,611	IKON Office Solutions, Inc.	208,937
5,200	Imation Corp.	99,112
4,500	Immersion Corp.(b)	31,725
104,600	Immucor, Inc.(b)	3,151,598
9,578	Immunogen, Inc.(b)	44,059
5,780	Immunomedics, Inc.(b)	13,294
2,000	Imperial Sugar Co.	27,960
8,264	Incyte Corp.(b)	76,525
79,800	Independent Bank Corp./MA	2,087,568
3,098	Independent Bank Corp./MI	15,707
9,600	Indevus Pharmaceuticals, Inc.(b)	17,568
3,520	Infinity Property & Casuality Corp.	156,851
7,030	InfoGROUP, Inc.	35,994
14,400	Informatica Corp.(b)	233,136
12,400	Infospace, Inc.	117,056
1,712	Ingles Markets, Inc. - Class A	41,636
5,400	Inland Real Estate Corp.	80,730
3,400	Innovative Solutions & Support, Inc.(b)	22,542
9,067	Insight Enterprises, Inc.(b)	115,695
10,019	Insituform Technologies, Inc. - Class A(b)	173,229
10,355	Inspire Pharmaceuticals, Inc.(b)	39,142
9,000	Insteel Industries, Inc.	159,030
7,517	Integra Bank Corp.	58,407
119,959	Integra LifeScience Holdings Corp.(b)	5,477,328
3,286	Integral Systems, Inc.	154,541
5,484	Integrated Electrical Services, Inc.(b)	107,322
6,153	Integrated Silicon Solutions, Inc.(b)	27,935
5,653	Inter Parfums, Inc.	84,682
110,000	Interactive Data Corp.	3,168,000
3,000	Interactive Intelligence, Inc.(b)	28,050
8,502	InterDigital, Inc.(b)	197,331
8,490	Interface, Inc. - Class A	100,606
5,000	Interline Brands, Inc.(b)	78,950
8,800	Intermec, Inc.(b)	165,616
6,500	InterMune, Inc.(b)	111,670
5,000	Internap Network Services Corp.(b)	23,000
600	International Assets Holding Corp.(b)	19,830
5,940	International Bancshares Corp.	146,124
7,600	International Royalty Corp.	35,627
19,100	Internet Capital Group, Inc.(b)	153,564
5,100	Interstate Hotels & Resorts, Inc.(b)	13,515
1,500	Intervest Bancshares Corp. - Class A	11,610
13,944	InterVoice, Inc.(b)	114,062
16,500	Interwoven, Inc.(b)	232,320
6,000	Intevac, Inc.(b)	63,900
1,449	Introgen Therapeutics, Inc.(b)	1,623
4,400	Invacare Corp.	103,532
3,800	inVentiv Health, Inc.(b)	91,808

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
8,881	Inverness Medical Innovations, Inc.(b)	$299,379
861	Inverness Medical Innovations, Inc., Series B Conv.(b)	201,044
8,100	Investment Technology Group, Inc.(b)	240,894
20,128	Investors Bancorp, Inc.(b)	306,147
21,563	ION Geophysical Corp.(b)	344,361
7,200	Iowa Telecommunications Services, Inc.	133,488
2,100	iPCS, Inc.(b)	56,490
3,100	IRIS International, Inc.(b)	52,328
7,900	iRobot Corp.(b)	109,415
3,600	Irwin Financial Corp.	14,796
10,035	Isis Pharmaceuticals, Inc.(b)	171,900
5,400	Isle of Capri Casinos, Inc.(b)	35,856
2,700	ITC Holdings Corp.	140,724
24,700	Ixia(b)	216,372
16,032	IXYS Corp.(b)	196,232
3,500	J & J Snack Foods Corp.	110,845
6,000	j2 Global Communications, Inc.(b)	143,820
200,000	Jack Henry & Associates, Inc.	4,318,000
6,086	Jack in the Box, Inc.(b)	131,336
3,900	Jackson Hewitt Tax Service, Inc.	60,294
5,793	Jakks Pacific, Inc.(b)	127,330
500	James River Coal Co.(b)	21,675
1,095	Jarden Corp.(b)	26,313
8,000	Javelin Pharmaceuticals, Inc.(b)	19,520
14,800	JDA Software Group, Inc.(b)	252,636
10,100	JetBlue Airways Corp.(b)	53,227
6,500	Jo-Ann Stores, Inc.(b)	142,805
200	John B. Sanfilippo & Son, Inc.(b)	1,710
12,200	Jones Apparel Group, Inc.	204,228
6,325	Jos. A. Bank Clothiers, Inc.(b)	141,680
16,000	Journal Communications, Inc. - Class A	76,000
17,800	Jupitermedia Corp.(b)	21,360
65,000	K12, Inc.(b)	1,643,200
5,200	Kadant, Inc.(b)	111,228
1,900	Kaiser Aluminum Corp.	100,225
4,647	Kaman Corp.	116,547
7,100	Kansas City Southern(b)	390,500
120,000	Kaydon Corp.	5,690,400
9,900	Kearny Financial Corp.	127,215
2,300	Keithley Instruments, Inc.	21,620
4,300	Kelly Services, Inc. - Class A	79,163
19,377	Kemet Corp.(b)	26,353
2,700	Kendle International, Inc.(b)	111,105
5,700	Kenexa Corp.(b)	106,533
131,800	Kennametal, Inc.	3,922,368
4,100	Kenneth Cole Productions, Inc. - Class A	57,195
3,949	Kensey Nash Corp.(b)	137,149
4,061	Keryx Biopharmaceuticals, Inc.(b)	1,608
4,600	Keynote Systems, Inc.(b)	63,250
1,200	K-Fed Bancorp	11,172
9,125	Kforce, Inc.(b)	90,155
2,500	Kilroy Realty Corp.	114,525
9,200	Kimball International, Inc. - Class B	98,532
5,900	Kindred Healthcare, Inc.(b)	159,123
7,700	Kirby Corp.(b)	367,444
5,100	Kite Realty Group Trust	63,342
20,300	Knight Capital Group, Inc. - Class A(b)	332,717
11,950	Knight Transportation, Inc.	226,094
3,800	Knoll, Inc.	58,672
3,500	Knology, Inc.(b)	36,540
6,000	Knot, Inc. (The)(b)	52,560
20,958	Kopin Corp.(b)	67,694
2,700	Koppers Holdings, Inc.	116,667
8,200	Korn/Ferry International(b)	143,500
36,600	Kratos Defense & Security Solutions, Inc.(b)	66,612
11,800	Krispy Kreme Doughnuts, Inc.(b)	51,094
6,100	Kronos Worldwide, Inc.	88,023
3,800	K-Swiss, Inc. - Class A	58,748
9,437	Kulicke & Soffa Industries, Inc.(b)	60,019
5,100	KV Pharmaceutical Co. - Class A(b)	104,499
300	KV Pharmaceutical Co. - Class B(b)	6,144
10,076	L-1 Indentity Solutions, Inc.(b)	135,724
3,500	LaBarge, Inc.(b)	51,730
10,700	Laclede Group, Inc. (The)	453,787
3,233	Ladish Co., Inc.(b)	64,013
8,500	Lakeland Bancorp, Inc.	97,835
2,963	Lakeland Financial Corp.	61,038
182,400	Lancaster Colony Corp.	5,929,824
156,129	Lance, Inc.	2,872,774
1,500	LandAmerica Financial Group, Inc.	17,235
2,900	Landauer, Inc.	186,557
5,974	Landec Corp.(b)	53,049
700	Landry’s Restaurants, Inc.	10,199
65,000	Landstar System, Inc.	3,287,700
5,600	LaSalle Hotel Properties	127,176
26,276	Lattice Semiconductor Corp.(b)	63,588
29,300	Lawson Software, Inc.(b)	237,623
3,270	Layne Christensen Co.(b)	149,341
18,700	La-Z-Boy, Inc.	138,006
2,543	LCA-Vision, Inc.	14,953
8,400	Leapfrog Enterprises, Inc.(b)	80,388
3,653	Learning Tree International, Inc.(b)	58,229
6,900	LECG Corp.(b)	57,201
3,700	Lee Enterprises, Inc.	11,174

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,800	Lennox International, Inc.	$99,960
14,300	Lexicon Pharmaceuticals, Inc.(b)	35,178
8,900	Lexington Realty Trust	128,160
6,300	LHC Group, Inc.(b)	176,526
2,600	Libbey, Inc.	23,582
1,799	Life Partners Holdings, Inc.	40,046
3,600	Life Time Fitness, Inc.(b)	107,244
1,624	Lifetime Brands, Inc.	14,616
1,700	Lifeway Foods, Inc.(b)	22,729
23,830	Ligand Pharmaceuticals, Inc., Class B(b)	79,354
5,430	Lin TV Corp. - Class A(b)	32,200
12,664	Lincoln Educational Services Corp.(b)	174,637
957	Lincoln Electric Holdings, Inc.	76,895
1,400	Lindsay Corp.	129,178
9,844	Lionbridge Technologies(b)	25,988
9,300	Liquidity Services, Inc.(b)	102,207
500	Lithia Motors, Inc. - Class A	2,325
3,900	Littelfuse, Inc.(b)	124,644
10,400	Live Nation, Inc.(b)	131,248
13,300	Liz Claiborne, Inc.	173,831
18,200	LKQ Corp.(b)	373,100
5,500	LMI Aerospace, Inc.(b)	101,585
2,889	LodgeNet Interactive Corp.(b)	10,054
12,200	Lodgian, Inc.(b)	83,936
2,500	LoJack Corp.(b)	15,350
6,900	Longs Drug Stores Corp.	322,575
7,500	LoopNet, Inc.(b)	85,200
4,124	Loral Space & Communications, Inc.(b)	68,170
14,100	Louisiana-Pacific Corp.	119,286
3,500	LSB Industries, Inc.(b)	77,245
10,598	LSI Industries, Inc.	97,820
20,400	LTX Corp.(b)	44,472
12,972	Luby’s, Inc.(b)	90,285
1,600	Lufkin Industries, Inc.	142,720
154,995	Luminex Corp.(b)	3,409,890
4,000	M&F Worldwide Corp.(b)	151,800
5,100	M/I Homes, Inc.	96,645
2,420	Macatawa Bank Corp.	22,627
8,533	Macrovision Solutions Corp.(b)	129,702
6,700	Magellan Health Services, Inc.(b)	279,725
13,140	Magma Design Automation, Inc.(b)	83,308
3,400	Maguire Properties, Inc.	36,686
7,600	Maidenform Brands, Inc.(b)	116,356
9,256	MainSource Financial Group, Inc.	165,220
8,200	Manhattan Associates, Inc.(b)	201,228
3,100	Mannatech, Inc.	20,553
2,700	MannKind Corp.(b)	9,801
2,600	Mantech International Corp - Class A(b)	145,184
5,529	Marchex, Inc. - Class B	64,247
7,700	Marcus Corp.	122,507
12,200	Marine Products Corp.	89,060
3,400	MarineMax, Inc.(b)	22,372
10,300	Mariner Energy, Inc.(b)	272,538
5,700	MarketAxess Holdings, Inc.(b)	55,176
2,545	Marlin Business Services Corp.(b)	15,983
51,000	Martek Biosciences Corp.(b)	1,918,110
10,800	Marten Transport Ltd.(b)	224,856
4,400	Marvel Entertainment, Inc.(b)	152,680
7,300	Massey Energy Co.	542,025
10,400	MasTec, Inc.(b)	149,240
3,200	Material Sciences Corp.(b)	24,224
4,100	Matrix Service Co.(b)	92,537
104,893	Matthews International Corp. - Class A	5,235,210
25,715	Mattson Technology, Inc.(b)	115,975
4,000	Maui Land & Pineapple Co., Inc.(b)	114,000
3,400	MAXIMUS, Inc.	126,174
4,700	Maxwell Technologies, Inc.(b)	63,309
13,389	Maxygen, Inc.(b)	64,937
5,386	MB Financial, Inc.	133,196
2,056	MBT Financial Corp.	9,848
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	23,170
8,000	MCG Capital Corp.	38,240
4,700	Mcgrath Rentcorp	135,266
6,700	McMoRan Exploration Co.(b)	179,761
4,211	MDRNA, Inc.(b)	5,264
13,500	Meadowbrook Insurance Group, Inc.	86,535
18,096	Medarex, Inc.(b)	178,788
80,000	MedAssets, Inc.(b)	1,209,600
10,532	Medcath Corp.(b)	196,632
2,700	Media General, Inc. - Class A	34,236
8,687	Mediacom Communications Corp. - Class A(b)	49,603
5,600	Medical Action Industries, Inc.(b)	55,664
6,800	Medical Properties Trust, Inc. REIT	75,412
7,500	Medicines Co. (The)(b)	166,575
7,500	Medicis Pharmaceutical Corp. - Class A	137,700
1,400	Medis Technologies Ltd.(b)	4,760
5,900	Medivation, Inc.(b)	118,000
7,300	Men’s Wearhouse, Inc.	145,343
6,200	Mentor Corp.	153,822
15,900	Mentor Graphics Corp.(b)	220,692
6,100	Mercury Computer Systems, Inc.(b)	46,604
27,451	Meridian Bioscience, Inc.	714,001
44,200	Meridian Resource Corp.(b)	140,114
13,500	Merit Medical Systems, Inc.(b)	272,835
6,700	Mesa Air Group, Inc.(b)	3,082

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
10,400	Metalico, Inc.(b)	$160,160
180,000	Metavante Technologies, Inc.(b)	4,006,800
5,414	Methode Electronics, Inc.	60,583
2,600	MGE Energy, Inc.	91,286
300	MGP Ingredients, Inc.	1,650
2,200	Michael Baker Corp.(b)	64,812
5,950	Micrel, Inc.	56,644
9,400	Micros Systems, Inc.(b)	297,792
100	MicroStrategy, Inc. - Class A(b)	6,044
19,200	Microtune, Inc.(b)	62,400
3,600	Microvision, Inc.(b)	9,036
2,200	Micrus Endovascular Corp.(b)	31,988
1,600	Mid-America Apartment Communities, Inc.	91,952
2,500	Midas, Inc.(b)	35,925
1,000	Middleby Corp.(b)	46,800
4,800	Middlesex Water Co.	82,512
13,000	Midway Games, Inc.(b)	48,750
10,180	Midwest Banc Holdings, Inc.	56,703
2,200	Miller Industries, Inc.(b)	18,920
4,600	Mine Safety Appliances Co.	151,984
2,300	Minerals Technologies, Inc.	148,373
1,900	Minrad International, Inc.(b)	3,287
451,561	MIPS Technologies, Inc.(b)	1,715,932
1,600	Mission West Properties	15,840
10,081	MKS Instruments, Inc.(b)	207,669
7,400	Mobile Mini, Inc.(b)	147,852
3,800	Modine Manufacturing Co.	66,272
5,200	Molina Healthcare, Inc.(b)	155,168
5,500	Monaco Coach Corp.	12,320
4,400	Monarch Casino & Resort, Inc.(b)	54,208
3,200	MoneyGram International, Inc.	4,416
400	Monmouth REIT - Class A	2,884
2,020	Monogram Biosciences, Inc.(b)	2,161
4,411	Monolithic Power Systems, Inc.(b)	95,939
10,746	Monro Muffler, Inc.	195,685
5,600	Moog, Inc. - Class A.(b)	248,920
7,400	Morgans Hotel Group Co.(b)	107,226
1,300	Morningstar, Inc.(b)	81,848
3,600	Morton’s Restaurant Group, Inc.(b)	23,544
8,500	MoSys, Inc.(b)	33,830
3,218	Movado Group, Inc.	69,187
47,700	Move, Inc.(b)	111,141
677	Movie Gallery, Inc.(b)(c)	1
19,900	MPS Group, Inc.(b)	229,248
28,404	MRV Communications, Inc.(b)	37,209
11,900	MSC.Software Corp.(b)	149,940
5,300	MTR Gaming Group, Inc.(b)	19,557
2,900	MTS Systems Corp.	121,481
5,200	Mueller Industries, Inc.	133,484
13,353	Mueller Water Products, Inc. - Class B	116,839
8,550	Multi-Fineline Electronix, Inc.(b)	228,114
12,993	Multimedia Games, Inc.(b)	67,044
4,300	MWI Veterinary Supply, Inc.(b)	150,672
6,700	Myers Industries, Inc.	75,040
6,700	Myriad Genetics, Inc.(b)	445,550
9,600	Nabi Biopharmaceuticals(b)	51,552
785	NACCO Industries, Inc. - Class A	79,285
3,500	Nanometrics, Inc.(b)	15,295
9,500	Nara Bancorp, Inc.	99,560
1,900	Nash Finch Co.	74,993
2,700	NATCO Group, Inc. - Class A(b)	128,655
16,020	National Beverage Corp.(b)	124,796
161,200	National Financial Partners Corp.	3,361,020
1,600	National Healthcare Corp.	81,424
175,000	National Instruments Corp.	5,958,750
96,800	National Interstate Corp.	1,947,616
10,386	National Penn Bancshares, Inc.	139,484
8,072	National Retail Properties, Inc.	170,642
6,000	Natural Gas Services Group, Inc.(b)	153,960
6,943	Natus Medical, Inc.(b)	161,147
3,500	Nautilus, Inc.	17,080
8,500	Navigant Consulting, Inc.(b)	157,080
133,324	Navigators Group, Inc.(b)	6,340,889
6,000	NBT Bancorp, Inc.	148,740
8,800	NBTY, Inc.(b)	303,512
4,300	NCI Building Systems, Inc.(b)	161,078
1,700	NCI, Inc. - Class A(b)	40,579
5,400	Neenah Paper, Inc.	100,872
14,900	Nektar Therapeutics(b)	74,202
4,700	Nelnet, Inc. - Class A	50,666
4,767	Neogen Corp.(b)	130,949
2,400	Neopharm, Inc.(b)	1,176
6,600	NetFlix, Inc.(b)	203,874
5,229	Netgear, Inc.(b)	79,219
4,700	Netlogic Microsystems, Inc.(b)	150,447
16,000	Netscout Systems, Inc.(b)	217,920
85,000	NetSuite, Inc.(b)	1,467,100
9,600	Network Equipment Technologies, Inc.(b)	28,032
10,200	Neurocrine Biosciences, Inc.(b)	47,328
9,600	Neurogen Corp.(b)	3,043
175,000	NeuStar, Inc. - Class A(b)	3,671,500
7,200	New Jersey Resources Corp.	245,448
16,300	New York & Co., Inc.(b)	157,784
15,700	NewAlliance Bancshares, Inc.	203,786
1,100	NewMarket Corp.	67,936
18,777	Newpark Resources, Inc.(b)	137,448
8,760	Newport Corp.(b)	91,892
11,402	NexCen Brands, Inc.(b)	4,572
20,600	Nextwave Wireless, Inc.(b)	66,744
219,533	NIC, Inc.	1,602,591

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,400	Nicor, Inc.	$215,028
2,602	Nighthawk Radiology Holdings, Inc.(b)	21,727
24,100	NL Industries, Inc.	240,277
2,440	NN, Inc.	32,501
2,800	Noble International Ltd.	9,268
6,600	Nordson Corp.	466,356
9,052	Northwest Bancorp, Inc.	234,899
2,700	Northwest Natural Gas Co.	122,175
2,200	Northwest Pipe Co.(b)	127,930
3,065	NorthWestern Corp.	75,920
7,300	Novatel Wireless, Inc.(b)	68,255
30,700	Novavax, Inc.(b)	77,364
5,439	Noven Pharmaceuticals, Inc.(b)	67,552
5,006	NPS Pharmaceuticals, Inc.(b)	26,782
6,500	Nu Skin Enterprises, Inc. - Class A	105,040
26,829	Nuance Communications, Inc.(b)	416,386
6,050	NutriSystem, Inc.	104,120
53,850	NuVasive, Inc.(b)	3,024,754
1,146	Nuvelo, Inc.(b)	493
4,900	NxStage Medical, Inc.(b)	19,404
67,800	Oceaneering International, Inc.(b)	4,111,392
2,207	OceanFirst Financial Corp.	39,925
3,900	O’Charleys, Inc.	43,875
14,700	Ocwen Financial Corp.(b)	88,788
11,900	Odyssey HealthCare, Inc.(b)	112,098
4,100	Odyssey Marine Exploration, Inc.(b)	17,876
9,500	Odyssey Re Holdings Corp.	371,165
10,700	Officemax, Inc.	136,532
9,400	Oil States International, Inc.(b)	515,872
6,400	Old Dominion Freight Line(b)	234,880
8,900	Old National Bancorp	135,102
4,800	Old Second Bancorp, Inc.	73,056
9,900	Olin Corp.	294,426
3,800	Olympic Steel, Inc.	193,230
3,800	OM Group, Inc.(b)	127,680
5,200	Omega Healthcare Investors, Inc.	89,804
6,100	Omega Protein Corp.(b)	95,404
5,500	Omnicell, Inc.(b)	89,375
5,660	Omniture, Inc.(b)	98,201
11,100	Omnivision Technologies, Inc.(b)	121,545
9,400	Omnova Solutions, Inc.(b)	25,286
2,900	Omrix Biopharmaceuticals, Inc.(b)	53,940
4,600	On Assignment, Inc.(b)	39,238
48,525	ON Semiconductor Corp.(b)	455,650
1,500	One Liberty Properties, Inc.	25,500
10,000	Online Resources Corp.(b)	68,400
3,100	Onyx Pharmacueticals, Inc.(b)	125,550
13,916	Openwave Systems, Inc.(b)	19,900
4,300	Oplink Communications, Inc.(b)	46,741
3,900	Opnet Technologies, Inc.(b)	39,897
5,600	optionsXpress Holdings, Inc.	138,936
16,565	OraSure Technologies, Inc.(b)	68,579
12,400	Orbital Sciences Corp.(b)	310,124
3,042	O’Reilly Automotive, Inc.(b)	77,693
200	Ormat Technologies, Inc.	9,604
13,200	Orthovita, Inc.(b)	35,376
3,400	OSI Pharmaceuticals, Inc.(b)	178,942
6,400	OSI Systems, Inc.(b)	134,848
3,961	Otter Tail Corp.	179,592
2,400	Overstock.com, Inc.(b)	42,624
5,400	Owens & Minor, Inc.	247,968
5,829	Oxford Industries, Inc.	122,642
800	OYO Geospace Corp.(b)	37,616
3,600	P.F. Chang’s China Bistro, Inc.(b)	93,600
5,786	Pacific Capital Bancorp	75,623
12,800	Pacific Sunwear of California(b)	111,488
3,070	PacWest Bancorp	57,163
4,500	PAETEC Holding Corp.(b)	26,505
14,600	Pain Therapeutics, Inc.(b)	124,392
11,344	Palm Harbor Homes, Inc.(b)	94,269
19,600	Palm, Inc.	128,968
1,994	Palomar Medical Technologies, Inc.(b)	25,503
6,900	Panacos Pharmaceuticals, Inc.(b)	4,554
79,600	Panera Bread Co. - Class A(b)	3,987,960
5,800	Pantry, Inc. (The)(b)	92,742
2,400	Papa John’s International, Inc.(b)	67,896
6,100	Par Pharmaceutical Cos., Inc.(b)	105,530
6,500	Parallel Petroleum Corp.(b)	106,470
9,000	Parexel International Corp.(b)	263,070
10,100	Park Electrochemical Corp.	255,934
2,100	Park National Corp.	131,523
18,237	Parker Drilling Co.(b)	147,173
3,500	Parkervision, Inc.(b)	38,290
5,626	Park-Ohio Holdings Corp.(b)	98,061
2,500	Parkway Properties, Inc.	88,225
512	Patriot Capital Funding, Inc.	3,610
13,300	PC Connection, Inc.(b)	95,361
1,400	PC Mall, Inc.(b)	12,488
4,814	PC-Tel, Inc.	50,210
13,980	PDF Solutions, Inc.(b)	63,609
1,616	PDI, Inc.(b)	14,641
6,200	PDL BioPharma, Inc.	69,254
900	Peapack Gladstone Financial Corp.	24,300
4,942	Peet’s Coffee & Tea, Inc.(b)	96,320
17,900	Pegasystems, Inc.	265,457
1,700	Penford Corp.	24,344
4,600	Penn Virginia Corp.	279,450

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
6,000	Pennsylvania Real Estate Investment Trust	$110,520
15,400	Penske Auto Group, Inc.	204,820
1,400	Penwest Pharmaceuticals Co.(b)	4,256
3,371	Peoples Bancorp, Inc.	61,352
500	PeopleSupport, Inc.(b)	4,640
4,900	PEP Boys - Manny Moe & Jack	36,162
7,100	Perficient, Inc.(b)	71,497
9,090	Pericom Semiconductor Corp.(b)	129,623
5,700	Perini Corp.(b)	155,952
8,800	Perot Systems Corp. - Class A(b)	147,136
11,100	Perrigo Co.	391,053
2,916	Perry Ellis International, Inc.(b)	63,423
7,800	PetMed Express, Inc.(b)	113,100
14,440	PetroHawk Energy Corp.(b)	481,141
3,643	Petroleum Development Corp.(b)	201,494
23,900	Petroquest Energy, Inc.(b)	498,793
2,700	PFF Bancorp, Inc.	2,943
9,400	PharmaNet Development Group, Inc.(b)	226,822
2,159	PharMerica Corp.(b)	51,060
5,800	Phase Forward, Inc.(b)	106,720
8,500	PHH Corp.(b)	131,665
5,900	PHI, Inc. - Non Voting(b)	237,003
200	PHI, Inc. - Voting(b)	8,200
160,000	Philadelphia Consolidated Holding Co.(b)	9,352,000
15,300	Phoenix Cos., Inc. (The)	148,869
8,617	Phoenix Technologies Ltd.(b)	104,007
10,872	Photronics, Inc.(b)	46,206
3,500	Pico Holdings, Inc.(b)	161,910
5,400	Piedmont Natural Gas Co.	144,612
43,700	Pier 1 Imports, Inc.(b)	161,690
11,600	Pike Electric Corp.(b)	206,480
5,300	Pilgrim’s Pride Corp.	64,607
7,400	Pinnacle Airlines Corp.(b)	43,956
11,200	Pinnacle Entertainment, Inc.(b)	126,560
5,000	Pinnacle Financial Partners, Inc.(b)	126,050
8,100	Pioneer Drilling Co.(b)	128,709
600	Piper Jaffray Cos.(b)	21,300
6,400	Plantronics, Inc.	155,840
14,000	Playboy Enterprises, Inc. - Class B(b)	65,380
10,800	Plexus Corp.(b)	307,800
43,300	Plug Power, Inc.(b)	103,920
14,200	PLX Technology, Inc.(b)	78,100
7,384	PMA Capital Corp. - Class A(b)	73,914
31,200	PMC - Sierra, Inc.(b)	225,888
10,700	PNM Resources, Inc.	125,297
3,176	Polaris Industries, Inc.	135,933
20,500	PolyOne Corp.(b)	153,750
2,900	Portfolio Recovery Associates, Inc.(b)	115,623
3,600	Portland General Electric Co.	84,564
7,700	Post Properties, Inc.	244,783
5,501	Powell Industries, Inc.(b)	288,802
4,100	Power Integrations, Inc.(b)	112,012
22,746	Power-One, Inc.(b)	48,904
21,118	Powerwave Technologies, Inc.(b)	86,584
9,517	Pozen, Inc.(b)	115,917
900	Preferred Bank Los Angeles	6,246
4,241	Premier Exibitions, Inc.(b)	18,915
13,100	Premiere Global Services, Inc.(b)	197,941
1,700	Pre-Paid Legal Services, Inc.(b)	71,434
5,520	Presidential Life Corp.	88,541
18,104	Presstek, Inc.(b)	96,856
18,100	Prestige Brands Holdings. Inc.(b)	179,552
6,200	Pricesmart, Inc.	145,390
14,200	Primedia, Inc.	55,948
10,967	Princeton Review, Inc.(b)	84,446
200	PrivateBancorp, Inc.	5,910
6,000	ProAssurance Corp.(b)	293,640
3,886	Progenics Pharmaceuticals, Inc.(b)	64,119
6,100	Progress Software Corp.(b)	179,523
5,300	Progressive Gaming International Corp.(b)	6,360
31,400	Prosperity Bancshares, Inc.	1,007,940
8,450	Protection One, Inc.(b)	62,530
5,726	Providence Service Corp. (The)(b)	62,413
6,331	Provident Bankshares Corp.	57,612
700	Provident Financial Holdings, Inc.	4,900
8,600	Provident Financial Services, Inc.	125,474
20,617	Provident New York Bancorp	253,177
3,200	PS Business Parks, Inc.	168,320
9,332	PSS World Medical, Inc.(b)	156,404
3,800	Psychiatric Solutions, Inc.(b)	133,076
10,416	QAD, Inc.	72,912
3,090	QC Holdings, Inc.	28,521
3,600	Quaker Chemical Corp.	107,568
2,100	Quality Systems, Inc.	68,985
4,900	Quanex Building Products Corp.	75,460
31,262	Quanta Services, Inc.(b)	965,371
71,700	Quantum Corp.(b)	117,588
11,000	Quest Resource Corp.(b)	100,980
17,800	Quest Software, Inc.(b)	268,958
22,500	Questcor Pharmaceuticals, Inc.(b)	112,500
9,364	Quidel Corp.(b)	189,715
15,800	Quiksilver, Inc.(b)	121,186
5,800	Rackable Systems, Inc.(b)	73,370

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
10,700	Radiant Systems, Inc.(b)	$122,087
1,200	Radio One, Inc. - Class A(b)	2,220
16,610	Radio One, Inc. - Class D(b)	16,444
6,000	Radisys Corp.(b)	69,480
12,086	RadNet, Inc.(b)	74,933
1,600	Radyne Corp.(b)	18,384
85,000	Ralcorp Holdings, Inc.(b)	4,586,600
2,500	Rambus, Inc.(b)	41,400
2,800	Ramco-Gershenson Properties	60,536
5,887	Raven Industries, Inc.	224,000
162,200	RBC Bearings, Inc.(b)	5,396,394
6,539	RC2 Corp.(b)	150,135
12,700	RCN Corp.(b)	154,559
34,853	RealNetworks, Inc.(b)	239,440
5,576	Red Robin Gourmet Burgers, Inc.(b)	138,452
1,575	Reddy Ice Holdings, Inc.	20,207
5,000	Regal-Beloit Corp.	208,750
12,490	Regeneron Pharmaceuticals, Inc.(b)	273,406
157,400	Regis Corp.	4,405,626
8,700	RehabCare Group, Inc.(b)	144,072
9,096	Renaissance Learning, Inc.	115,701
10,522	Renasant Corp.	186,345
10,524	Rent-A-Center, Inc.(b)	223,109
14,700	Rentech, Inc.(b)	27,930
9,400	Republic Airways Holdings, Inc.(b)	90,334
14,200	Res-Care, Inc.(b)	260,712
3,000	Resource America, Inc. - Class A	35,100
4,300	Resources Connection, Inc.	99,502
8,100	Retail Ventures, Inc.(b)	34,830
50,872	Revlon, Inc. - Class A(b)	61,555
56,149	RF Micro Devices, Inc.(b)	183,607
6,300	Rigel Pharmaceuticals, Inc.(b)	160,272
135,500	RightNow Technologies, Inc.(b)	2,180,195
2,900	Rimage Corp.(b)	43,993
49,800	RLI Corp.	2,720,076
6,200	Robbins & Myers, Inc.	314,774
5,500	Rock-Tenn Co. - Class A	195,525
1,726	Rockville Financial, Inc.	24,285
6,400	Rofin-Sinar Technologies, Inc.(b)	216,704
3,300	Rogers Corp.(b)	136,323
8,850	Rollins, Inc.	151,158
8,297	Rosetta Resources, Inc.(b)	195,975
4,000	Royal Gold, Inc.	142,720
17,550	RPC, Inc.	301,684
12,859	RTI Biologics, Inc.(b)	106,601
4,343	RTI International Metals, Inc.(b)	118,390
4,500	Ruby Tuesday, Inc.	30,960
8,600	Ruddick Corp.	266,256
11,000	Rudolph Technologies, Inc.(b)	96,030
1,800	Rural Cellular Corp. - Class A(b)	80,928
12,900	Rush Enterprises, Inc. - Class A(b)	145,641
4,300	Russ Berrie & Co., Inc.(b)	41,753
6,000	Ryland Group, Inc.	123,540
3,100	S & T Bancorp, Inc.	103,974
19,536	S1 Corp.(b)	158,632
23,500	Safeguard Scientifics, Inc.(b)	31,725
8,000	Safety Insurance Group, Inc.	339,760
5,200	Saga Communications, Inc. - Class A(b)	31,200
3,400	Saia, Inc.(b)	59,500
4,505	Salem Communications Corp. - Class A	7,028
5,304	Salix Pharmaceuticals Ltd.(b)	42,326
14,700	Sally Beauty Holdings, Inc.(b)	108,780
3,501	Sanders Morris Harris Group, Inc.	27,133
3,600	Sanderson Farms, Inc.	143,064
5,999	Sandy Spring Bancorp, Inc.	99,643
8,200	Sangamo Biosciences, Inc.(b)	89,790
6,000	Santarus, Inc.(b)	14,340
12,700	Sapient Corp.(b)	82,042
4,800	Sauer-Danfoss, Inc.	140,880
3,248	Saul Centers, Inc.	157,431
11,100	Savient Pharmaceuticals, Inc.(b)	295,038
4,100	SBA Communications Corp. - Class A(b)	155,349
4,200	Scansource, Inc.(b)	128,898
238,280	Schawk, Inc.	3,080,960
400	Schnitzer Steel Industries, Inc. - Class A	36,096
6,500	Scholastic Corp.	167,635
2,600	School Specialty, Inc.(b)	86,606
6,001	Schulman (A.), Inc.	139,403
7,776	Schweitzer-Mauduit International, Inc.	144,711
987	Sciclone Pharmaceuticals, Inc.(b)	1,540
6,500	Sciele Pharma, Inc.	121,225
7,600	SeaBright Insurance Holdings, Inc.(b)	87,400
7,800	Seachange International, Inc.(b)	57,876
3,200	Seacoast Banking Corp. of Florida	27,104
7,616	Seattle Genetics, Inc.(b)	86,518
16,100	Secure Computing Corp.(b)	63,273
4,500	Select Comfort Corp.(b)	8,910
8,400	Selective Insurance Group	181,440
8,600	Semitool, Inc.(b)	77,142
11,272	Semtech Corp.(b)	164,233
5,500	Senior Housing Properties Trust	115,775
2,060	Senomyx, Inc.(b)	10,444
271,300	Sensient Technologies Corp.	8,442,856

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
9,200	Sequenom, Inc.(b)	$196,512
129	SeraCare Life Sciences, Inc.(b)	595
4,200	Shenandoah Telecommunications Co.	63,378
4,200	Shiloh Industries, Inc.	41,706
3,300	Shoe Carnival, Inc.(b)	50,490
4,770	SI International, Inc.(b)	87,196
1,800	Sierra Bancorp	33,966
3,185	Sigma Designs, Inc.(b)	55,865
5,325	Signature Bank(b)	156,715
6,400	Silgan Holdings, Inc.	338,048
30,458	Silicon Image, Inc.(b)	213,511
4,700	Silicon Laboratories, Inc.(b)	153,737
23,420	Silicon Storage Technology, Inc.(b)	74,710
5,036	Simmons First National Corp. - Class A	149,821
7,850	Simpson Manufacturing Co., Inc.	188,478
7,253	Sinclair Broadcast Group, Inc. - Class A	55,340
2,200	SiRF Technology Holdings, Inc.(b)	7,480
8,100	Sirona Dental Systems, Inc.(b)	201,042
15,400	SIRVA, Inc.(b)(c)	5
20,500	Six Flags, Inc.(b)	23,370
2,800	SJW Corp.	72,548
6,000	Skechers U.S.A., Inc. - Class A(b)	113,400
3,100	Skyline Corp.	80,817
9,380	Skywest, Inc.	142,764
29,400	Skyworks Solutions, Inc.(b)	278,124
4,700	Smith & Wesson Holding Corp.(b)	21,103
2,000	Smith Micro Software, Inc.(b)	14,400
900	Smithtown Bancorp, Inc.	17,046
2,900	Somanetics Corp.(b)	63,568
1,900	Somaxon Pharmaceuticals, Inc.(b)	6,802
5,900	Sonic Automotive, Inc. - Class A	59,413
7,300	Sonic Corp.(b)	110,157
13,200	Sonic Innovations, Inc.(b)	34,188
9,100	Sonic Solutions, Inc.(b)	46,865
32,229	SonicWALL, Inc.(b)	188,217
82,200	SonoSite, Inc.(b)	2,692,872
20,756	Sonus Networks, Inc.(b)	75,344
8,800	Sotheby’s	244,112
6,142	Source Interlink Cos., Inc.(b)	10,441
6,600	SourceForge, Inc.(b)	9,174
8,800	South Financial Group, Inc. (The)	53,064
4,400	South Jersey Industries, Inc.	164,120
4,790	Southside Bancshares, Inc.	94,986
5,300	Southwest Bancorp, Inc.	73,882
4,200	Southwest Gas Corp.	121,380
8,572	Southwest Water Co.	92,492
3,300	Sovran Self Storage, Inc.	137,973
6,800	Spanish Broadcasting System, Inc. - Class A(b)	4,964
4,275	Spartan Motors, Inc.	23,170
7,600	Spartan Stores, Inc.	180,804
6,300	Spartech Corp.	63,693
5,400	Spectranetics Corp.(b)	48,330
16,800	Spectrum Brands, Inc.(b)	42,336
3,000	Spectrum Control, Inc.(b)	21,750
8,500	Speedway Motorsports, Inc.	164,135
13,801	Spherion Corp.(b)	67,487
3,630	SPSS, Inc.(b)	119,972
7,900	SRA International, Inc. - Class A(b)	173,405
7,100	St. Mary Land & Exploration Co.	302,176
5,100	Stage Stores, Inc.	75,582
4,586	Stamps.com, Inc.(b)	62,415
4,900	Standard Microsystems Corp.(b)	129,948
26,500	Standard Pacific Corp.(b)	5,035
26,500	Standard Pacific Corp.	88,510
5,900	Standard Parking Corp.(b)	127,204
5,414	Standard Register Co. (The)	47,806
4,600	Standex International Corp.	100,694
1,200	Star Scientific, Inc.(b)	1,992
5,550	State Auto Financial Corp.	160,450
1,281	State Bancorp, Inc.	16,256
7,800	Steak N Shake Co. (The)(b)	53,742
13,700	STEC, Inc.(b)	137,000
5,400	Stein Mart, Inc.	24,138
4,000	Steinway Musical Instruments(b)	110,880
3,500	Stepan Co.	200,760
5,205	Stereotaxis, Inc.(b)	37,164
6,300	Sterling Bancorp	88,452
14,896	Sterling Bancshares, Inc.	144,789
1,200	Sterling Construction Co., Inc.(b)	24,756
6,389	Sterling Financial Corp.	47,790
7,350	Steven Madden Ltd.(b)	165,302
890,100	Stewart Enterprises, Inc. - Class A	7,930,791
2,529	Stewart Information Services Corp.	44,156
4,650	Stifel Financial Corp.(b)	195,812
17,000	Stillwater Mining Co.(b)	161,500
5,200	Stone Energy Corp.(b)	265,304
8,800	Stoneridge, Inc.(b)	115,896
4,200	Stratasys, Inc.(b)	65,310
6,500	Strategic Hotels & Resorts, Inc.	51,285
3,800	Sturm Ruger & Co., Inc.(b)	22,990
3,204	Suffolk Bancorp	102,688
10,800	Sulphco, Inc.(b)	33,804
5,276	Sun Bancorp, Inc.(b)	57,508
2,900	Sun Communities, Inc.	49,242
6,500	Sun Healthcare Group, Inc.(b)	92,885

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,300	Sun Hydraulics Corp.	$218,360
9,100	Sunrise Senior Living, Inc.(b)	163,163
7,300	Sunstone Hotel Investors, Inc.	94,462
10,591	SuperGen, Inc.(b)	20,229
1,500	Superior Bancorp(b)	10,695
7,900	Superior Energy Services, Inc.(b)	374,697
4,506	Superior Essex, Inc.(b)	202,860
9,700	Superior Industries International, Inc.	163,833
76,300	Superior Well Services, Inc.(b)	2,423,288
2,775	Supertex, Inc.(b)	83,278
9,100	SupportSoft, Inc.(b)	30,940
7,113	SureWest Communications	62,096
1,533	SurModics, Inc.(b)	64,524
12,379	Susquehanna Bancshares, Inc.	177,267
5,700	SVB Financial Group(b)	328,263
5,686	Swift Energy Co.(b)	288,963
3,400	SWS Group, Inc.	64,328
2,152	SY Bancorp, Inc.	55,522
48,294	Sycamore Networks, Inc.(b)	168,063
9,442	SYKES Enterprises, Inc.(b)	166,746
11,111	Symmetricom, Inc.(b)	53,666
5,800	Symmetry Medical, Inc.(b)	96,918
3,100	Syms Corp.(b)	52,886
11,700	Symyx Technologies, Inc.(b)	111,033
4,330	Synaptics, Inc.(b)	208,793
12,400	Syniverse Holdings, Inc.(b)	200,880
15,500	SYNNEX Corp.(b)	362,080
6,100	Synovis Life Technologies, Inc.(b)	125,904
9,600	Syntax-Brillian Corp.(b)	173
3,900	Syntel, Inc.	128,505
800	Syntroleum Corp.(b)	1,360
17,800	Systemax, Inc.	292,098
1,800	T-3 Energy Services, Inc.(b)	123,426
10,100	Take-Two Interactive Software, Inc.(b)	230,280
3,500	TAL International Group, Inc.	88,550
7,800	Talbots, Inc.	109,278
83,100	Taleo Corp. - Class A(b)	1,557,294
3,300	Tanger Factory Outlet Centers	123,222
4,920	Taser International, Inc.(b)	24,797
9,200	Taubman Centers, Inc.	441,600
1,401	Taylor Capital Group, Inc.	9,681
2,338	Team, Inc.(b)	85,360
7,600	Tech Data Corp.(b)	265,012
8,700	Technitrol, Inc.	121,974
5,600	Techwell, Inc.(b)	61,376
3,800	Tecumseh Products Co. - Class A(b)	124,450
700	Tecumseh Products Co. - Class B(b)	20,293
1,910	Tejon Ranch Co.(b)	57,968
12,500	Tekelec(b)	194,875
4,600	Teledyne Technologies, Inc.(b)	289,340
85,000	Teleflex, Inc.	5,212,200
9,737	TeleTech Holdings, Inc.(b)	132,423
4,500	Tempur-Pedic International, Inc.	42,255
3,300	Tennant Co.	86,823
8,800	Tenneco, Inc.(b)	126,896
16,487	Tercica, Inc.(b)	145,745
11,500	Terremark Worldwide, Inc.(b)	78,085
20,300	TerreStar Corp.(b)	57,855
8,455	Tetra Tech, Inc.(b)	242,912
166,300	Tetra Technologies, Inc.(b)	3,148,059
9,600	Texas Capital Bancshares, Inc.(b)	155,040
3,300	Texas Industries, Inc.	170,610
10,300	Texas Roadhouse, Inc. - Class A(b)	95,584
1,800	Theravance, Inc.(b)	28,764
5,500	TheStreet.com, Inc.	37,400
8,900	thinkorswim Group, Inc.(b)	71,467
8,300	Thomas Properties Group, Inc.	68,641
7,006	Thor Industries, Inc.	137,458
9,800	Thoratec Corp.(b)	183,848
9,850	THQ, Inc.(b)	149,523
440,902	TIBCO Software, Inc.(b)	3,619,805
2,500	TierOne Corp.	12,325
7,900	Timberland Co. - Class A(b)	113,286
3,200	Titan International, Inc.	147,872
9,900	Tivo, Inc.(b)	76,032
3,750	TNS, Inc.(b)	85,500
3,410	Tompkins Financial Corp.	145,641
4,106	Tootsie Roll Industries, Inc.	107,372
3,200	Toro Co.	104,160
2,000	Tower Group, Inc.	45,560
5,500	Tractor Supply Co.(b)	209,055
14,757	TradeStation Group, Inc.(b)	159,080
12,900	Transmeridian Exploration, Inc.(b)	6,579
1,100	Travelzoo, Inc.(b)	7,557
9,000	TRC Cos., Inc.(b)	38,070
7,600	Tredegar Corp.	124,488
5,100	TreeHouse Foods, Inc.(b)	138,210
2,400	Trex Co., Inc.(b)	40,416
1,975	Triad Guaranty, Inc.(b)	1,778
2,400	Triarc Cos., Inc. - Class A	13,272
9,600	Triarc Cos., Inc. - Class B	53,568
5,700	Trico Bancshares	85,956
3,100	Trico Marine Services, Inc.(b)	79,112
9,880	Trident Microsystems, Inc.(b)	29,344
1,210	Trimble Navigation Ltd.(b)	40,172
4,503	Trimeris, Inc.	22,920
10	Triple Crown Media, Inc.(b)	2
28,756	TriQuint Semiconductor, Inc.(b)	161,896
3,600	Triumph Group, Inc.	190,656
1,200	Tri-Valley Corp.(b)	8,472
4,220	Trizetto Group, Inc.(b)	92,038
7,600	True Religion Apparel, Inc.(b)	196,384

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
6,100	TrueBlue, Inc.(b)	$92,110
10,059	Trustco Bank Corp.	87,815
8,775	Trustmark Corp.	158,476
20,900	TTM Technologies, Inc.(b)	235,125
5,800	Tuesday Morning Corp.(b)	22,272
5,100	Tupperware Brands Corp.	198,900
1,800	TurboChef Technologies, Inc.(b)	9,450
4,000	Tween Brands, Inc.(b)	55,080
1,400	Twin Disc, Inc.	28,154
16,870	TXCO Resources, Inc.(b)	158,578
11,900	Tyler Technologies, Inc.(b)	190,162
181,900	UCBH Holdings, Inc.	820,369
3,875	UIL Holdings Corp.	121,210
4,229	Ultimate Software Group, Inc.(b)	110,927
4,400	Ultra Clean Holdings(b)	28,820
5,008	Ultralife Corp.(b)	53,435
11,500	Ultratech, Inc.(b)	169,510
1,624	UMB Financial Corp.	89,434
8,639	Umpqua Holdings Corp.	117,318
2,000	Unifirst Corp.	89,540
4,950	Union Bankshares Corp.	108,108
7,700	Union Drilling, Inc.(b)	148,302
4,900	Unisource Energy Corp.	149,695
7,159	United Bankshares, Inc.	180,335
4,000	United Community Banks, Inc.	42,600
5,861	United Community Financial Corp.	31,942
508	United Financial Bancorp, Inc.	6,091
3,900	United Fire & Casualty Co.	105,963
4,949	United Natural Foods, Inc.(b)	95,120
7,800	United Online, Inc.	84,708
9,900	United Rentals, Inc.(b)	160,182
4,514	United Stationers, Inc.(b)	173,022
100	United Therapeutics Corp.(b)	11,339
10,030	Universal American Corp.(b)	105,215
2,386	Universal Corp.	123,165
5,000	Universal Display Corp.(b)	67,600
5,208	Universal Electronics, Inc.(b)	118,326
2,311	Universal Forest Products, Inc.	62,397
1,700	Universal Health Realty Income Trust	59,449
4,800	Universal Insurance Holdings, Inc.	18,432
5,500	Universal Technical Institute, Inc.(b)	80,740
5,600	Universal Truckload Services, Inc.(b)	139,552
4,405	Univest Corp. of Pennsylvania	116,732
8,700	Uranium Resources, Inc.(b)	24,882
3,800	Urstadt Biddle Properties, Inc.	63,840
9,300	Urstadt Biddle Properties, Inc. - Class A	153,915
33,510	US Gold Corp.(b)	47,249
1,400	US Physical Therapy, Inc.(b)	22,862
3,955	USA Mobility, Inc.(b)	32,115
700	USANA Health Sciences, Inc.(b)	23,863
8,400	USEC, Inc.(b)	43,848
9,600	U-Store-It Trust	111,840
200,000	UTi Worldwide, Inc.	3,638,000
31,900	Utstarcom, Inc.(b)	150,568
19,774	Vaalco Energy, Inc.(b)	129,520
5,400	Vail Resorts, Inc.(b)	218,052
11,300	Valassis Communications, Inc.(b)	99,666
16,600	Valeant Pharmaceuticals International(b)	284,192
7,753	Valuevision Media, Inc. - Class A(b)	23,724
6,000	Varian Semiconductor Equipment Associates, Inc.(b)	175,320
6,800	Varian, Inc.(b)	335,920
110,000	VCA Antech, Inc.(b)	3,205,400
7,556	Vector Group Ltd.	135,328
4,100	Vectren Corp.	119,720
8,500	Veeco Instruments, Inc.(b)	138,380
15,200	VeraSun Energy Corp(b)	93,480
11,975	Verenium Corp.(b)	24,070
2,600	Viad Corp.	79,248
5,000	Viasat, Inc.(b)	115,150
10,000	Vicor Corp.	109,000
7,272	Vignette Corp.(b)	81,883
4,862	Virginia Commerce Bancorp(b).	24,650
10,329	Viropharma, Inc.(b)	127,150
21,672	Visteon Corp.(b)	61,765
6,226	Vital Images, Inc.(b)	94,635
6,603	Vital Signs, Inc.	483,009
18,770	Vivus, Inc.(b)	158,231
5,000	Vnus Medical Technologies, Inc.(b)	101,800
45,600	Vocus, Inc.(b)	1,622,904
4,600	Volcano Corp.(b)	69,782
1,900	Volcom, Inc.(b)	34,086
8,000	Volt Information Sciences, Inc.(b)	110,960
5,500	Volterra Semiconductor Corp.(b)	90,200
5,300	Wabash National Corp.	49,290
8,029	Wabtec Corp.	445,610
14,000	Waddell & Reed Financial, Inc. - Class A	467,600
600	Walter Industries, Inc.	62,922
7,155	Warnaco Group, Inc. (The)(b)	300,152
28,800	Warren Resources, Inc.(b)	336,384
5,900	Washington Real Estate Investment Trust	202,134
4,700	Washington Trust Bancorp, Inc.	112,236
247,300	Waste Connections, Inc.(b)	8,999,247
10,914	Waterstone Financial, Inc.(b)	119,945
3,000	Watsco, Inc.	149,610

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,600	Watson Wyatt Worldwide, Inc. - Class A	$208,584
4,800	Watts Water Technologies, Inc. - Class A	141,792
8,100	Wausau Paper Corp.	71,766
145,600	WD-40 Co.	4,975,152
6,500	Websense, Inc.(b)	135,655
10,000	Website Pros, Inc.(b)	66,500
4,744	Weis Markets, Inc.	180,225
600	Wellman, Inc.	4
9,800	Werner Enterprises, Inc.	233,338
3,683	WesBanco, Inc.	83,936
5,700	WESCO International, Inc.(b)	214,605
2,800	West Bancorp, Inc.	32,984
2,200	West Coast Bancorp	24,222
4,400	West Marine, Inc.(b)	18,348
155,200	West Pharmaceutical Services, Inc.	7,126,784
3,200	Westamerica Bancorp	166,400
6,200	Westar Energy, Inc.	136,896
7,100	Westell Technologies, Inc. - Class A(b)	5,964
8,800	Westlake Chemical Corp.	154,088
800	Westmoreland Coal Co.(b)	18,600
500	Westwood Holdings Group, Inc.	23,240
7,400	Wet Seal, Inc. (The) - Class A(b)	32,486
6,900	WGL Holdings, Inc.	238,257
1,300	W-H Energy Services, Inc.(b)	118,989
6,900	Whiting Petroleum Corp.(b)	646,323
9,300	Whitney Holding Corp.	191,208
1,155	Willow Financial Bancorp, Inc.	10,626
140,000	Wilmington Trust Corp.	3,299,800
6,501	Wilshire Bancorp, Inc.	80,092
12,500	Wind River Systems, Inc.(b)	146,625
8,800	Winn-Dixie Stores, Inc.(b)	139,832
4,900	Winnebago Industries	62,524
14,850	Winthrop Realty Trust	59,846
3,300	Wintrust Financial Corp.	68,145
5,850	WMS Industries, Inc.(b)	164,853
8,400	Wolverine World Wide, Inc.	224,532
8,400	Woodward Governor Co.	378,000
3,690	World Acceptance Corp.(b)	120,884
4,600	World Fuel Services Corp.	110,860
4,000	World Wrestling Entertainment, Inc. - Class A	65,560
1,900	WorldSpace, Inc. - Class A(b)	2,508
10,900	Worthington Industries, Inc.	193,366
4,707	WR Grace & Co.(b)	121,299
173,100	Wright Express Corp.(b)	4,595,805
80,900	Wright Medical Group, Inc.(b)	2,547,541
2,800	Xenoport, Inc.(b)	128,296
3,100	Xerium Technologies, Inc.	14,353
14,439	X-Rite, Inc.(b)	50,103
7,200	YRC Worldwide, Inc.(b)	121,680
7,000	Zale Corp.(b)	154,840
5,400	Zenith National Insurance Corp.	185,814
3,893	Zep, Inc.	66,454
700	Zhone Technologies, Inc.(b)	231
21,856	Zix Corp.(b)	60,760
10,100	Zoll Medical Corp.(b)	318,150
2,600	Zoltek Cos., Inc.(b)	58,032
9,822	Zoran Corp.(b)	81,228
800	Zumiez, Inc.(b)	11,808
6,200	Zygo Corp.(b)	67,022
6,555	Zymogenetics, Inc.(b)	56,373

		558,854,897

Total Common Stocks (Cost $808,203,837)		841,778,766

EXCHANGE TRADED FUNDS — 4.1%
UNITED STATES — 4.1%
Mutual Fund — 4.1%
24,000	iShares MSCI Brazil Index Fund	1,949,760
742,500	iShares MSCI Japan Index Fund	8,910,000
1,717,400	iShares MSCI Singapore Index Fund	21,175,542
220,700	iShares MSCI South Korea Index Fund	11,035,000

Total Exchange Traded Funds (Cost $35,605,238)		43,070,302

RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
Energy — 0.0%
15,238	Beach Petroleum Ltd., Expire 06/30/10(b)(c)	2,080

Materials — 0.0%
6,466	CBH Resources Ltd.(c)	840
2,762	MIL Resources Ltd., Expire 05/31/12(b)	57

		897

HONG KONG — 0.0%
Banks — 0.0%
21,300	Hongkong Chinese Ltd., Expire 07/04/11(b)	516

Consumer Discretionary — 0.0%
64,000	Golden Resorts Group Ltd., Expire 06/09/10(b)	238

Diversified Financials — 0.0%
9,600	Allied Properties HK Ltd., Expire 06/06/09(b)	3,999

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
HONG KONG (continued)
Industrials — 0.0%
4,857	China State Construction International Holdings Ltd., Expire 02/27/09(b)	$62

Real Estate — 0.0%
234,604	Asia Standard International Group Ltd., Expire 08/27/08(b)	0
26,800	Tian An China Investment Co., Expire 01/02/10(b)	309

		309

MALAYSIA — 0.0%
Real Estate — 0.0%
31,940	Bandar Raya Developements Berhad, Expires 09/26/12(b)	6,376

SINGAPORE — 0.0%
Banks — 0.0%
30,000	Tat Holdings Expire 02/08/13	0

SWITZERLAND — 0.0%
Materials — 0.0%
347	Precious Woods Holding AG, Expire 10/31/08(b)	354

THAILAND — 0.0%
Real Estate — 0.0%
465,116	Bangkok Land Public Co. Ltd., Expire 05/02/13(b)(c)	833

UNITED KINGDOM — 0.0%
Industrials — 0.0%
15,373	AEA Technology Plc, Expire 08/04/08(b)	183

UNITED STATES — 0.0%
Health Care — 0.0%
4,243	DOV Pharmaceutical, Inc., Expire 12/31/09(b)	106

Total Rights/Warrants (Cost $8,533)		15,953

Principal Amount
U.S. GOVERNMENT AGENCIES — 13.3%
Federal Home Loan Bank — 13.3%
$16,000,000	2.15%, 08/12/2008(e)	15,989,489
62,000,000	2.16%, 08/11/2008(e)	61,962,750
63,000,000	2.24%, 08/04/2008(e)	62,988,270

Total U.S. Government Agencies (Cost $140,940,509)		140,940,509

Shares
CASH SWEEP — 4.5%
48,339,457	Citibank Dollars on Deposit in Custody Account	48,339,457

Total Cash Sweep (Cost $48,339,457)		48,339,457

TOTAL INVESTMENTS — 101.3% (Cost $1,033,097,574)(a)		1,074,144,987
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(13,823,130)

NET ASSETS — 100.0%		$1,060,321,857

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$144,997,697
Unrealized depreciation	(103,950,284)

Net unrealized appreciation	$41,047,413

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $353,473, which is 0.03% of net assets.
(d)	Securities incorporated in the same country but traded on different exchanges.
(e)	The rate represents the annualized yield at time of purchase.
#	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note 2).

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.7%
Consumer Discretionary	9.8%
Consumer Staples	6.5%
Diversified Financials	1.6%
Energy	5.5%
Health Care	10.4%
Industrials	18.3%
Information Technology	10.5%
Insurance	3.6%
Materials	5.6%
Real Estate	2.2%
Telecommunication Services	0.8%
U.S. Government Agencies	13.3%
Utilities	0.9%
Other*	7.3%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS	July 31, 2008
(Unaudited)

Shares		Value#
COMMON STOCKS — 57.5%
AUSTRALIA — 1.0%
170,372	BHP Billiton Ltd.	$6,357,582
155,000	Felix Resources Ltd.	3,041,130
3,120,000	International Ferro Metals Ltd.(b)	4,842,778
726,010	Salmat Ltd.	1,905,536

		16,147,026

AUSTRIA — 0.1%
24,530	A-TEC Industries AG	2,229,425

BERMUDA — 0.4%
79,300	Central European Media Enterprises Ltd. - Class A(b)	6,601,725

BRAZIL — 2.7%
143,900	B2W Companhia Global Do Varejo	5,393,838
352,425	Banco Itau Holding Financeira SA - ADR	7,506,652
595,800	Bovespa Holding SA	7,451,779
213,800	Cia Vale do Rio Doce - ADR	5,595,146
330,100	Gol Linhas Aereas Inteligentes SA - ADR	3,380,224
176,500	Petroleo Brasileiro SA - ADR	8,090,760
231,000	Tam SA	4,675,440

		42,093,839

CANADA — 2.2%
200,000	Asian Coast Development Ltd.(b)	20,000,000
70,560	Bonavista Energy Trust	2,246,453
377,330	Frontera Copper Corp.(b)	921,261
725,000	Grande Cache Coal Corp.(b)	5,437,766
110,840	Keyera Facilities Income Fund	2,413,919
420,000	Western Canadian Coal Corp.(b)	2,875,336

		33,894,735

CHINA — 1.3%
3,396,000	Beijing Capital International Airport Co. Ltd. - H Shares	2,785,211
2,040,000	China Shenhua Energy Co. Ltd. - H Shares	7,527,841
10,787,000	Industrial & Commercial Bank of China - H Shares	8,066,619
3,520,000	Zhejiang Expressway Co. Ltd. - H Shares	2,424,015

		20,803,686

DENMARK — 0.1%
118,380	TK Development(b)	1,368,752

EGYPT — 0.9%
412,900	Egyptian Financial Group-Hermes Holding SAE	3,649,359
201,605	Orascom Telecom Holding SAE - GDR	10,523,781

		14,173,140

FINLAND — 0.1%
45,650	Outokumpu Oyj	1,062,934

FRANCE — 1.9%
2,191,482	Alcatel-Lucent(b)	13,108,545
74,900	Groupe Danone	5,555,326
39,810	Kaufman & Broad SA	1,835,070
74,796	Pernod-Ricard SA	6,509,081
3,045	Total Gabon	1,772,628
29,000	Vinci SA	1,639,652

		30,420,302

GERMANY — 0.5%
30,800	E.ON AG	5,869,548
10,540	Salzgitter AG	1,719,574

		7,589,122

HONG KONG — 1.7%
157,694,000	Century City International	1,776,645
15,933,000	GOME Electrical Appliances Holdings Ltd.	6,681,027
4,325,000	Hutchison Telecommunications International Ltd.(b)	5,655,021
3,716,600	Luk Fook Holdings International Ltd.	1,985,514
5,297,610	Minmetals Resources Ltd.	1,445,077
22,100,000	Pacific Andes Holdings Ltd.	7,125,825
20,425,000	Shenzhen International Holdings Ltd.	1,971,280

		26,640,389

HUNGARY — 0.1%
15,020	MOL Hungarian Oil and Gas Nyrt	2,059,708

INDIA — 0.1%
103,670	Sterlite Industries India Ltd. - ADR(b)	1,483,518

INDONESIA — 0.4%
9,000,000	PT Bumi Resources Tbk	6,597,973

ITALY — 0.4%
178,367	De’Longhi SpA	680,590
58,250	Eni SpA	1,965,619
702,200	Intesa Sanpaolo SpA	3,943,386

		6,589,595

JAPAN — 1.4%
190,400	Aeon Mall Co. Ltd.	5,652,860
58,000	Elpida Memory, Inc.(b)	1,651,061
110,000	Fuji Machine Manufacturing Co. Ltd.	1,977,075
316,000	Shinwa Kaiun Kaisha Ltd.	1,546,380
106,000	Tokyu Community Corp.	2,117,159
177,100	Toyota Motor Corp.	7,634,341

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
JAPAN (continued)
56,000	Yaoko Co. Ltd.	$1,837,857

		22,416,733

MALAYSIA — 0.3%
270,000	DIGI.com Berhad	2,059,193
806,120	Petronas Dagangan Berhad	1,888,725

		3,947,918

MEXICO — 2.0%
416,400	America Movil SAB de CV - ADR, Series L	21,024,036
1,853,700	Grupo Financiero Banorte SAB de CV - Class O	7,977,073
435,360	Grupo Simec SAB de CV - Series B(b)	2,324,088

		31,325,197

NETHERLANDS — 0.9%
384,733	Pan European Hotel Acquisition Co. NV(b)	4,432,532
62,810	Telegraaf Media Groep NV	1,930,855
230,107	TomTom NV(b)	5,187,445
21,240	VastNed Retail NV	1,728,324

		13,279,156

NORWAY — 0.1%
115,920	Ekornes ASA	1,760,649

OMAN — 0.2%
183,222	Bank Muscat SAOG - GDR	3,288,835

PERU — 0.1%
699,149	Volcan Compania Minera SA - Class B	885,440

PORTUGAL — 0.1%
563,730	SAG GEST-Solucoes Automovel Globais SGPS SA	1,646,317

QATAR — 0.1%
289,500	Commercial Bank of Qatar - GDR(b)(c)	2,168,355

RUSSIA — 0.9%
284,288	Gazprom OAO - ADR	13,702,682

SOUTH AFRICA — 0.1%
173,290	Sappi Ltd.	1,873,444

SOUTH KOREA — 0.2%
22,680	Dongwon Industries Co. Ltd.	2,857,697

SPAIN — 0.4%
1,005,752	Iberdrola Renovables SA(b)	6,635,632

SWEDEN — 0.4%
250,100	Atlas Copco AB - Class A	3,871,992
190,980	Boliden AB	1,122,825
220,620	Fabege AB	1,579,924

		6,574,741

SWITZERLAND — 1.1%
36,340	Kardex AG(b)	1,920,750
355,121	UBS AG	6,816,230
11,770	Walter Meier AG - Class A	1,837,498
101,473	Xstrata Plc	7,278,255

		17,852,733

TAIWAN — 1.6%
24,555,000	Compal Electronics, Inc.	23,376,955
717,668	Huang Hsiang Construction Co.(b)	1,103,650

		24,480,605

THAILAND — 1.9%
26,450,000	Thoresen Thai Agencies Public Co. Ltd.	29,135,621

TURKEY — 0.9%
1,000,000	Eczacibasi Ilac Sanayi ve Ticaret AS	3,492,155
7,840,140	Trakya Cam Sanayii AS(b)	10,404,913

		13,897,068

UNITED KINGDOM — 4.1%
190,550	Care U.K. Plc	1,317,746
121,940	Clarkson Plc	2,473,381
880,420	Collins Stewart Plc	1,252,017
177,720	Cranswick Plc	2,010,492
305,000	Eurasian Natural Resources Corp.(b)	6,336,426
20,090	Greggs Plc	1,392,445
1,959,720	KCOM Group Plc	1,380,376
1,732,000	KKR Private Equity Investors LP	22,983,640
157,820	Meinl European Land Ltd.(b)	1,568,805
196,130	Northgate Plc	1,314,531
615,376	Prudential Plc	6,589,989
1,575,500	Rolls-Royce Group Plc(b)	11,107,048
722,200	Wolseley Plc	4,853,065

		64,579,961

UNITED STATES — 26.8%
55,430	Alliance Resource Partners LP	2,670,063
154,500	Amazon.com, Inc.(b)	11,794,530
154,300	American Tower Corp. - Class A(b)	6,465,170
204,950	Amkor Technology, Inc.(b)	1,795,362
90,550	Ann Taylor Stores Corp.(b)	2,041,902
59,600	Arch Coal, Inc.	3,356,076
100,200	AT&T, Inc.	3,087,162
79,400	Baker Hughes, Inc.	6,583,054
491,900	Bed Bath & Beyond, Inc.(b)	13,689,577
127,270	Benchmark Electronics, Inc.(b)	1,863,233
388,900	Blackstone Group LP (The)	7,221,873
110,390	Career Education Corp.(b)	2,024,553
147,760	Cato Corp. (The) - Class A	2,643,426
50,100	Cephalon, Inc.(b)	3,665,316
62,040	Ceradyne, Inc.(b)	2,875,554
105,612	Cincinnati Financial Corp.	2,940,238
289,000	Cisco Systems, Inc.(b)	6,355,110

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value#
UNITED STATES (continued)
81,700	Cleveland-Cliffs, Inc.	$8,857,097
78,200	Consol Energy, Inc.	5,817,298
50,310	Con-way, Inc.	2,543,674
78,070	Cubic Corp.	2,086,030
127,300	Deere & Co.	8,931,368
496,660	Denny’s Corp.(b)	1,281,383
102,562	Dow Chemical Co. (The)	3,416,340
344,300	DR Horton, Inc.	3,828,616
32,090	ENSCO International, Inc.	2,218,703
1,133,600	Fairpoint Communications, Inc.	7,867,184
85,900	Formfactor, Inc.(b)	1,494,660
68,400	Freeport-McMoRan Copper & Gold, Inc.	6,617,700
83,900	Genentech, Inc.(b)	7,991,475
377,500	General Electric Co.	10,679,475
705,000	GHL Acquisition Corp.(b)	6,567,075
130,600	Gilead Sciences, Inc.(b)	7,049,788
37,500	Goldman Sachs Group, Inc. (The)	6,901,500
33,200	Google, Inc. - Class A(b)	15,728,500
89,250	Great Atlantic & Pacific Tea Co.(b)	1,419,968
58,850	Harleysville Group, Inc.	2,096,826
404,000	Hewlett-Packard Co.	18,099,200
131,420	Hutchinson Technology, Inc.(b)	1,950,273
347,500	Intel Corp.	7,711,025
62,700	International Business Machines Corp.	8,024,346
98,000	Johnson & Johnson	6,710,060
26,130	Jones Lang LaSalle, Inc.	1,244,833
93,470	Jos. A. Bank Clothiers, Inc.(b)	2,093,728
444,100	Juniper Networks, Inc.(b)	11,559,923
60,480	K-Sea Transportation Partners LP	1,814,400
58,220	LandAmerica Financial Group, Inc.	668,948
245,800	Las Vegas Sands Corp.(b)	11,188,816
139,420	Liberty Media Corp. - Capital, Series A(b)	2,166,587
319,800	Lowe’s Cos., Inc.	6,498,336
211,900	Merrill Lynch & Co., Inc.	5,647,135
46,958	Merrill Lynch & Co., Inc.(d)	1,063,718
215,500	Microsoft Corp.	5,542,660
175,500	Monster Worldwide, Inc.(b)	3,113,370
85,900	Murphy Oil Corp.	6,848,807
689,000	National City Corp.	3,258,970
4,300	NVR, Inc.(b)	2,374,976
550,000	Office Depot, Inc.(b)	3,740,000
138,600	Owens Corning, Inc.(b)	3,604,986
57,300	Peabody Energy Corp.	3,876,345
638,766	Pfizer, Inc.	11,925,761
121,100	Progressive Corp. (The)	2,452,275
49,400	Prudential Financial, Inc.	3,407,118
166,000	Red Hat, Inc.(b)	3,549,080
111,490	RR Donnelley & Sons Co.	2,976,783
601,000	Sapphire Industrials Corp.(b)	5,619,350
39,100	Schlumberger Ltd.	3,972,560
25,050	Schnitzer Steel Industries, Inc. - Class A	2,260,512
49,900	Smith International, Inc.	3,711,562
873,300	Sprint Nextel Corp.	7,108,662
83,590	SRA International, Inc. - Class A(b)	1,834,800
198,000	Target Corp.	8,955,540
225,500	Texas Instruments, Inc.	5,497,690
74,950	Thor Industries, Inc.	1,470,519
34,140	Unit Corp.(b)	2,306,157
166,000	UTi Worldwide, Inc.	3,019,540
83,300	W.R. Berkley Corp.	1,967,546
55,010	Wabtec Corp.	3,053,055
131,000	Wal-Mart Stores, Inc.	7,679,220
255,100	WellPoint, Inc.(b)	13,379,995
27,660	Whiting Petroleum Corp.(b)	2,590,912
99,200	Wynn Resorts Ltd.	9,670,016

		421,676,954

Total Common Stocks (Cost $974,354,156)		903,741,607

EXCHANGE TRADED FUNDS — 2.5%
UNITED STATES — 2.5%
835,000	iShares MSCI Japan Index Fund	10,020,000
1,500,000	iShares MSCI Singapore Index Fund	18,495,000
150,000	UltraShort Russell 2000 ProShares	10,765,500

Total Exchange Traded Funds (Cost $44,028,530)		39,280,500

PREFERRED STOCKS — 0.3%
UNITED STATES — 0.3%
2,500	Bank of America Corp., Series L, Cnv.	2,332,500
4,400	Lehman Brothers Holdings, Inc., Series Q, Cnv.(b)	3,036,000

Total Preferred Stocks (Cost $5,796,066)		5,368,500

RIGHTS/WARRANTS — 0.0%
UNITED STATES — 0.0%
483,600	Sapphire Industrials Corp., Warrants, Expires 01/17/12(b)	227,292

Total Rights/Warrants (Cost $261,158)		227,292

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Contracts		Value
CALL OPTIONS PURCHASED — 0.3%
UNITED STATES — 0.3%
1,000	Brazil Real, Strike $2.05, Expires 01/20/09	$119
4,950	Cisco Systems, Inc., Strike $30.00, Expires 01/16/10	683,100
15,000	General Electric Co., Strike $40.00, Expires 01/16/10	915,000
5,000	General Motors Corp., Strike $30.00, Expires 01/16/10	445,000
3,000	Prudential Financial, Inc., Strike $100.00, Expires 01/16/10	1,080,000
10,000	Sara Lee Corp., Strike $15.00, Expires 01/16/10	1,375,000
5,000	Texas Instruments, Inc., Strike $35.00, Expires 01/16/10	470,000

Total Call Options Purchased (Cost $11,642,543)		4,968,219

PUT OPTIONS PURCHASED — 1.6%
UNITED STATES — 1.6%
1,000	S&P 500 Index, Strike $1,325.00, Expires 12/20/08	9,460,000
1,000	S&P 500 Index, Strike $1,425.00, Expires 12/20/08	16,400,000
510	WTI Crude Oil, Strike $95.00, Expires 08/15/08	10,200

Total Put Options Purchased (Cost $18,222,053)		25,870,200

Principal Amount
BANK LOANS — 0.8%
UNITED STATES — 0.8%
$250,000	Affinion Group, Inc., 4.96%, 10/17/12(e)	238,542
60,077	Allied Waste North America, Inc., 2.33%, 03/28/14(e)	58,775
99,923	Allied Waste North America, Inc., 3.96%, 03/28/14(e)	97,758
448,869	Alltel Communications, Inc., 5.21%, 06/30/15(e)	446,317
249,372	Alltel Communications, Inc., Term Loan B-3, 5.21%, 05/18/15(e)	247,954
235,066	ARAMARK Corp., 4.57%, 01/26/14(e)	223,195
14,934	ARAMARK Corp., 4.88%, 01/26/14(e)	14,180
250,000	Capital Automotive, 4.23%, 12/15/10(e)	236,375
149,621	Celanese US Holdings LLC, 4.19%, 04/02/14(e)	140,430
30,409	Community Health Systems, Inc., 1.00%, 07/25/14(e)	28,771
594,591	Community Health Systems, Inc., 4.71%, 07/25/14(e)	562,549
299,235	CSC Holdings, Inc., 4.23%, 03/29/13(e)	283,213
166,978	Davita, Inc., 3.97%, 10/05/12(e)	160,448
160,000	Dex Media West LLC, 7.00%, 10/24/14(e)	156,600
159,589	DirecTV Holdings LLC, 3.98%, 04/13/13(e)	155,456
310,824	DJO Finance LLC, 5.46%, 05/20/14(e)	305,384
468,780	Education Management LLC, 4.56%, 06/01/13(e)	419,925
100,000	EnviroSolutions, Inc., 11.50%, 07/07/12(e)	90,000
159,593	Fairchild Semiconductor Corp., 4.30%, 06/26/13(e)	152,012
548,618	First Data Corp., Term Loan B-2, 5.55%, 09/24/14(e)	504,215
160,000	Fresenius Medical Care Holdings, 4.09%, 03/31/13(e)	155,200
269,309	Georgia-Pacific Corp., 4.45%, 12/20/12(e)	254,005
100,000	Hawaiian Telecom Communications, Inc., 3.31%, 06/01/14(e)	82,750
678,686	HCA, Inc., 4.70%, 11/16/12(e)	636,037
199,483	Jarden Corp., 4.55%, 01/24/12(e)	188,969
150,000	Jostens IH Corp., 5.17%, 12/21/11(e)	146,062
698,224	Nielsen Finance LLC, 4.73%, 08/09/13(e)	648,476
49,220	NRG Energy, Inc., 2.60%, 02/01/13(e)	46,821
100,483	NRG Energy, Inc., 4.20%, 02/01/13(e)	95,506
648,375	Nuveen Investments, Inc., 5.46%, 11/13/14(e)	598,126
416,142	Oshkosh Corp., 4.21%, 12/03/13(e)	378,949
229,615	Penn National Gaming, Inc., 4.21%, 10/03/12(e)	219,857
200,000	RBS Global, Inc./Rexnord LLC, 5.32%, 07/22/13(e)	188,250
199,492	Regal Cinemas Corp., 4.30%, 10/27/13(e)	187,578

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount
UNITED STATES (continued)
$171,014	Rockwood Specialties Group, Inc., 4.30%, 07/30/12(e)	$164,295
359,089	Sungard Data Systems, Inc., 4.51%, 02/28/14(e)	337,857
150,000	TD Ameritrade Holdings Corp., 3.98%, 12/31/12(e)	145,563
598,492	Texas Competitive Electric Holdings Co. LLC, 5.96%, 10/10/14(e)	560,245
150,000	Transdigm, Inc., 4.80%, 06/23/13(e)	145,050
143,118	Tribune Co., 1.00%, 05/14/14(e)	101,972
750,000	Univision Communications, Inc., 5.15%, 09/29/14(e)	611,485
600,000	UPC Financing Partnership, 4.22%, 12/31/14(e)	561,600
53,851	VML US Finance LLC, 4.95%, 05/25/12(e)	51,822
150,512	VML US Finance LLC, 4.95%, 05/25/13(e)	146,561
454,246	VML US Finance LLC, Term Loan B, 4.95%, 05/24/13(e)	437,131
598,485	West Corp., 4.54%, 10/24/13(e)	536,111

Total Bank Loans (Cost $12,225,656)		12,148,377

CORPORATE BONDS — 11.3%
AUSTRIA — 0.7%
11,000,000(f)	Oesterreichische Kontrollbank AG, 2.75%, 06/14/11	10,442,585

BERMUDA — 0.3%
200,000	Digicel Group Ltd., 8.88%, 01/15/15(d)	184,500
3,400,000	Pacific Andes Holdings Ltd., Cnv., 4.00%, 04/18/12	3,264,000
200,000	Petroplus Finance Ltd., 6.75%, 05/01/14(d)	175,000
400,000	Weatherford International Ltd., 6.00%, 03/15/18	394,813

		4,018,313

CANADA — 0.0%
500,000	Canadian Natural Resources Ltd., 5.90%, 02/01/18	494,959
200,000	CanWest MediaWorks, Inc., 8.00%, 09/15/12	174,000

		668,959

CHINA — 0.1%
16,500,000(f)	FUJI Food and Catering Services Holdings Ltd., Cnv., 1.60%, 11/09/09(g)	2,188,598

GERMANY — 0.3%
330,000,000	Kreditanstalt fuer Wiederaufbau, 0.71%, 08/08/11(e)(h)	3,059,268
2,637,000	Kreditanstalt fuer Wiederaufbau, 6.50%, 11/15/11(i)	1,895,206

		4,954,474

HONG KONG — 0.3%
29,480,000(f)	Shanghai Industrial Investment Treasury Co. Ltd., Cnv., 16.89%, 03/16/09(g)	4,015,014

INDIA — 0.2%
1,000,000	ICICI Bank Ltd., 6.63%, 10/03/12(d)	989,260
2,700,000	ICICI Bank Ltd., 6.38%, 04/30/22(d)(e)	2,292,867

		3,282,127

JAPAN — 0.6%
1,050,000,000(f)	European Investment Bank, 0.71%, 09/21/11(e)	9,731,369

LUXEMBOURG — 0.8%
4,200,000	Gaz Capital SA, 8.15%, 04/11/18(d)	4,252,500
1,500,000	Gaz Capital SA, 7.51%, 07/31/13(d)	1,528,260
800,000	Telecom Italia Capital SA, 4.95%, 09/30/14	732,884
4,200,000(f)	Weather Capital Finance SA, Cnv., 4.75%, 02/27/13	5,794,662

		12,308,306

MALAYSIA — 0.6%
2,500,000	AMCORP Capital Labuan Ltd., Cnv., 1.00%, 02/08/10	2,885,000
9,000,000(f)	Berjaya Land Berhad, Cnv., 8.00%, 08/15/11	2,869,400
3,000,000	Feringghi Capital Ltd., Cnv., 10.30%, 12/22/09(g)	3,378,915

		9,133,315

NETHERLANDS — 0.6%
5,118,750(f)	EM.TV Finance BV, Cnv., 5.25%, 05/08/13	5,390,526
200,000	Intergen NV, 9.00%, 06/30/17(d)	204,000
2,400,000	KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18(d)	2,442,000

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount
NETHERLANDS (continued)
$410,000	Lukoil International Finance BV, 6.36%, 06/07/17(d)	$366,950
1,000,000	Lukoil International Finance BV, 6.66%, 06/07/22(d)	862,500

		9,265,976

NEW ZEALAND — 0.1%
3,074,000(f)	European Investment Bank, 6.50%, 09/10/14	2,193,419

NORWAY — 0.1%
7,400,000(f)	European Investment Bank, 4.50%, 05/15/13	1,375,202

SOUTH AFRICA — 0.5%
60,000,000(f)	Harmony Gold Mining Co., Ltd., Cnv., 4.88%, 05/21/09	7,384,836

SWEDEN — 0.0%
910,000	Svensk Exportkredit AB 7.63%, 06/30/14(i)	680,780

THAILAND — 0.6%
10,200,000	Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	9,429,410

UNITED ARAB EMIRATES — 0.7%
7,350,000	Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	6,809,775
2,680,000	DP World, 6.85%, 07/02/37(d)	2,239,140
1,950,000	Tamweel Funding Ltd., Cnv., 4.31%, 01/23/13	1,950,000

		10,998,915

UNITED KINGDOM — 0.3%
400,000	British Sky Broadcasting Group Plc, 6.10%, 02/15/18(d)	386,004
2,665,000(f)	EFG Ora Funding Ltd. II, Cnv., 1.00%, 11/29/09	4,318,066

		4,704,070

UNITED STATES — 4.5%
6,045,000	Alexandria Real Estate Equities, Inc., Cnv., 3.70%, 01/15/27(d)	6,102,307
200,000	ARAMARK Corp., 8.50%, 02/01/15	199,250
2,700,000	Bank of America Corp., 8.13%, 12/29/49(e)	2,511,567
500,000	Cargill, Inc., 5.20%, 01/22/13(d)	494,705
200,000	Charter Communications Holdings II, LLC, 10.25%, 09/15/10	190,500
200,000	Chesapeake Energy Corp., 6.25%, 01/15/18	183,500
900,000	CIT Group, Inc., 7.63%, 11/30/12	764,355
1,700,000	Citigroup Capital XXI, 8.30%, 12/21/20(e)	1,552,231
800,000	Comcast Corp., 6.30%, 11/15/17	794,314
300,000	DirecTV Holdings LLC/DirecTV Financing Co., 7.63%, 05/15/16(d)	297,750
200,000	Edison Mission Energy, 7.00%, 05/15/17	189,000
800,000	Embarq Corp., 7.08%, 06/01/16	747,615
200,000	Ford Motor Credit Co. LLC, 5.80%, 01/12/09	194,008
123,000,000	General Electric Capital Corp., MTN, 8.50%, 04/06/18(j)	11,443,855
5,000,000	Genzyme Corp., Cnv., 1.25%, 12/01/23	5,675,000
200,000	GMAC LLC, 6.88%, 08/28/12	125,520
1,600,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	1,414,157
200,000	HCA, Inc., 9.13%, 11/15/14	206,000
8,220,000	Health Care REIT, Inc., Cnv., 4.75%, 12/01/26	8,918,700
200,000	Jarden Corp., 7.50%, 05/01/17	174,000
1,300,000	JP Morgan Chase & Co., Series 1, 7.90%, 04/29/49(e)	1,202,526
1,200,000	JP Morgan Chase Capital XXII, 6.45%, 02/02/37	969,204
8,990,000	King Pharmaceuticals, Inc., Cnv., 1.25%, 04/01/26	7,463,408
500,000	Kroger Co. (The), 6.15%, 01/15/20	494,727
400,000	Lehman Brothers Holdings, Inc., 6.50%, 07/19/17	361,051
2,000,000	Lehman Brothers Holdings, Inc., MTN, 6.75%, 12/28/17	1,818,836
700,000	Lehman Brothers Holdings, Inc., MTN, 6.20%, 09/26/14	644,197
700,000	Lehman Brothers Holdings, Inc., MTN, 6.88%, 05/02/18	657,148
800,000	Merrill Lynch & Co., Inc., 6.40%, 08/28/17	730,274

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount
UNITED STATES (continued)
$1,900,000	Merrill Lynch & Co., Inc., MTN, 6.88%, 04/25/18	$1,778,592
400,000	Metlife, Inc., 6.40%, 12/15/36	340,101
200,000	MGM Mirage, 7.50%, 06/01/16	159,500
200,000	Michaels Stores, Inc., 10.00%, 11/01/14	160,500
2,800,000	Morgan Stanley, MTN, 6.63%, 04/01/18	2,591,795
200,000	Nalco Co., 8.88%, 11/15/13	206,500
200,000	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	196,500
2,490,000	Prudential Financial, Inc., Cnv., 0.39%, 12/12/36(e)	2,433,975
2,000,000	Prudential Financial, Inc., Cnv., 1.15%, 12/15/37(d)(e)	1,916,730
200,000	R.H. Donnelley Corp., Series A-3, 8.88%, 01/15/16	96,500
200,000	RBS Global, Inc./Rexnord LLC, 9.50%, 08/01/14	191,000
400,000	RPM International, Inc., 6.50%, 02/15/18	393,595
200,000	Sanmina-SCI Corp., 8.13%, 03/01/16	178,000
200,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	203,000
200,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15(d)	200,000
800,000	Time Warner, Inc., 5.88%, 11/15/16	749,750
300,000	UBS AG, 5.88%, 12/20/17	291,830
200,000	Univision Communications, Inc. (PIK), 9.75%, 03/15/15(d)	152,500
200,000	Vanguard Health Holdings Co. II LLC, 9.00%, 10/01/14	195,000
700,000	Verizon Communications, Inc., 6.10%, 04/15/18	698,355
900,000	Wells Fargo Capital XIII, 7.70%, 03/26/13(e)	852,731

		70,506,159

Total Corporate Bonds (Cost $184,980,313)		177,281,827

GOVERNMENT BONDS — 7.9%
ARGENTINA — 0.3%
9,665,000	Republic of Argentina, 3.13%, 08/03/12(e)	5,212,334

AUSTRALIA — 0.3%
2,000,000(f)	Australian Government Index Linked, 4.00%, 08/20/10	2,911,059
1,400,000(f)	Queensland Treasury Corp., 6.00%, 07/14/09	1,307,036

		4,218,095

BRAZIL — 0.4%
2,200,000(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	2,235,871
2,400,000(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,408,732
3,900,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,060,854

		6,705,457

CANADA — 0.1%
1,526,000	Province of Ontario, 6.25%, 06/16/15(i)	1,072,232

EGYPT — 0.8%
24,300,000(f)	Egypt Treasury Bill, 7.30%, 12/30/08(g)	4,377,273
13,500,000(f)	Egypt Treasury Bill, 6.19%, 03/10/09(g)	2,380,446
27,000,000(f)	Egypt Treasury Bill, 8.03%, 03/31/09(g)	4,731,390
6,450,000(f)	Egypt Treasury Bill, 10.80%, 06/09/09(g)	1,106,947
350,000(f)	Egypt Treasury Bill, 10.80%, 06/23/09(g)	59,816

		12,655,872

FRANCE — 0.7%
7,360,000(f)	France Government Bond OAT, 4.25%, 10/25/17	11,232,711

GERMANY — 0.3%
3,250,000(f)	Bundesschatzanweisungen, 3.50%, 09/12/08	5,063,281

INDONESIA — 0.6%
36,020,000,000(f)	Indonesia Government, 9.00%, 09/15/13	3,585,564
3,590,000,000(f)	Indonesia Government, 9.00%, 09/15/18	328,005
42,380,000,000(f)	Indonesia Government, 9.50%, 07/15/23	3,755,082

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount
INDONESIA (continued)
$25,525,000,000(f)	Indonesia Government, 10.00%, 02/15/28	$2,276,294

		9,944,945

MALAYSIA — 0.4%
23,820,000(f)	Malaysia Government, 3.81%, 02/15/17	6,889,847

MEXICO — 1.1%
24,000,000(f)	Mexican Bonos, 8.00%, 12/19/13	2,300,007
20,000,000(f)	Mexican Bonos, 8.00%, 12/17/15	1,893,463
36,000,000(f)	Mexican Bonos, 7.25%, 12/15/16	3,230,506
23,900,000(f)	Mexican Bonos, 7.75%, 12/14/17	2,200,312
73,500,000(f)	Mexican Bonos, 10.00%, 12/05/24	7,904,943

		17,529,231

NETHERLANDS — 0.5%
4,485,000(f)	Netherlands Government, 4.50%, 07/15/17	6,988,902

NORWAY — 0.1%
7,800,000(f)	Norwegian Government, 5.50%, 05/15/09	1,516,950

POLAND — 0.6%
4,450,000(f)	Poland Government, 6.00%, 05/24/09	2,143,326
16,700,000(f)	Poland Government, 5.75%, 09/23/22	7,701,854

		9,845,180

SOUTH KOREA — 1.7%
1,800,000,000(f)	KDICB Redemption Fund, 5.57%, 09/14/12	1,706,776
7,050,000,000(f)	Korea Treasury, 5.25%, 09/10/12	6,819,403
14,100,000,000(f)	Korea Treasury, 5.50%, 09/10/17	13,534,440
4,266,000,000(f)	Korea Treasury, 5.25%, 03/10/27	3,910,662

		25,971,281

Total Government Bonds (Cost $125,009,049)		124,846,318

U.S. GOVERNMENT AGENCIES — 6.7%
Federal Home Loan Bank — 6.7%
24,000,000	1.82%, 08/01/08(k)	24,000,000
25,000,000	2.18%, 08/04/08(k)	24,995,458
32,000,000	2.16%, 08/11/08(k)	31,986,264
9,060,000	2.50%, 01/22/09	9,049,971
6,000,000	2.38%, 04/21/09	5,980,626
8,500,000	4.25%, 05/15/09	8,591,613

Total U.S. Government Agencies (Cost $104,637,624)		104,603,932

MUNICIPAL BONDS — 8.3%
California — 4.4%
55,850,000	Bay Area Toll Authority Revenue Bonds, Series B-1, (AMBAC) 7.00%, 04/01/47(e)	55,850,000
8,500,000	Bay Area Toll Authority Revenue Bonds, Series B-2, (AMBAC) 7.00%, 04/01/47(e)	8,500,000
4,865,000	Santa Clara County Transportation Authority Refunding Revenue Bonds, Series 1985-A, (AMBAC) 3.50%, 06/01/15(e)	4,865,000

		69,215,000

Colorado — 0.2%
1,500,000	Colorado Housing & Finance Authority Refunding Revenue Bonds, Class I, 3.00%, 05/01/41(e)	1,500,000
800,000	Regional Transportation District COP, Transit Vehicles Project, Series A, (AMBAC) 5.00%, 12/01/21	825,824

		2,325,824

Florida — 0.3%
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA) 5.00%, 07/01/20	1,041,190
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA) 5.00%, 07/01/21	1,033,910
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA) 5.00%, 07/01/22	1,030,690
1,340,000	Jacksonville Electric Authority Water & Sewer System Revenue Bonds, Series B, OID, (MBIA) 4.75%, 10/01/40	1,236,404

		4,342,194

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount
Illinois — 0.1%
$875,000	Chicago Water Refunding Second Lien Revenue Bonds, (FSA) 5.00%, 11/01/19	$924,499
1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (FSA) 5.00%, 01/01/20	996,510

		1,921,009

Michigan — 1.9%
30,500,000	Commerce Charter Township Downtown Development GO, 2.45%, 10/01/34(e)	30,500,000

Nebraska — 0.0%
650,000	Public Power Generation Whelan Energy Center Revenue Bonds, (AGC-ICC, AMBAC) 5.00%, 01/01/19	685,542

New York — 1.3%
2,000,000	Metropolitan Transportation Authority Revenue Bonds, Series D-1, (AMBAC) 8.50%, 11/01/34(e)	2,000,000
6,700,000	New York State Energy Research & Development Authority Refunding Revenue Bonds, Series A, (AMBAC) 6.25%, 08/01/15(e)	6,700,000
12,000,000	New York State Local Government Assistance Corp. Refunding Revenue Bonds, Series 3V, (FGIC, GO of Corp.) 3.00%, 04/01/24(e)	12,000,000

		20,700,000

Tennessee — 0.1%
450,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series A, (GO of University) 5.00%, 10/01/18	489,978
400,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series B, (GO of University) 5.00%, 10/01/18	433,792

		923,770

Texas — 0.0%
375,000	Dickinson Independent School District Schoolhouse GO, OID, (PSF-GTD) 4.75%, 02/15/33	358,256

Total Municipal Bonds (Cost $130,963,521)		130,971,595

STRUCTURED SECURITIES — 4.9%
LUXEMBOURG — 0.2%
3,000,000	VTB Capital SA (Vneshtorgbank), 02/04/15	2,977,554

UNITED STATES — 4.7%
15,000	Goldman Sachs Group, Inc. (The) Index Linked Note, 12/31/08	13,096,245
15,000	Goldman Sachs Group, Inc. (The) Index Linked Note, 05/04/09	14,392,170
30,000	Merrill Lynch & Co, Inc. Index Linked Note, 12/29/08(d)	28,825,800
773,400	Natixis Financial Products, Inc. Index Linked Note, 03/31/09(d)	7,881,719
7,400	Natixis Financial Products, Inc. Index Linked Note, 04/28/09(d)	9,450,836

Total Structured Securities (Cost $82,968,297)		76,624,324

Shares
CASH SWEEP — 2.0%
UNITED STATES — 2.0%
30,655,247	Citibank Dollars on Deposit in Custody Account	30,655,247

Total Cash Sweep (Cost $30,655,247)		30,655,247

TOTAL INVESTMENTS — 104.1% (Cost $1,725,744,213)(a)		1,636,587,938
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(64,175,189)

NET ASSETS — 100.0%		$1,572,412,749

Contracts		Value
CALL OPTIONS WRITTEN — (0.6)%
UNITED STATES — (0.6)%
(3,500)	Bed Bath & Beyond, Inc., Strike $30.00, Expires 01/17/09	(805,000)

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Contracts		Value
UNITED STATES (continued)
(3,000)	Blackstone Group, Strike $15.00, Expires 01/17/09	$(1,350,000)
(2,890)	Cisco Sytems, Inc., Strike $25.00, Expires 01/17/09	(286,110)
(1,000)	General Electric Co., Strike $30.00, Expires 01/17/09	(139,000)
(810)	Hewlett-Packard Co., Strike $45.00, Expires 01/17/09	(315,900)
(730)	Hewlett-Packard Co., Strike $47.50, Expires 01/17/09	(197,100)
(1,790)	Intel Corp., Strike $20.00, Expires 01/17/09	(617,550)
(1,685)	Intel Corp., Strike $22.50, Expires 01/17/09	(340,370)
(440)	International Business Machines Corp., Strike $105.00, Expires 01/17/09	(1,117,600)
(100)	International Business Machines Corp., Strike $115.00, Expires 01/17/09	(175,000)
(87)	International Business Machines Corp., Strike $120.00, Expires 01/17/09	(120,930)
(980)	Johnson & Johnson, Strike $65.00, Expires 01/17/09	(509,600)
(1,105)	Microsoft Corp, Strike $30.00, Expires 01/17/09	(80,665)
(1,050)	Microsoft Corp., Strike $32.50, Expires 01/17/09	(33,600)
(5,500)	Office Depot, Inc., Strike $10.00, Expires 01/17/09	(220,000)
(1,000)	Owens Corning, Inc., Strike $20.00, Expires 01/17/09	(710,000)
(900)	Target Corp, Strike $50.00, Expires 01/17/09	(328,500)
(1,080)	Target Corp., Strike $55.00, Expires 01/17/09	(228,960)
(1,875)	Texas Instruments, Inc., Strike $30.00, Expires 01/17/09	(97,500)
(380)	Texas Instruments, Inc., Strike $32.50, Expires 01/17/09	(9,120)
(1,310)	Wal-Mart Stores, Inc., Strike $50.00, Expires 01/17/09	(1,349,300)

Total Call Options Written (Premiums received $(11,726,158))		(9,031,805)

PUT OPTIONS WRITTEN — (1.7)%
UNITED STATES — (1.7)%
(2,000)	S&P 500 Index, Strike $1,375.00, Expires 12/20/08	(26,120,000)

Total Put Options Written (Premiums received $(16,996,000))		(26,120,000)

FUTURES CONTRACTS: SHORT POSITION
Contracts		Unrealized Depreciation
438	10 Year U.S. Treasury Note, September 2008	$(1,029,984)

FUTURES CONTRACTS: LONG POSITION
Contracts		Unrealized Appreciation
460	10 Year United Kingdom Gilt, September 2008	$820,094

At July 31, 2008, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $20,000,000 or 1.27% of net assets, which were valued under methods approved by the Board, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/08 Carrying Value Per Unit
$20,000,000	Asian Coast Development Ltd.	07/28/08	$100

	Units	Unrealized Appreciation
SWAP AGREEMENTS

Equity swap with BNP Paribas paying performance of the TOPIX Total Return Index over the Dow Jones STOXX Small 200 Index, expiring 01/02/09 (Underlying notional amount at value $10,000,000)	10,000,000	$691,000
Equity swap with BNP Paribas paying performance of the TOPIX Total Return Index over the Dow Jones STOXX Small 200 Index, expiring 01/26/09 (Underlying notional amount at value $10,000,000)	10,000,000	299,000

		$990,000

OLD WESTBURY FUNDS, INC.

GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$39,477,133
Unrealized depreciation	(128,633,408)

Net unrealized depreciation	$(89,156,275)

(b)	Non-income producing security.
(c)	Represents a security purchased on a when-issued basis.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
(e)	Variable rate security. Rate represents the rate in effect as of July 31, 2008. Maturity reflects final maturity date.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Zero coupon bond. The rate represents the yield at time of purchase.
(h)	Principal amount denoted in Japanese Yen.
(i)	Principal amount denoted in New Zealand Dollars.
(j)	Principal amount denoted in Mexican Peso.
(k)	The rate represents the annualized yield at time of purchase.
#	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note 2).

ADR — American Depositary Receipt

AGC-ICC — Ace Guaranty Corp. Insured Custody Certificates

AMBAC — Insured by AMBAC Indemnity Corp.

Cnv. — Convertible

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GDR — Global Depository Receipt

GO — General Obligations

MBIA — Insured by MBIA

MTN — Medium Term Note

OID — Original Issue Discount

PIK — Payment in Kind

PSF-GTD — Permanent School Fund Guarantee

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	5.2%
Consumer Discretionary	8.5%
Consumer Staples	3.0%
Diversified Financials	15.6%
Energy	7.3%
Government Bonds	7.9%
Health Care	4.5%
Industrials	9.9%
Information Technology	8.4%
Insurance	1.6%
Materials	5.2%
Municipal Bonds	8.3%
Real Estate	1.9%
Telecommunication Services	4.8%
U.S. Government Agencies	6.7%
Utilities	0.8%
Other*	0.4%

*	Includes cash and equivalents, exchange traded funds, investment companies, written options, futures contracts, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS	July 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 66.1%
BRAZIL — 1.4%
Materials — 1.4%
1,269,000	Votorantim Celulose e Papel SA - ADR	$30,735,180

CANADA — 4.1%
Materials — 4.1%
490,195	AbitibiBowater, Inc.	4,132,344
5,011,300	Kinross Gold Corp.	90,955,095

		95,087,439

CHINA — 2.8%
Industrials — 2.0%
1,350,000	Suntech Power Holdings Co. Ltd. - ADR(b)	45,171,000

Utilities — 0.8%
11,677,500	Xinao Gas Holdings Ltd.	19,608,189

		64,779,189

GREECE — 3.0%
Energy — 3.0%
2,094,200	StealthGas, Inc.	31,413,000
1,099,808	Tsakos Energy Navigation Ltd.	38,031,361

		69,444,361

NORWAY — 4.8%
Energy — 4.8%
4,600,000	Aker Solutions ASA	109,083,457

PERU — 4.2%
Materials — 4.2%
3,600,000	Cia de Minas Buenaventura SA - ADR	96,876,000

SINGAPORE — 5.2%
Industrials — 4.9%
10,400,000	Keppel Corp. Ltd.	81,076,496
15,017,000	Neptune Orient Lines Ltd.	31,189,323

		112,265,819

Real Estate — 0.3%
11,000,000	Allgreen Properties Ltd.	7,481,351

		119,747,170

SOUTH AFRICA — 2.1%
Energy — 1.6%
420,000	Sasol Ltd.	22,613,733
280,000	Sasol Ltd. - ADR	14,823,200

		37,436,933

Real Estate — 0.5%
16,000,000	Fountainhead Property Trust	11,668,087

		49,105,020

SWITZERLAND — 1.9%
Materials — 1.9%
600,000	Xstrata Plc	43,361,754

UNITED STATES — 36.6%
Diversified Financials — 0.4%
1,008,900	Hicks Acquisition Co. I, Inc.(b)	9,332,325

Energy — 26.2%
1,000,000	Alpha Natural Resources, Inc.(b)	98,950,000
1,809,797	ATP Oil & Gas Corp.(b)	51,488,725
2,769,000	Brazil Ethanol, Inc.(b)(c)	21,459,750
1,350,000	Comstock Resources, Inc.(b)	82,363,500
2,382,300	Goodrich Petroleum Corp.(b)	109,228,455
482,000	Occidental Petroleum Corp.	37,996,060
1,700,000	Penn Virginia Corp.	103,275,000
2,200,000	PetroHawk Energy Corp.(b)	73,304,000
550,000	PHI, Inc. - Non Voting(b)	22,093,500
9,892,230	Rancher Energy Corp.(b)	1,978,446

		602,137,436

Industrials — 1.2%
483,789	Northwest Pipe Co.(b)	28,132,330

Materials — 8.8%
2,885,800	Caraustar Industries, Inc.(b)	5,396,446
500,000	Monsanto Co.	59,555,000
23,979,000	Smurfit-Stone Container Corp.(b)	136,920,090

		201,871,536

		841,473,627

Total Common Stocks (Cost $1,373,141,903)		1,519,693,197

EXCHANGE TRADED FUND — 0.8%
UNITED STATES — 0.8%
Financials — 0.8%
200,000	iShares COMEX Gold Trust(b)	18,020,000

Total Exchange Traded Fund (Cost $10,339,860)		18,020,000

PREFERRED STOCKS — 0.0%
UNITED STATES — 0.0%
Industrials — (0.0%)
46,434	World Waste Technologies, Inc. - Series B, Cnv.	306,463

Total Preferred Stocks (Cost $4,500,000)		306,463

Number of Coins
COLLECTIBLE COINS — 2.0%
UNITED STATES — 2.0%
580	Various Collectible Coins	45,252,686

Total Collectible Coins (Cost $44,627,166)		45,252,686

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
RIGHTS/WARRANTS — 0.0%
UNITED STATES — (0.0%)
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	$1

Industrials — 0.0%
450,000	World Waste Technologies, Inc. Warrants, Expires 04/27/10(b)	0

Total Rights/Warrants (Cost $1)		1

Contracts
CALL OPTIONS PURCHASED — 367.1%
UNITED STATES — 367.1%
Agriculture — 0.0%
4,010	Chicago Board of Trade Corn Index, Strike $1,000.00, Expires 11/21/08	250,625
4,000	Chicago Board of Trade Corn Index, Strike $900.00, Expires 11/21/08	525,000

		775,625

Energy — 366.9%
33,771	American Stock Exchange Oil Index, Strike $1,480.57, Expires 08/16/08	13,602
32,677	American Stock Exchange Oil Index, Strike $1,530.12, Expires 09/20/08	69,755
80,000	American Stock Exchange Oil Index, Strike $275.00, Expires 08/16/08	8,434,480,000
146,640	Philadelphia Oil Service Sector Index, Strike $340.97, Expires 09/20/08	762,942
140,150	Philadelphia Oil Service Sector Index, Strike $356.76, Expires 10/18/08	708,166

		8,436,034,465

Materials — 0.2%
2,170,139	Market Vectors Gold Miners Index, Strike $50.69, Expires 10/18/08	1,821,351
538,039	Philadelphia Stock Exchange Gold & Silver Index, Strike $185.86, Expires 10/18/08	3,033,599

		4,854,950

Total Call Options Purchased (Cost $10,467,511,020)		8,441,665,040

PUT OPTIONS PURCHASED — 1.1%
UNITED STATES — 1.1%
Energy — 1.1%
33,771	American Stock Exchange Oil Index, Strike $1,480.57, Expires 08/16/08	5,113,078
32,677	American Stock Exchange Oil Index, Strike $1,530.12, Expires 09/20/08	6,635,462
146,640	Philadelphia Oil Service Sector Index, Strike $340.97, Expires 09/20/08	5,549,324
140,150	Philadelphia Oil Service Sector Index, Strike $356.76, Expires 10/18/08	7,421,640

Total Put Options Purchased (Cost $11,737,507)		24,719,504

Principal Amount
LETTER OF CREDIT — 4.3%
UNITED STATES — 4.3%
100,000,000	Cargill Letter of Credit with Banco Santander, Expires 04/19/09	100,000,000

Total Letter of Credit (Cost $100,000,000)		100,000,000

U.S. GOVERNMENT AGENCIES — 5.7%
Federal Home Loan Bank — 5.7%
58,000,000	1.82%, 08/01/08(d)	58,000,000
24,000,000	2.07%, 08/06/08(d)	23,993,100
50,000,000	2.10%, 08/11/08(d)	49,970,833

Total U.S. Government Agencies (Cost $131,963,933)		131,963,933

U.S. GOVERNMENT SECURITIES — 12.4%
U.S. Treasury Notes — 12.4%
60,000,000	2.00%, 04/15/12(e)	66,413,142
20,000,000	2.38%, 01/15/17(e)	22,794,164
200,000,000	1.38%, 07/15/18(e)	195,452,059

Total U.S. Government Securities (Cost $277,973,103)		284,659,365

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
CASH SWEEP — 0.3%
UNITED STATES — 0.3%
8,072,000	Citibank Dollars on Deposit in Custody Account	$8,072,000

Total Cash Sweep (Cost $8,072,000)		8,072,000

TOTAL INVESTMENTS — 459.8% (Cost $12,429,866,493)(a)		10,574,352,189

LIABILITIES IN EXCESS OF OTHER ASSETS — (359.8)%		(8,274,785,054)

NET ASSETS — 100.0%		$2,299,567,135

Contracts
CALL OPTIONS WRITTEN — (358.4)%
UNITED STATES — (358.4)%
Energy — (358.1)%
(80,000)	American Stock Exchange Oil Index, Strike $300.00, Expires 08/16/08	(8,234,688,080)
(582,615)	Energy Select Sector Index, Strike $85.82, Expires 08/16/08	(9,720)
(582,615)	Energy Select Sector Index, Strike $85.82, Expires 09/20/08	(199,371)
(561,987)	Energy Select Sector Index, Strike $88.97, Expires 09/20/08	(44,842)
(561,987)	Energy Select Sector Index, Strike $88.97, Expires 10/18/08	(225,497)
Materials — (0.3)%
(2,170,139)	Market Vectors Gold Miners Index, Strike $46.08, Expires 10/18/08	(4,654,595)
(538,039)	Philadelphia Stock Exchange Gold & Silver Index, Strike $204.45, Expires 10/18/08	(977,286)
Total Call Options Written (Premiums received $(8,782,683,486))		(8,240,799,391)

PUT OPTIONS WRITTEN — (1.3)%
UNITED STATES — (1.3)%
Energy — (1.3)%
(582,615)	Energy Select Sector Index, Strike $85.82, Expires 08/16/08	(6,589,021)
(582,615)	Energy Select Sector Index, Strike $85.82, Expires 09/20/08	(6,687,444)
(561,987)	Energy Select Sector Index, Strike $88.97, Expires 09/20/08	(8,090,101)
(561,987)	Energy Select Sector Index, Strike $88.97, Expires 10/18/08	(8,315,914)

Total Put Options Written (Premiums received $(10,337,486))		(29,682,480)

At July 31, 2008, the Real Return Fund held investments in restricted and illiquid securities amounting to $72,108,882 or 3.1% of net assets, which were valued under methods approved by the Board, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/08 Carrying Value Per Unit
$19,527,013	Brazil Ethanol, Inc.	03/15/07	$7.75
24,434,250	Caraustar Industries, Inc.	08/10/06	1.87
32,735,659	Collectible Coins	12/14/06	78,021.87

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$278,920,300
Unrealized depreciation	(2,134,434,604)

Net unrealized depreciation	$(1,855,514,304)

(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
(d)	The rate represents the annualized yield at time of purchase.
(e)	Inflation protected security. Principal amount reflects original security face amount.

ADR — American Depositary Receipt

Cnv. — Convertible

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 05/01/09 (Underlying notional amount at value $2,926,446)	29,264	$90,873
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 08/04/08 (Underlying notional amount at value $9,614,002)	128	629,960
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $9,177,073)	122	(942,979)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 01/31/09 (Underlying notional amount at value $2,766,962)	37,200	1,844,929
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 02/28/09 (Underlying notional amount at value $2,499,192)	33,600	1,629,640
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 03/31/09 (Underlying notional amount at value $2,766,962)	37,200	1,799,479
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 04/30/09 (Underlying notional amount at value $2,677,705)	36,000	893,562
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 05/31/09 (Underlying notional amount at value $2,766,962)	37,200	921,119
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 06/30/09 (Underlying notional amount at value $2,677,705)	36,000	889,128
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 07/31/09 (Underlying notional amount at value $2,766,962)	37,200	1,075,001
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/31/09 (Underlying notional amount at value $2,766,962)	37,200	1,072,547
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/30/09 (Underlying notional amount at value $2,677,705)	36,000	1,035,198
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/31/09 (Underlying notional amount at value $2,766,962)	37,200	1,600,222
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/30/09 (Underlying notional amount at value $2,677,705)	36,000	1,543,898
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 12/31/09 (Underlying notional amount at value $2,766,962)	37,200	1,590,731
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Futures, expiring 12/31/09 (Underlying notional amount at value $101,655,000)	(540,000)	17,563,472
Commodity Index Swap Agreement with Cargill, Inc. based on the Single commodity API#4 Coal Futures, expiring 12/31/10 (Underlying notional amount at value $22,470,000)	(120,000)	3,748,788
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 11/07/08 (Underlying notional amount at value $38,504,498)	1,000	4,407,139
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 11/13/09 (Underlying notional amount at value $38,770,560)	1,000	4,140,612

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/22/11 (Underlying notional amount at value $105,063,000)	3,000	$(13,817,919)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/09 (Underlying notional amount at value $2,844,912)	45,000	4,211,825
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/10 (Underlying notional amount at value $621,500)	10,000	860,618
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/09 (Underlying notional amount at value $2,844,986)	45,000	4,202,273
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/10 (Underlying notional amount at value $621,500)	10,000	858,053
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/09 (Underlying notional amount at value $2,844,986)	45,000	4,191,860
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/10 (Underlying notional amount at value $621,500)	10,000	855,206
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/09 (Underlying notional amount at value $2,820,806)	45,000	4,150,241
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/10 (Underlying notional amount at value $621,500)	10,000	852,415
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/09 (Underlying notional amount at value $2,820,960)	45,000	4,139,923
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/10 (Underlying notional amount at value $621,500)	10,000	849,493
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/09 (Underlying notional amount at value $2,821,332)	45,000	4,128,869
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/10 (Underlying notional amount at value $621,500)	10,000	846,684
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/09 (Underlying notional amount at value $4,003,292)	50,000	3,646,701
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/10 (Underlying notional amount at value $621,500)	10,000	843,782
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/09 (Underlying notional amount at value $4,003,376)	50,000	3,635,914
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	840,833
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/09 (Underlying notional amount at value $4,003,292)	50,000	3,625,471
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	837,951
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/09 (Underlying notional amount at value $4,328,650)	50,000	3,410,326

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	$834,944
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/09 (Underlying notional amount at value $4,328,650)	50,000	3,407,519
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	841,691
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/09 (Underlying notional amount at value $4,328,650)	50,000	3,401,961
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	839,720
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Oat Index, expiring 11/25/08 (Underlying notional amount at value $12,192,518)	801	2,924,232
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Meal Index, expiring 11/25/08 (Underlying notional amount at value $23,318,588)	1,300	25,265,758
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Oil Index, expiring 11/25/08 (Underlying notional amount at value $27,605,215)	1,444	23,728,959
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Copper Futures, expiring 12/21/10 (Underlying notional amount at value $26,619,240)	(160)	(2,381,673)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Copper Index, expiring 12/21/11 (Underlying notional amount at value $16,320,000)	160	10,179,511
Commodity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Mercantile Exchange Natural Gas Futures, expiring 04/27/11 (Underlying notional amount at value $42,798,300)	66,200	12,826,085
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the WTI New York Mercantile Exchange Crude Oil Index, expiring 04/19/11 (Underlying notional amount at value $53,087,500)	(7,750)	(37,059,361)

		$123,513,184

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Collectible Coins	2.0%
Diversified Financials	0.4%
Energy	35.6%
Industrials	8.1%
Materials	20.3%
Real Estate	0.8%
U.S. Government and Agency Securities	18.1%
Utilities	0.9%
Other*	13.8%

*	Includes cash and equivalents, letter of credit, options, exchange traded fund, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS	July 31, 2008
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 5.2%
Banks — 0.6%
$1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	$1,027,756

Consumer Staples — 0.6%
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	964,819

Diversified Financials — 3.8%
2,000,000	Eksportfinans A/S, 5.00%, 02/14/12	2,066,922
4,030,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,050,400
252,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/08	253,306

		6,370,628

Industrials — 0.2%
224,147	3M Employee Stock Ownership Plan Trust, 5.62%, 07/15/09(b)	227,484

Total Corporate Bonds (Cost $8,637,061)		8,590,687

MUNICIPAL BONDS — 14.9%
Arkansas — 0.2%
300,000	University of Arkansas Fayetteville Campus Various Facility Revenue Bonds, (FSA, GO of Board) 5.50%, 12/01/16	326,907

California — 1.2%
1,765,000	Tobacco Securitization Authority of Southern California Tobacco Settlement, Asset Backed Senior Lien Revenue Bonds, Series A, OID, 5.50%, 06/01/36	1,927,821

Georgia — 0.5%
700,000	Gwinnett County Development Authority Public Schools Project COP, (MBIA) 5.25%, 01/01/25	767,053

Illinois — 4.7%
1,930,000	Chicago Board of Education Albany Park Academy Project GO, Series F, (MBIA) 5.50%, 12/01/18	2,164,553
5,175,000	Chicago Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/33	5,691,776

		7,856,329

Maine — 0.5%
350,000	State of Maine GO, 3.94%, 05/15/11	347,837
465,000	State of Maine GO, 4.34%, 05/15/13	460,076

		807,913

Missouri — 1.3%
2,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.25%, 03/01/21	2,189,100

New Jersey — 2.7%
4,060,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37	4,499,657

New York — 1.0%
1,000,000	New York City Industrial Development Agency Polytechnic University Project, Civic Facility Revenue Bonds, OID, 6.13%, 11/01/30	1,094,080
500,000	New York State Dormitory Authority University of Rochester Revenue Bonds, Series A, 5.13%, 07/01/39	551,405

		1,645,485

Ohio — 1.3%
1,040,000	City of Cleveland Refunding GO, (MBIA) 5.50%, 12/01/18	1,149,949
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (MBIA) 5.25%, 05/01/11	1,027,350

		2,177,299

Texas — 0.6%
1,000,000	Houston Area Water Corp. Northeast Water Purification Project Revenue Bonds, OID, (FGIC) 5.25%, 03/03/23	1,075,310

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
Virginia — 0.6%
$1,000,000	Fairfax County Water Authority Water Revenue Bond, 5.00%, 04/01/21	$1,089,700

Wisconsin — 0.3%
500,000	South Milwaukee School District Refunding GO, (FGIC) 5.20%, 04/01/22	540,315

Total Municipal Bonds (Cost $25,001,014)		24,902,889

U.S. GOVERNMENT AGENCIES — 55.1%
Fannie Mae — 0.3%
400,000	5.00%, 08/02/12	416,299
11,403	7.50%, 08/01/25	12,304

		428,603

Federal Farm Credit Bank — 0.4%
125,000	4.75%, 01/19/10	128,223
100,000	5.15%, 12/06/10	103,947
400,000	4.50%, 10/17/12	408,461

		640,631

Federal Home Loan Bank — 52.3%
50,000	4.00%, 02/12/10	50,695
30,000	7.38%, 02/12/10	31,915
25,000	3.38%, 05/14/10	25,104
215,000	4.50%, 09/10/10	220,197
8,045,000	5.13%, 09/10/10	8,349,350
685,000	5.13%, 09/29/10	710,811
2,552,611	4.75%, 10/25/10	2,574,155
60,000	4.25%, 11/02/10	61,216
50,000	4.25%, 11/15/10	50,947
1,030,000	6.63%, 11/15/10	1,103,408
730,000	4.75%, 12/10/10	753,182
1,240,000	4.88%, 12/10/10	1,282,579
1,360,000	4.00%, 02/15/11	1,379,126
2,135,000	5.88%, 02/15/11	2,256,778
500,000	2.88%, 03/11/11	492,969
6,020,000	4.88%, 03/11/11	6,233,535
31,100,000	5.25%, 06/10/11	32,535,545
235,000	5.38%, 06/10/11	246,639
320,000	4.38%, 08/15/11	326,979
75,000	5.75%, 08/15/11	79,578
2,855,000	5.00%, 10/13/11	2,966,385
50,000	4.25%, 11/15/11	50,778
490,000	4.88%, 11/15/11	506,861
15,000	5.63%, 11/15/11	15,861
6,270,000	4.75%, 12/09/11	6,460,614
2,370,000	5.00%, 03/09/12	2,459,821
455,000	4.88%, 06/08/12	470,828
1,400,000	5.38%, 06/08/12	1,473,515
335,000	4.63%, 08/15/12	343,781
640,000	4.50%, 09/14/12	652,024
585,000	5.00%, 09/14/12	608,574
5,265,000	4.88%, 12/14/12	5,454,272
2,133,123	5.27%, 12/28/12	2,138,592
50,000	3.50%, 03/08/13	48,943
645,000	3.88%, 03/08/13	641,447
915,000	5.00%, 03/08/13	952,834
1,100,000	3.75%, 06/14/13	1,085,478
1,050,000	4.25%, 06/14/13	1,059,164
945,000	5.38%, 06/14/13	999,816

		87,154,296

Freddie Mac — 0.5%
300,000	4.75%, 12/08/10	309,402
190,000	4.50%, 12/16/10	195,027
355,000	5.00%, 08/15/12	369,250

		873,679

Ginnie Mae — 0.1%
119,533	8.50%, 10/15/17	130,263
504	9.00%, 02/15/20	552

		130,815

Private Export Funding Corp. — 1.1%
300,000	6.07%, 04/30/11	319,733
400,000	5.66%, 09/15/11(b)	422,724
425,000	4.90%, 12/15/11	439,866
310,000	5.69%, 05/15/12	328,906
250,000	4.97%, 08/15/13	258,770

		1,769,999

Tennessee Valley Authority — 0.4%
714,000	5.63%, 01/18/11	749,524

Total U.S. Government Agencies (Cost $88,849,498)		91,747,547

U.S. GOVERNMENT SECURITIES — 23.5%
U.S. Treasury Notes — 23.5%
275,000	2.38%, 04/15/11(c)	312,329
700,000	4.50%, 02/15/16	738,937
36,041,000	4.63%, 11/15/16	38,088,021

Total U.S. Government Securities (Cost $38,037,056)		39,139,287

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 0.3%
421,400	SEI Daily Income Trust Government II Fund, Class A	421,400

Total Investment Company (Cost $421,400)		421,400

TOTAL INVESTMENTS — 99.0% (Cost $160,946,029)(a)		164,801,810
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,747,394

NET ASSETS — 100.0%		$166,549,204

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,291,601
Unrealized depreciation	(435,820)

Net unrealized appreciation	$3,855,781

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
(c)	Inflation protected security. Principal amount reflects original security face amount.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GO — General Obligations

MBIA — Insured by MBIA

MTN — Medium Term Note

OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government & Agency Securities	78.6%
Municipal Bonds	14.9
Corporate Bonds	5.2
Other*	1.3

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS	July 31, 2008
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 95.2%
Alabama — 1.3%
$110,000	Alabama State Public School & College Authority Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$115,971
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	421,768
1,000,000	City of Huntsville Water System Revenue Bonds, (FSA) 5.00%, 11/01/23	1,039,010
1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26	1,211,400

		2,788,149

Arizona — 0.6%
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/14	869,728
100,000	Maricopa County School District No. 6 Washington Elementary School Improvement Project of 2001 GO, Series B, (FSA) 5.00%, 07/01/17	108,597
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	260,538

		1,238,863

California — 4.1%
1,155,000	City of Alameda GO, (MBIA) 5.00%, 08/01/33	1,162,715
1,000,000	Los Angeles Unified School District GO, Series E, (FSA) 5.00%, 07/01/16	1,087,650
150,000	Placer County Water Agency Refunding COP, OID, (MBIA) 4.50%, 07/01/16	153,642
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	287,251
100,000	Regents University of California Revenue Bonds, Series L, 5.00%, 05/15/13	108,234
325,000	Regents University of California Revenue Bonds, Series L, 5.00%, 05/15/17	353,457
250,000	Regents University of California Revenue Bonds, Series L, 5.00%, 05/15/19	266,813
870,000	Santa Clara Valley Water District Refunding COP, Series A, 5.00%, 02/01/15	948,326
2,715,000	University of California Revenue Bonds, Series D, (FGIC) 5.00%, 05/15/25	2,768,920
1,325,000	Vacaville Unified School District Refunding GO, (MBIA) 5.00%, 08/01/20	1,362,749

		8,499,757

Colorado — 0.3%
485,000	City of Longmont Sales & Use Tax Revenue Bonds, OID, 5.63%, 11/15/10	521,913

Florida — 4.5%
150,000	City of Port Orange Water & Sewer Refunding Revenue Bonds, (AMBAC) 5.00%, 10/01/16	157,839
1,800,000	County of Miami-Dade Refunding Revenue Bond, Series B, (FSA), 5.25%, 10/01/16	1,952,550
270,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	272,657
2,355,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, (AMBAC) 5.25%, 10/01/24	2,390,019
1,065,000	Hillsborough County Community Investment Tax Revenue Bond, (AMBAC) 5.00%, 11/01/16	1,141,381
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	472,914
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,080,340
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	942,102

		9,409,802

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
Georgia — 2.6%
$1,905,000	City of Atlanta Refunding GO, Series A, (FGIC) 5.00%, 12/01/21	$1,980,609
175,000	De Kalb County Special Recreation Tax District GO, 5.00%, 12/01/12	189,303
525,000	Gwinnett County Development Authority Refunding COP, Public Schools Project, (MBIA) 5.00%, 01/01/15	568,885
1,700,000	Gwinnett County School District GO, 5.00%, 02/01/27	1,759,738
1,000,000	Municipal Electric Authority of Georgia Refunding Revenue Bonds, (AMBAC) 5.00%, 01/01/26(b)	1,009,910

		5,508,445

Illinois — 4.0%
500,000	Chicago Board of Education GO, Series B, (FSA) 5.00%, 12/01/18	536,170
900,000	Chicago Transit Authority Revenue Bonds, (AMBAC) 5.00%, 06/01/21	921,474
225,000	City of Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC) 5.88%, 01/01/19	242,150
100,000	City of Rockford GO, Series A, OID, (FSA) 5.38%, 12/15/13	105,161
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (MBIA) 5.00%, 12/01/25	1,026,170
150,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA) 5.00%, 12/01/12	161,376
285,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA) 5.00%, 12/01/13	308,458
575,000	County of Cook Refunding GO, Series A, OID, (FGIC) 5.00%, 11/15/22	581,906
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, OID, (FSA) 5.55%, 12/30/17	91,420
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (FSA) 5.55%, 12/30/17	68,196
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC) 5.55%, 12/01/14	281,458
100,000	Gail Borden Public Library District GO, (FGIC) 4.63%, 12/15/08	100,991
2,000,000	Kane County Forest Preservation District GO, (FGIC) 5.00%, 12/15/21	2,060,180
500,000	State of Illinois GO, First Series, 5.50%, 08/01/15	522,085
400,000	State of Illinois Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/12	410,948
250,000	Will County School District No. 122 Refunding GO, Series B, OID, (FGIC) 5.20%, 11/01/16	263,600
600,000	Will County School District No. 161 Summit Hill Refunding GO, (FGIC) 5.00%, 01/01/17	630,126

		8,311,869

Indiana — 7.4%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/15/16	627,879
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/15/25	1,532,718
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,113,504
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	686,159

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
Indiana (continued)
$650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA, State Aid Withholding) 5.00%, 07/15/18	$695,214
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/10/14	328,132
490,000	East Noble Facilities School Building Corp. Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 07/15/16	529,984
510,000	Evansville Vanderburgh Public Leasing Corp. Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	553,136
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.13%, 07/15/12	491,901
75,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, 5.75%, 07/15/10	79,995
1,000,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/15/25	1,023,000
505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 07/15/23	518,408
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA, State Aid Withholding) 5.38%, 07/15/16	190,825
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	267,362
125,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/18	127,749
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.05%, 07/15/11	154,268
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	748,958
170,000	Noblesville Elementary/Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.30%, 07/15/09	176,001
205,000	Noblesville Elementary/Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.50%, 07/15/12	219,850
435,000	Noblesville Redevelopment Authority, Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	457,120
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 01/15/16	171,634
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 07/15/16	396,903
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 07/15/18	527,810
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 01/15/16	766,809
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 07/15/16	789,765

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
Indiana (continued)
$570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 07/15/17	$610,721
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 01/15/19	208,104
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/10/16	828,044
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 01/15/15	188,767
300,000	Westfield Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA, State Aid Withholding) 5.00%, 07/15/23	307,122
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 4.75%, 01/15/11	141,437

		15,459,279

Iowa — 0.1%
250,000	City of Iowa City Parking Facilities Revenue Bonds, (MBIA) 5.88%, 07/01/15	256,570

Kentucky — 0.5%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (FGIC) 5.00%, 11/01/15	1,081,180

Louisiana — 1.0%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,127,560

Maine — 0.9%
1,160,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	1,243,601
500,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	518,140
150,000	Maine Municipal Bond Bank Refunding Revenue Bonds, Series A, (GO of Bond Bank) 4.75%, 11/01/17	161,129

		1,922,870

Massachusetts — 0.2%
400,000	Commonwealth of Massachusetts Special Obligation Consolidation Loan Refunding Revenue Bonds, Series A, (FGIC) 5.50%, 06/01/16	443,336

Michigan — 5.2%
200,000	Canton Charter Township Capital Improvement GO, (FSA) 5.00%, 04/01/17	217,552
130,000	Central Montcalm Public Schools GO, OID, (MBIA, Q-SBLF) 5.35%, 05/01/11	133,592
1,450,000	Central Montcalm Public Schools Refunding GO, (MBIA, Q-SBLF) 5.00%, 05/01/23	1,484,017
125,000	Clarkston Community Schools GO, (Q-SBLF) 5.00%, 05/01/15	135,273
345,000	Clintondale Community Schools Refunding GO, (MBIA, Q-SBLF) 5.00%, 05/01/20	356,326
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	264,808
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/14	253,133
250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF) 5.38%, 05/01/19	263,680

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
Michigan (continued)
$325,000	East Lansing School District School Building & Site GO, OID, (Q-SBLF) 5.35%, 05/01/16	$342,647
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/14	158,208
150,000	Jackson Public Schools School Building & Site Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/15	161,438
2,500,000	Michigan Municipal Bond Authority State Clean Water Revolving Fund Revenue Bonds, 5.00%, 10/01/23	2,613,825
100,000	Mount Clemens Community School District Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/18	105,911
100,000	Oakland Schools Intermediate School District School Building & Site GO, (FSA) 5.00%, 05/01/36	100,980
685,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	716,510
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	258,818
125,000	Saginaw City School District School Building & Site GO, (FSA, Q-SBLF) 5.00%, 05/01/26	128,216
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	767,613
1,390,000	Stockbridge Community Schools Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/21	1,441,374
150,000	Van Buren County GO, OID, (AMBAC) 5.00%, 05/01/15	154,576
375,000	Warren Transportation Fund GO, OID, 5.00%, 06/01/16	384,229
400,000	Zeeland Public Schools GO, (Q-SBLF) 5.00%, 05/01/20	408,900

		10,851,626

Minnesota — 1.0%
950,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	1,037,438
1,000,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/17	1,092,420

		2,129,858

Mississippi — 1.0%
2,000,000	State of Mississippi GO, Series D, (MBIA) 5.00%, 11/01/16	2,178,640

Missouri — 0.7%
360,000	Clay County Public School District No. 53 Liberty GO, (State Aid Direct Deposit) 5.00%, 03/01/21	377,287
600,000	North Kansas City School District No. 74 Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/18	647,226
400,000	St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA, State Aid Direct Deposit) 5.00%, 04/01/21	414,120

		1,438,633

Nevada — 1.7%
1,000,000	Clark County Improvement District No. 112 Special Assessment, 5.00%, 08/01/34	989,940
2,000,000	Clark County School District Refunding GO, Series B, (FGIC) 5.00%, 06/15/22	2,061,480
500,000	Washoe County GO, OID, (MBIA) 5.00%, 06/01/17	500,610

		3,552,030

New Jersey — 3.0%
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,592,520
1,200,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16	1,315,872
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (MBIA) 5.50%, 12/15/15	1,521,946

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14	$123,328
1,175,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37	1,302,241
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42	383,906

		6,239,813

New York — 7.3%
2,000,000	City of New York Refunding GO, Series A1, 5.00%, 08/01/15	2,156,280
4,450,000	City of New York Refunding GO, Series G, (MBIA) 5.00%, 08/01/18	4,697,198
4,600,000	New York City Transitional Finance Authority Revenue Bonds, Series S1, (State Aid Withholding) 5.00%, 01/15/25	4,683,076
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (MBIA) 5.00%, 11/15/15	1,087,550
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (FGIC) 5.00%, 02/15/16	584,562
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	1,543,046
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	436,492

		15,188,204

North Carolina — 1.8%
250,000	City of Winston-Salem COP, Series A, 5.00%, 06/01/15	271,622
200,000	City of Winston-Salem COP, Series A, 5.00%, 06/01/16	217,368
300,000	County of Brunswick GO, (FGIC) 5.00%, 05/01/15	316,530
1,000,000	County of Harnett COP, Series A, (FSA) 5.00%, 12/01/14	1,084,370
1,735,000	Dare County COP, (FGIC) 5.00%, 06/01/17	1,821,750

		3,711,640

Ohio — 3.0%
2,000,000	Cincinnati City School District Refunding GO, (FGIC) 5.00%, 12/01/17	2,147,800
100,000	City of Cincinnati GO, 5.00%, 12/01/15	107,225
700,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, (MBIA) 5.00%, 12/01/19	740,537
100,000	Licking Heights Local School District Refunding GO, Series A, (MBIA) 5.00%, 12/01/18	104,818
2,365,000	Ohio State Building Authority Facilities Refunding Revenue Bonds, Series B, (FGIC) 5.00%, 10/01/18	2,532,111
400,000	Ohio State Department of Administrative Services COP, Series A, (MBIA) 5.00%, 09/01/16	425,044
100,000	Wellston City School District GO, 5.80%, 12/01/13	113,411

		6,170,946

Pennsylvania — 0.8%
115,000	New Castle Area School District GO, OID, (MBIA, State Aid Withholding) 4.40%, 03/01/11	119,824
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (MBIA) 5.00%, 04/01/17	1,539,245

		1,659,069

Puerto Rico — 4.6%
4,300,000	Commonwealth of Puerto Rico Pre-Refunded GO, Series B, 5.00%, 07/01/35	4,741,954
425,000	Puerto Rico Electric Power Authority Revenue Bonds, Series II, OID, 5.25%, 07/01/31	465,745

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
Puerto Rico (continued)
$300,000	Puerto Rico Electric Power Authority Revenue Bonds, Series RR, (FGIC) 5.00%, 07/01/35	$330,282
3,800,000	Puerto Rico Highway & Transportation Authority Revenue Bonds, Series K, 5.00%, 07/01/40	4,183,572

		9,721,553

South Carolina — 0.6%
1,215,000	Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 06/01/21	1,268,399

Texas — 30.0%
1,255,000	Alamo Community College District GO, Series A, (MBIA) 5.50%, 08/15/15	1,398,585
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,309,720
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	116,362
500,000	Allen Independent School District GO, (PSF-GTD) 5.00%, 02/15/21	515,315
3,350,000	Angleton Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/26	3,412,813
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,080,570
100,000	City of Austin Revenue Bonds, (MBIA) 5.25%, 05/15/25	108,171
515,000	City of Denton GO, (MBIA) 5.00%, 02/15/14	554,588
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (MBIA) 4.50%, 03/01/14	937,620
4,000,000	City of Houston Refunding GO, Series A, (MBIA) 5.25%, 03/01/14	4,359,960
3,000,000	City of Houston Refunding GO, Series A, (MBIA) 5.38%, 03/01/15	3,292,950
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20	274,625
500,000	City of San Antonio GO, OID, 4.38%, 02/01/23	484,595
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,780,579
1,375,000	City of Temple Utilities System Revenue Bonds, (MBIA) 5.00%, 08/01/23	1,394,154
1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 08/15/28	1,523,940
830,000	Comal Independent School District School Building GO, (PSF-GTD) 5.00%, 02/01/28	838,723
300,000	Coppell Independent School District School Building GO, (MBIA) 5.00%, 08/15/15	325,095
315,000	Coppell Independent School District School Building GO, (MBIA) 5.00%, 08/15/16	341,167
500,000	County of Hidalgo GO, (MBIA) 4.50%, 08/15/19	507,740
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	107,674
1,000,000	Dallas Independent School District School Building GO, (PSF-GTD) 4.75%, 08/15/25	1,005,290
1,045,000	Deer Park Independent School District GO, (FSA) 5.00%, 02/15/17	1,129,279
245,000	El Paso County Refunding GO, (MBIA) 5.00%, 02/15/16	264,754
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,074,160
3,000,000	Fort Worth Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/17	3,234,120
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (FSA) 5.00%, 03/01/21	1,136,884
350,000	Frisco Independent School District School Building GO, Series B, (MBIA) 5.50%, 07/15/13	384,689
275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/17	298,218

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
Texas (continued)
$700,000	Grapevine Refunding GO, Series A, (MBIA) 5.00%, 08/15/17	$743,575
1,000,000	Grapevine Refunding GO, Series A, (MBIA) 5.00%, 08/15/19	1,046,990
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/19	393,854
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/35	1,002,920
500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	534,745
1,000,000	Hays Consolidated Independent School District GO, (PSF-GTD) 5.25%, 08/15/23	1,059,980
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	401,333
100,000	Keller Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	107,671
100,000	Klein Independent School District GO, (PSF-GTD) 5.00%, 08/01/18	104,574
115,000	Lake Travis Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/19	121,111
1,300,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/17	1,412,047
220,000	McKinney GO, OID, (FGIC) 5.20%, 08/05/14	228,109
840,000	Midland College District GO, (FGIC) 5.00%, 02/15/24	853,541
700,000	Northwest Independent School District GO, (PSF-GTD) 4.50%, 02/15/18	718,886
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	306,693
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	565,273
375,000	San Antonio Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/16	404,681
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/16	313,293
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	468,032
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,044,627
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,639,560
745,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/14	805,382
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	2,933,356
750,000	State of Texas Public Finance Authority GO, 5.00%, 10/01/26	768,225
635,000	State of Texas Public Finance Authority Park & Wildlife GO, OID, 5.90%, 10/01/17	663,950
1,570,000	State of Texas Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,702,963
2,340,000	State of Texas Water Financial Assistance GO, Series A, 5.00%, 08/01/27	2,378,633
250,000	Texas Tech University Refunding Revenue Bonds, (AMBAC) 5.00%, 02/15/16	268,800
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,277,410
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,758,249
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,176,807

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Principal Amount		Value
Texas (continued)
$280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/10	$292,692

		62,690,302

Utah — 0.1%
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	134,819

Virginia — 0.8%
1,000,000	City of Alexandria GO, Series A, 4.25%, 07/15/20	1,010,500
225,000	City of Norfolk Water Revenue Bonds, 5.00%, 11/01/16	243,272
150,000	City of Virginia Beach Public Improvement GO, 5.00%, 01/15/16	164,013
150,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds, 5.00%, 02/01/16	161,786

		1,579,571

Washington — 4.4%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (MBIA) 5.00%, 06/01/17	107,290
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (FGIC) 5.00%, 01/01/13	106,492
200,000	Pierce County School District No. 320 Sumner Refunding GO, (FGIC, School Board Guaranty) 5.00%, 12/01/16	211,704
250,000	Snohomish County School District No. 6 Mukilteo GO, OID, (School Board Guaranty) 5.35%, 12/01/15	267,137
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,142,940
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	4,256,520
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,176,107

		9,268,190

West Virginia — 0.1%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA) 5.50%, 04/01/17	302,800

Wisconsin — 1.6%
135,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/13	143,112
145,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/14	153,713
775,000	County of Outagamie Refunding GO, 5.50%, 04/01/14	831,846
150,000	Door County GO, Series A, OID, (FGIC) 5.25%, 09/01/20	160,150
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC) 4.40%, 05/01/11	519,960
100,000	Fond Du Lac Refunding GO, (FGIC) 4.75%, 03/01/15	105,912
100,000	Fond Du Lac Refunding GO, (FGIC) 4.75%, 03/01/16	105,395
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (FSA) 4.60%, 12/01/10	136,841
520,000	Osceola School District School Building GO, Series A, OID, (FGIC) 5.13%, 05/01/17	534,549
220,000	Two Rivers Public School District Refunding GO, (FSA) 5.75%, 03/01/12	232,527
505,000	Verona Area School District GO, Series A, (MBIA) 5.50%, 10/01/12	521,428

		3,445,433

Total Municipal Bonds (Cost $198,419,398)		199,101,119

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2008
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 6.7%
14,004,700	SEI Daily Income Trust Government II Fund, Class A .	$14,004,700

Total Investment Company (Cost $14,004,700)		14,004,700

TOTAL INVESTMENTS — 101.9% (Cost $212,424,098)(a)		213,105,819
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(3,914,445)

NET ASSETS — 100.0%		$209,191,374

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,201,361
Unrealized depreciation	(1,519,640)

Net unrealized appreciation	$681,721

(b)	Variable rate security. Rate represents the rate in effect as of July 31, 2008. Maturity reflects final maturity date.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GO — General Obligations

MBIA — Insured by MBIA

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

Percentage of Net Assets
Alabama	1.3%
Arizona	0.6
California	4.1
Colorado	0.3
Florida	4.5
Georgia	2.6
Illinois	4.0
Indiana	7.4
Iowa	0.1
Kentucky	0.5
Louisiana	1.0
Maine	0.9
Massachusetts	0.2
Michigan	5.2
Minnesota	1.0
Mississippi	1.0
Missouri	0.7
Nevada	1.7
New Jersey	3.0
New York	7.3
North Carolina	1.8
Ohio	3.0
Pennsylvania	0.8
Puerto Rico	4.6
South Carolina	0.6
Texas	30.0
Utah	0.1
Virginia	0.8
Washington	4.4
West Virginia	0.1
Wisconsin	1.6
Other*	4.8

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2008 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2008, the Corporation consisted of eight separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.

Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.

Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)(formerly International Fund)	Long-term growth of capital.

Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)*	Long-term capital appreciation.

Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)**	Long-term capital appreciation.

Old Westbury Real Return Fund (“Real Return Fund”)***	Real return over inflation.

Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).

Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

*	Global Small Cap Fund commenced operations on April 7, 2005.
**	Global Opportunities Fund commenced operations on November 28, 2007.
***	Real Return Fund commenced operations on April 29, 2005.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)

July 31, 2008 (Unaudited)

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Non-U.S. Large Cap Fund, Global Small Cap Fund and Global Opportunities Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Non-U.S. Large Cap Fund, Global Small Cap Fund and Global Opportunities Fund use fair value pricing, the value assigned to the Non-U.S. Large Cap Fund’s, Global Small Cap Fund’s, and Global Opportunities Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Non-U.S. Large Cap Fund, Global Small Cap Fund, Global Opportunities Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, the Real Return Fund may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)

July 31, 2008 (Unaudited)

As of July 31, 2008, the Global Opportunities Fund had the following open forward foreign currency contracts:

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Global Opportunities Fund:
Canada Dollar / Long	08/28/08	$2,387,941	$2,293,135	$(94,806)
Canada Dollar / Long	09/12/08	1,002,115	980,272	(21,843)
Chile peso/long	12/17/08	1,883,065	1,847,009	(36,056)
Costa Rica Colon / Long	05/22/09	2,200,000	2,001,223	(198,777)
Czechoslovakia koruna / Long	02/12/09	2,408,942	2,594,525	185,583
Czechoslovakia koruna / Long	02/17/09	893,346	952,995	59,649
Czechoslovakia koruna / Long	02/27/09	657,801	666,614	8,813
Euro / Long	12/17/08	628,857	665,773	36,916
Euro / Long	09/03/08	6,301,518	6,689,496	387,978
Hong Kong Dollar / Long	09/29/08	1,000,656	998,537	(2,119)
India Rupee / Long	12/17/08	1,891,834	1,716,938	(174,896)
India Rupee / Long	12/19/08	617,673	515,470	(102,203)
Indonesia Rupiah / Long	08/04/09	5,455,625	5,182,052	(273,573)
Japan Yen / Long	12/04/08	996,097	1,027,388	31,291
Japan Yen / Long	12/17/08	4,300,000	4,356,760	56,760
Japan Yen / Long	02/05/09	4,000,000	3,933,099	(66,901)
Japan Yen / Long	02/12/09	5,374,677	5,309,236	(65,441)
Japan Yen / Long	02/17/09	2,300,000	2,292,927	(7,073)
Japan Yen / Long	02/23/09	4,528,779	4,481,556	(47,224)
Japan Yen / Long	02/25/09	3,014,074	2,990,993	(23,081)
Japan Yen / Long	02/26/09	1,532,274	1,489,475	(42,799)
Japan Yen / Long	02/27/09	6,977,582	6,795,698	(181,884)
Japan Yen / Long	03/09/09	789,614	747,334	(42,280)
Japan Yen / Long	03/10/09	595,622	558,702	(36,920)
Japan Yen / Long	04/06/09	3,430,927	3,203,579	(227,348)
Japan Yen / Long	04/14/09	2,314,629	2,149,148	(165,481)
Japan Yen / Long	04/20/09	3,555,681	3,393,291	(162,390)
Japan Yen / Long	08/08/08	20,235,997	19,680,384	(555,613)
Japan Yen / Long	08/14/08	3,104,477	2,974,142	(130,335)
Japan Yen / Long	10/03/08	4,966,715	4,838,366	(128,349)
Kazakhstan Tenge / Long	12/18/08	3,700,000	3,937,634	237,634
Kazakhstan Tenge / Long	02/26/09	700,000	742,397	42,397
Kazakhstan Tenge / Long	02/27/09	4,032,271	4,264,160	231,889
Kazakhstan Tenge / Long	03/03/09	2,285,514	2,295,181	9,667
Kazakhstan Tenge / Long	04/01/09	372,682	367,812	(4,870)
Kazakhstan Tenge / Long	04/17/09	2,060,728	2,114,310	53,582
Kazakhstan Tenge / Long	04/27/09	2,284,948	2,346,451	61,503
Malaysia Ringgit / Long	04/14/09	6,952,965	6,791,475	(161,490)
Malaysia Ringgit / Long	04/21/09	1,224,606	1,153,265	(71,341)
Malaysia Ringgit / Long	04/27/09	1,106,630	1,065,179	(41,451)
Malaysia Ringgit / Long	04/30/09	383,538	357,201	(26,337)
Malaysia Ringgit / Long	05/07/09	379,706	356,120	(23,586)
Malaysia Ringgit / Long	05/27/09	3,506,311	3,457,900	(48,411)
Malaysia Ringgit / Long	06/09/09	6,392,788	6,355,133	(37,655)
Malaysia Ringgit / Long	06/10/09	1,546,715	1,503,740	(42,975)
Malaysia Ringgit / Long	06/12/09	257,914	255,538	(2,376)
Malaysia Ringgit / Long	06/15/09	339,434	333,556	(5,878)
Malaysia Ringgit / Long	06/16/09	667,849	659,044	(8,805)
Malaysia Ringgit / Long	07/07/09	7,507,442	7,543,704	36,262
Malaysia Ringgit / Long	07/14/09	565,945	565,565	(380)

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)

July 31, 2008 (Unaudited)

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Malaysia Ringgit / Long	07/15/09	$1,444,780	$1,397,427	$(47,353)
Malaysia Ringgit / Long	07/16/09	375,766	363,419	(12,347)
Malaysia Ringgit / Long	07/17/09	383,411	369,262	(14,149)
Malaysia Ringgit / Long	07/24/09	263,197	257,077	(6,120)
Malaysia Ringgit / Long	08/06/08	30,773,393	29,694,852	(1,078,541)
Malaysia Ringgit / Long	08/12/08	15,318,898	14,936,706	(382,192)
Malaysia Ringgit / Long	09/16/08	10,000,000	10,018,117	18,117
Malaysia Ringgit / Long	09/22/08	9,933,570	9,872,259	(61,311)
Malaysia Ringgit / Long	09/26/08	4,929,187	4,916,170	(13,017)
Malaysia Ringgit / Long	09/29/08	10,004,688	9,829,270	(175,418)
Norway Krone / Long	12/17/08	1,228,663	1,284,710	56,047
Peru New Sol / Long	12/17/08	619,503	655,040	35,537
Peru New Sol / Long	05/15/09	666,011	638,258	(27,753)
Peru New Sol / Long	05/19/09	832,514	798,363	(34,151)
Poland Zloty / Long	12/17/08	1,227,327	1,444,396	217,069
Poland Zloty / Long	02/27/09	4,615,819	5,132,285	516,466
Singapore Dollar / Long	04/14/09	12,628,041	12,606,106	(21,935)
Singapore Dollar / Long	04/17/09	1,220,266	1,189,260	(31,006)
Singapore Dollar / Long	04/20/09	1,231,614	1,196,096	(35,518)
Singapore Dollar / Long	04/20/09	2,463,228	2,390,822	(72,406)
Singapore Dollar / Long	04/24/09	615,189	596,545	(18,644)
Singapore Dollar / Long	04/27/09	594,371	594,645	274
Singapore Dollar / Long	05/06/09	385,507	378,423	(7,084)
Singapore Dollar / Long	07/13/09	729,177	736,399	7,222
Singapore Dollar / Long	07/14/09	731,056	737,538	6,482
Singapore Dollar / Long	07/15/09	763,844	743,747	(20,097)
Singapore Dollar / Long	07/17/09	383,411	370,152	(13,259)
Singapore Dollar / Long	07/24/09	380,174	370,668	(9,506)
Singapore Dollar / Long	08/11/08	10,113,724	10,070,513	(43,211)
Singapore Dollar / Long	09/02/08	15,000,000	14,888,021	(111,979)
Singapore Dollar / Long	09/15/08	15,286,524	15,365,081	78,557
Singapore Dollar / Long	09/16/08	10,000,000	10,060,044	60,044
Singapore Dollar / Long	09/26/08	5,092,133	5,083,767	(8,366)
Singapore Dollar / Long	10/03/08	10,217,531	10,170,574	(46,957)
Singapore Dollar / Long	10/21/08	30,341,652	30,095,078	(246,574)
Singapore Dollar / Long	09/03/08	4,929,853	5,004,112	74,259
Singapore Dollar / Long	09/15/08	2,062,972	2,073,573	10,601
Sweden Krona / Long	02/27/09	13,597,495	13,711,430	113,935
Sweden Krona / Long	04/17/09	4,785,052	4,634,036	(151,016)
Switzerland Franc / Long	11/19/08	29,101,363	29,021,957	(79,406)
Switzerland Franc / Long	08/14/0/	1,109,336	1,053,594	(55,742)
Switzerland franc/long	01/21/09	19,729,473	20,610,010	880,537
Switzerland franc/long	03/27/09	2,007,785	1,936,470	(71,315)
Switzerland franc/long	04/01/09	787,032	759,146	(27,886)
Switzerland franc/long	04/06/09	1,005,695	973,042	(32,653)
Switzerland franc/short	01/20/09	1,942,466	2,008,336	(65,870)
Taiwan Dollar / Long	07/14/09	834,662	843,831	9,169
Taiwan Dollar / Long	07/15/09	1,210,074	1,166,898	(43,176)
Taiwan Dollar / Long	07/17/09	383,411	370,034	(13,377)
Taiwan Dollar / Long	07/24/09	415,266	402,175	(13,091)
Taiwan Dollar / Long	08/12/08	10,388,030	10,307,697	(80,333)
Taiwan Dollar / Long	09/22/08	10,316,487	10,163,626	(152,861)

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)

July 31, 2008 (Unaudited)

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Taiwan Dollar / Long	09/29/08	$15,264,912	$14,962,764	$(302,148)
Taiwan Dollar / Long	10/03/08	9,932,895	9,768,050	(164,845)
Taiwan Dollar / Long	10/21/08	19,724,115	19,402,936	(321,179)
United Kindom Pound / Long	10/03/08	3,977,830	4,007,906	30,076
Euro / Short	01/28/09	2,933,991	3,109,009	(175,018)
Euro / Short	01/29/09	4,092,649	4,338,532	(245,883)
Euro / Short	02/04/09	1,182,069	1,244,820	(62,751)
Euro / Short	02/19/09	1,834,162	1,959,751	(125,589)
Euro / Short	02/23/09	9,038,967	9,576,768	(537,802)
Euro / Short	02/25/09	4,525,704	4,787,974	(262,270)
Euro / Short	02/26/09	6,811,380	7,167,134	(355,753)
Euro / Short	02/27/09	40,790,510	41,951,257	(1,160,747)
Euro / Short	03/03/09	1,550,375	1,595,581	(45,206)
Euro / Short	03/04/09	2,320,855	2,393,268	(72,413)
Euro / Short	03/09/09	1,568,494	1,595,170	(26,676)
Euro / Short	03/10/09	1,377,010	1,395,715	(18,705)
Euro / Short	03/17/09	790,265	797,312	(7,047)
Euro / Short	04/06/09	3,430,927	3,385,671	45,256
Euro / Short	04/14/09	18,079,150	17,846,454	232,695
Euro / Short	04/17/09	6,005,318	5,841,377	163,941
Euro / Short	04/20/09	7250523	7112787	137735
Euro / Short	04/21/09	1224606	1185393	39213
Euro / Short	04/24/09	615189	592621	22568
Euro / Short	04/27/09	594371	592544	1827
Euro / Short	05/06/09	385507	385004	503
Euro / Short	05/27/09	3506312	3502368	3944
Euro / Short	06/06/09	6392789	6383137	9652
Euro / Short	06/10/09	3815546	3770940	44606
Euro / Short	06/12/09	257915	255875	2040
Euro / Short	06/15/09	339434	335549	3885
Euro / Short	06/16/09	667,849	665,160	2,689
Euro / Short	07/07/09	7,507,443	7,451,210	56,233
Euro / Short	07/13/09	2,213,639	2,209,467	4,172
Euro / Short	07/14/09	3,617,779	3,625,638	(7,859)
Euro / Short	07/15/09	4,920,133	4,769,780	150,353
Euro / Short	07/16/09	540,163	521,142	19,021
Euro / Short	07/17/09	1,903,927	1,840,909	63,018
Euro / Short	07/22/09	575,130	566,312	8,818
Euro / Short	07/24/09	2,387,426	2,327,345	60,081
Euro / Short	08/12/08	89,459,477	90,161,025	(701,547)
Euro / Short	09/03/08	4,738,175	5,060,209	(322,034)
Mexico Peso / Short	12/17/08	4,525,453	4,780,631	(255,178)
Mexico Peso / Short	02/09/09	6,531,991	7,151,691	(619,700)
Mexico Peso / Short	03/03/09	2,285,513	2,360,597	(75,084)
Mexico Peso / Short	04/01/09	2,247,995	2,390,179	(142,184)
Mexico Peso / Short	04/07/09	11,079,804	11,737,252	(657,448)
New Zealand Dollar / Short	12/19/08	617,673	558,699	58,974
New Zealand Dollar / Short	08/04/09	5,455,625	5,224,640	230,985
Romania Leu / Short	12/17/08	3,151,051	3,286,160	(135,109)
Romania Leu / Short	02/12/09	2,408,942	2,583,404	(174,462)
Romania Leu / Short	02/17/09	893,346	943,491	(50,145)
Romania Leu / Short	02/27/09	657,801	672,924	(15,123)

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)

July 31, 2008 (Unaudited)

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
South Africa Rand / Short	11/07/08	$10,197,252	$10,204,934	$(7,682)
South Korea Won / Short	01/20/09	10,813,899	10,140,073	673,826
South Korea Won / Short	01/21/09	5,065,575	4,726,931	338,644
South Korea Won / Short	01/23/09	4,521,656	4,234,081	287,575
South Korea Won / Short	02/25/09	980,000	913,436	66,564
South Korea Won / Short	02/27/09	980,000	911,775	68,225
South Korea Won / Short	03/04/09	980,000	906,771	73,229
South Korea Won / Short	03/27/09	2,007,785	1,923,963	83,822
South Korea Won / Short	04/01/09	787,032	752,752	34,280
South Korea Won / Short	04/06/09	1,005,696	961,800	43,896
Taiwan Dollar / Short	07/16/09	164,398	159,155	5,243
Thailand Baht / Short	08/11/08	23,000,000	23,003,929	(3,929)
Turkey Liar / Short	08/11/08	10,000,000	10,890,813	(890,813)
United Kindom / Short	08/11/08	30,003,248	30,340,423	(337,175)
United Kindom / Short	08/14/08	20,042,053	20,458,657	(416,604)
United Kindom / Short	08/27/08	9,950,714	10,038,056	(87,342)
United Kindom / Short	09/08/08	40,213,746	40,063,803	149,943
United Kindom / Short	09/16/08	40,572,764	40,405,371	167,393
United Kindom / Short	09/22/08	40,754,314	40,414,934	339,380
United Kindom Pound / Short	04/07/09	2,234,703	2,240,087	(5,384)
United Kindom Pound / Short	04/14/09	8,475,378	8,607,165	(131,786)
United Kindom Pound / Short	04/27/09	1,106,630	1,122,208	(15,578)
United Kindom Pound / Short	04/30/09	383,538	374,003	9,535
United Kindom Pound / Short	05/07/09	379,706	373,848	5,858

				(8,260,824)

E. Swap Agreements. The Global Small Cap Fund, Global Opportunities Fund, Real Return Fund and Fixed Income Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.” The Real Return Fund has $161,608,000 as collateral for its open swap agreements.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statement of Operations, and the interest expense is included in the Fund’s overall expense ratio.

F. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument increases between those dates.

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)

July 31, 2008 (Unaudited)

As a writer of put options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument decreases between those dates.

G. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles.

H. Inflation-Protected Securities. The Global Small Cap Fund, Global Opportunities Fund, Real Return Fund, Fixed Income Fund and Municipal Bond Fund may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any NRSRO. Loans that are rated lower than investment grade entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments.

K. Structured Notes. The Global Opportunities Fund may purchase structured notes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates. Because structured notes typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Further, in the case

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)

July 31, 2008 (Unaudited)

of certain structured notes, a decline or increase in the value of the underlying instruments may cause the interest rate to be reduced to zero, and any further declines or increases in the underlying instruments may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the underlying instruments decreases. These securities may be less liquid than other types of securities, and may be more volatile than their underlying instruments. In addition, structured notes typically are sold in private placement transactions and may have a limited trading markets.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

N. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid semi-annually for the Global Opportunities Fund, Real Return Fund, Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Equity Fund, Mid Cap Equity Fund, Global Small Cap Fund and Non-U.S. Large Cap Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

O. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate basis.

P. Recent Accounting Pronouncements. In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS157 relate to the definition of fair value, the methods use to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements reported on the statements of operations for a fiscal period.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

3.	Tax Information:

At October 31, 2007, the following Fund had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015
Municipal Bond Fund	$22,373	$101,465

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)

July 31, 2008 (Unaudited)

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President (principal executive officer)

Date	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President (principal executive officer)

Date	September 25, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date	September 25, 2008

*	Print the name and title of each signing officer under his or her signature.